UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
International Classic Value Fund

Semiannual Report
6.30.07

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 12

Notes to financial statements
page 20

For more information
page 32

CEO corner

To Our Shareholders,

The stock market gained ground in the first half of 2007, returning 6.96% through June 30, as measured by the Standard & Poor’s 500 Index. It was bolstered by stronger-than-expected corporate earnings growth, healthy global economic growth, increased merger and acquisitions activity and mostly steady interest rates. These positives served to overcome concerns about inflation, a slumping housing market, the subprime mortgage debacle and mixed signals on the future direction of interest rates.

In fact, at the end of May, the stock market passed a significant milestone, when the broad Standard & Poor’s 500 Index climbed beyond the record it had set seven years ago. From its peak in March 2000, the stock market spiraled downward three consecutive years, bottoming in 2002. The upturn began in 2003, and the market has advanced each year since, finally setting a new high on May 30, 2007.

This nearly complete market cycle highlights the importance of an investment principle you have heard us speak of often: diversification. That is because it is a key to protecting, and growing, your assets. By allocating your investments among different asset classes, investment styles and portfolio managers, you are likely to be well represented through all phases of a complete market cycle, with the winners helping to cushion the fall of the losers.

The challenge for investors with a diversified portfolio is to properly evaluate your investments to tell the difference between an underperforming manager and an out-of-favor style, while also understanding the role each investment plays in your portfolio. That’s where your financial professional can provide true value. He or she can help you make those assessments and also counsel patience, because a properly diversified portfolio by its very nature will typically have something lagging or out of favor — a concept that can be difficult to live with, but necessary to embrace. If everything in your portfolio is “working,” then you are not truly diversified, but rather are leveraged to the current market and the flavor of the day. If so, you are bound to be out of step in the near future.

With the recent volatility in the securities markets, it has prompted investors to question how long this type of market cycle will last. History tells us it will end and that when it does, today’s leaders may well turn into laggards and vice versa. Indeed, the current subprime mortgage market woes, the subsequent credit crunch and their impact on the financial markets and the global credit markets, are just the latest examples of why investors should be well-diversified. For with patience and a diversified portfolio, it could be easier to weather the market’s twists and turns and reach your long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 27, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks long-term growth of capital by normally investing at least 80% of its assets in equity securities of foreign companies of any size.

Over the last six months

► International stocks posted double-digit gains thanks to strong earnings and heavy merger activity.

► The Fund posted positive results but trailed both its peer group and benchmark index.

► The portfolio's consumer stocks contributed favorably to performance, while financial and industrial holdings detracted.

John Hancock International Classic Value Fund

Fund performance for the six months ended June 30, 2007.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above

Top 10 holdings
Alcatel-Lucent SA	4.7%	Vivendi Universal SA	3.6%

Amcor Ltd.	4.4%	Mitsubishi UFJ Financial Group, Inc.	3.4%

Rentokil Initial Plc	4.4%	HSBC Holdings Plc	3.2%

ING Groep NV	4.0%	Johnson Electric Holdings Ltd.	3.2%

RenaissanceRe Holdings Ltd.	3.6%	XL Capital Ltd. (Class A)	3.2%

As a percentage of net assets on June 30, 2007.

1

Managers’ report

John Hancock
International Classic Value Fund

After enjoying strong returns in 2006, international stocks extended their rally in the first half of 2007. The MSCI EAFE Index, a broad measure of foreign stock performance, returned 10.74% . Improving economic conditions around the globe contributed to strong corporate earnings growth, and a steady stream of mergers and acquisitions, driven primarily by private equity firms, also provided a boost to global stock markets.

Reflecting the continued global boom in industrials and commodities during the first half of 2007, emerging markets were the top performers, though they also experienced considerable volatility, rebounding sharply after a decline early in the year. Among developed markets, Europe delivered the best returns, followed by healthy gains in markets along the Pacific Rim. The lone exception was Japan, which posted modest gains amid an uncertain economic environment. Growth stocks outperformed value stocks in most regions of the world.

Fund performance

For the six months ended June 30, 2007, John Hancock International Classic Value Fund’s Class A, Class B, Class C, Class I and Class NAV shares posted total returns of 3.72%, 3.37%, 3.37%, 3.98% and 3.89%, respectively, at net asset value. By comparison, the average foreign large value fund returned 10.29%, according to Morningstar, Inc.,1 and the MSCI EAFE Index returned 10.74% . Keep in mind that your net asset

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS
XL Capital	▲	Property and casualty insurer based in Bermuda exceeded
earnings expectations
Koninklijke Ahold	▲	Dutch supermarket chain sold off its U.S. foodservice business
Alcatel-Lucent	▼	Temporary slowdown in orders from wireless carriers led to an earnings shortfall

2

Portfolio Managers, Pzena Investment Management, LLC
A. Rama Krishna, CFA, John P. Goetz and Michael D. Peterson

value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period or did not reinvest all distributions. See pages six and seven for historical performance information.

“After enjoying strong returns
in 2006, international stocks
extended their rally in the first
half of 2007.”

Fund strategy

We select our investments from a universe of the 1,500 largest stocks outside the U.S., with a focus on the most undervalued segment. We generally seek companies that display four key characteristics: (1) a low price relative to normal earnings; (2) current earnings that are below normal; (3) a credible plan to restore normal earnings; and (4) a solid business with a sustainable competitive advantage and downside protection. The portfolio will remain invested in at least six countries outside the U.S., with a limitation of 10% in emerging markets.

What goes out of favor stays out of favor

As the strategy description suggests, our investment approach tends to lead us to unloved stocks in beaten-down segments of the market; we sometimes refer to it as an “anti-momentum” strategy. During the six-month period, the portfolio emphasized several areas that we viewed as attractive investment opportunities — financial stocks, which were hurt by narrowing net interest margins; companies that faced higher raw materials costs as commodity prices increased; and high-quality growth stocks that experienced a slowdown in their growth rates.

Unfortunately, in most of these cases, the unfavorable conditions that attracted us in the first place remained intact during the six-month period, and the stocks continued to languish. Conversely, areas of the market that

International Classic Value Fund

3

we have largely avoided because of their above-normal earnings levels, including energy, materials and utilities, remained on an upward trajectory thanks to rising commodity prices. As a result, the portfolio did not participate fully in the broad global stock-market rally.

Financials, industrials weighed on performance

The portfolio’s financial stocks detracted the most from performance, largely because of declines in our Japanese bank holdings, Mitsubishi UFJ and Sumitomo Mitsui. Net interest margins, which represent the difference between bank lending rates and deposit rates, have been gradually improving in Japan for more than a year after a long period of deep compression during the Bank of Japan’s zero-interest-rate policy. However, an unexpected but temporary setback in this progression during the period led to a sell-off in the stocks of Japanese banks.

Our investment thesis remains unchanged — we believe net interest margins will continue on an upward path, which will boost profits for Japanese banks. Consequently, we viewed this decline as a buying opportunity, and we added to our holdings.

The weakest performer in the portfolio was electric motor manufacturer Johnson Electric, based in Hong Kong. For some time, Johnson Electric has faced significant increases in raw materials prices that have crimped profit margins. During the first half, the company issued a pessimistic outlook for the remainder of 2007. Despite the recent struggles, we continue to like the long-term story for this innovative company that makes specialized motors.

SECTOR DISTRIBUTION[2]
Financials	36%
Industrials	18%
Consumer
discretionary	12%
Information
technology	9%
Materials	7%
Telecommunication
services	5%
Health care	4%
Utilities	3%
Energy	2%
Consumer staples	2%

Consumer, defense stocks outperformed

The best performers in the portfolio were consumer stocks. British catering company Compass Group was the portfolio’s top contributor in 2006, and it maintained its momentum in the first half of 2007. Profit margins, which had eroded after some operational mistakes at Compass in 2005, continued to recover, providing a lift to the stock. South Korean car maker Hyundai Motor was another strong performer thanks to healthy sales growth and further market share gains.

International Classic Value Fund

4

We also benefited from our holdings of European aerospace and defense stocks — Finmeccanica in Italy and Thales in France. European defense companies were historically run more like extensions of the government rather than like businesses, but this has changed recently as the companies have taken steps to reduce costs and eliminate unprofitable units. As a result, both stocks performed well, and Thales in particular generated a strong enough return that we trimmed our position in the stock.

“The best performers in the
portfolio were consumer stocks.”

Adding high-quality names

We added some high-quality companies to the portfolio that fell into the cheapest segment of the market because of slowing growth. Examples included British pharmaceutical company GlaxoSmithKline, Dutch consumer products maker Unilever and South Korean electronics manufacturer Samsung Electronics.

In contrast, we gradually reduced our exposure to the insurance industry by selling Zurich Financial Services, which reached fair value. We also trimmed our positions in Japanese printer and copier makers Brother Industries and Ricoh as their valuations improved.

Outlook

We are pleased with the quality of the businesses we own, and we are optimistic about the portfolio as we move into the second half of the year. The recent underperformance has provided us with opportunities to increase positions in several portfolio holdings at more attractive prices, and we continue to scour the global markets for high-quality companies trading at considerable discounts.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on June 30, 2007.

International Classic Value Fund

5

A look at performance

For the periods ended June 30, 2007

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6-month	1-year	5-year	10-year	inception

A	2-28-06	9.79%	—	—	7.10%	–1.46%	9.79%	—	—	9.58%

B	2-28-06	9.98	—	—	7.79	–1.63	9.98	—	—	10.52

C	2-28-06	13.78	—	—	10.55	2.37	13.78	—	—	14.32

I1	2-28-06	16.04	—	—	11.71	3.98	16.04	—	—	15.92

NAV[1]	12-28-06	—	—	—	—	3.89	—	—	—	3.99

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and NAV shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I and NAV share prospectuses.

International Classic Value Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in International Classic Value Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the MSCI EAFE Net Total Return Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	2-28-06	$11,452	$11,052	$13,211

C2	2-28-06	11,432	11,432	13,211

I3	2-28-06	11,592	11,592	13,211

NAV[3]	12-28-06	10,399	10,399	11,097

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class NAV shares, respectively, as of June 30, 2007. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI EAFE Net Total Return Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of June 2006, the MSCI EAFE Index consisted of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and United Kingdom. Returns are calculated and presented net of withholding tax.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I and Class NAV share prospectuses.

International Classic Value Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on January 1, 2007, with the same investment held until June 30, 2007.

	Account value	Ending value	Expenses paid during period
	on 1-1-07	6-30-07	ended 6-30-07[1]

Class A	$1,000.00	$1,037.20	$7.97

Class B	1,000.00	1,033.70	11.49

Class C	1,000.00	1,033.70	11.49

Class I	1,000.00	1,039.80	5.87

Class NAV	1,000.00	1,038.90	6.40

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2007 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

International Classic Value Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on January 1, 2007, with the same investment held until June 30, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 1-1-07	6-30-07	ended 6-30-07 [1]

Class A	$1,000.00	$1,016.97	$7.90

Class B	1,000.00	1,013.50	11.37

Class C	1,000.00	1,013.49	11.38

Class I	1,000.00	1,019.04	5.81

Class NAV	1,000.00	1,018.51	6.34

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.58%, 2.28%, 2.28%, 1.16% and 1.27% for Class A, Class B, Class C, Class I and Class NAV, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

International Classic Value Fund

9

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 6-30-07 (unaudited)

This schedule contains one main category: common stocks. Common stocks are further broken down by country.

Issuer	Shares	Value

Common stocks 97.95%		$37,931,285
(Cost $35,223,029)
Australia 4.44%		1,720,962

Amcor Ltd. (Paper Packaging)	271,550	1,720,962
Bermuda 6.79%		2,629,378

RenaissanceRe Holdings Ltd. (Reinsurance)	22,700	1,407,173

XL Capital Ltd. (Class A) (Property & Casualty Insurance)	14,500	1,222,205
Canada 1.93%		748,393

Magna International, Inc. (Class A) (Auto Parts & Equipment)	8,225	748,393
France 12.42%		4,808,427

Alcatel-Lucent SA (Communications Equipment)	129,725	1,818,577

Credit Agricole SA (Diversified Banks)	20,947	854,074

Thales SA (Aerospace & Defense)	12,275	751,315

Vivendi Universal SA (Movies & Entertainment)	32,125	1,384,461
Greece 2.93%		1,134,705

Public Power Corp. (Electric Utilities)	40,200	1,134,705
Hong Kong 3.18%		1,230,460

Johnson Electric Holdings Ltd. (Electrical Components & Equipment)	2,216,500	1,230,460
Ireland 1.64%		636,008

Kerry Group Plc (Class A) (Packaged Foods & Meats)	22,750	636,008
Italy 2.22%		858,701

Finmeccanica SpA (Aerospace & Defense)	27,850	858,701
Japan 20.76%		8,040,637

Aisin Seiki Co., Ltd. (Auto Parts & Equipment)	16,900	619,920

Brother Industries Ltd. (Office Electronics)	70,200	1,029,452

Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	121	1,332,524

Nippon Television Network Corp. (Broadcasting & Cable TV)	2,300	313,260

Ricoh Co., Ltd. (Office Electronics)	47,000	1,084,659

Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)	122	1,136,078

Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals)	7,800	502,757

Takefuji Corp. (Consumer Finance)	31,020	1,039,903

USS Co., Ltd. (Automotive Retail)	15,450	982,084

See notes to financial statements

International Classic Value Fund

10

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Netherlands 11.16%		$4,322,803

Aegon NV (Life & Health Insurance)	49,259	973,952

ING Groep NV (Other Diversified Financial Services)	35,100	1,554,387

Koninklijke Ahold NV (Food Retail) (I)	61,925	780,294

Koninklijke (Royal) Philips Electronics NV (Consumer Electronics)	20,250	863,123

Unilever NV — CVA (Packaged Foods & Meats)	4,850	151,047
Norway 1.27%		491,542

DnB NOR ASA (Diversified Banks)	38,100	491,542
South Korea 8.01%		3,101,973

Hyundai Motor Co. (Automobile Manufacturers)	11,150	880,994

Kookmin Bank (Diversified Banks)	6,775	594,710

Korea Electric Power Corp. (Electric Utilities)	18,010	799,232

Samsung Electronics Co. Ltd. (Semiconductors)	1,350	827,037
Sweden 0.89%		344,893

Nordea Bank AB (Diversified Banks)	22,000	344,893
Switzerland 2.07%		800,887

Clariant AG (Specialty Chemicals)	49,325	800,887
United Kingdom 18.24%		7,061,516

Aviva Plc (Multi-Line Insurance)	51,800	772,711

Compass Group Plc (Restaurants)	162,725	1,128,815

GlaxoSmithKline Plc (Pharmaceuticals)	44,925	1,176,264

HSBC Holdings Plc (Diversified Banks)	67,254	1,234,655

Rentokil Initial Plc (Environmental & Facilities Service)	528,325	1,701,306

Royal Bank of Scotland Group Plc (Diversified Banks)	82,500	1,047,765

Total investments (Cost $35,223,029) 97.95%		$37,931,285

Other assets and liabilities, net 2.05%		$794,457

Total net assets 100.00%		$38,725,742

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(I) Non-income-producing security.

See notes to financial statements

International Classic Value Fund

11

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 6-30-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $35,223,029)	$37,931,285
Cash	665,270
Foreign currency at value (cost $44,203)	44,206
Receivable for investments sold	76,364
Receivable for shares sold	31,596
Dividends and interest receivable	64,352
Receivable for forward foreign currency exchange contracts	13
Other assets	77,746
Total assets	38,890,832

Liabilities

Payable for shares repurchased	18,294
Payable for forward foreign currency exchange contracts	57
Payable to affiliates
Management fees	114,738
Distribution and service fees	1,403
Other	1,168
Other payables and accrued expenses	29,430
Total liabilities	165,090

Net assets

Capital paid-in	35,278,158
Accumulated net realized gain on investments and foreign currency transactions	459,828
Net unrealized appreciation of investments and translation of assets and
liabilities in foreign currencies	2,708,744
Accumulated net investment income	279,012
Net assets	$38,725,742

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($21,219,768 ÷ 1,855,556 shares)	$11.44
Class B ($1,643,246 ÷ 144,699 shares)[1]	$11.36
Class C ($4,819,195 ÷ 424,929 shares)[1]	$11.34
Class I ($6,167,696 ÷ 536,771 shares)	$11.49
Class NAV ($4,875,837 ÷ 424,553 shares)	$11.48

Maximum offering price per share

Class A2 ($11.44 ÷ 95%)	$12.04

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

International Classic Value Fund

12

F I N A N C I A L S T A T E M E N T S

Statement of operations For the period ended 6-30-07 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $44,485)	$538,241
Interest	17,222
Total investment income	555,463

Expenses

Investment management fees (Note 2)	177,838
Distribution and service fees (Note 2)	62,598
Class A, B and C transfer agent fees (Note 2)	22,935
Class I transfer agent fees (Note 2)	1,090
Accounting and legal services fees (Note 2)	1,896
Compliance fees	40
Blue sky fees	47,250
Custodian fees	11,003
Professional fees	10,248
Printing fees	8,430
Trustees’ fees	620
Miscellaneous	9,881
Total expenses	353,829
Less expense reductions (Note 2)	(77,378)
Net expenses	276,451
Net investment income	279,012

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	416,010
Foreign currency transactions	(13,073)
Change in net unrealized appreciation (depreciation) of
Investments	568,637
Translation of assets and liabilities in foreign currencies	401
Net realized and unrealized gain	971,975
Increase in net assets from operations	$1,250,987

1 Semiannual period from 1-1-07 to 6-30-07.

See notes to financial statements

International Classic Value Fund

13

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Period
	ended1	ended2
	12-31-06	6-30-07

Increase (decrease) in net assets

From operations
Net investment income	$64,884	$279,012
Net realized gain	217,162	402,937
Change in net unrealized appreciation (depreciation)	2,139,706	569,038
Increase in net assets resulting from operations	2,421,752	1,250,987
Distributions to shareholders
From net investment income
Class A	(60,059)	—
Class B	(3,408)	—
Class C	(11,356)	—
Class I	(7,714)	—
From net realized gain
Class A	(100,835)	—
Class B	(6,903)	—
Class C	(23,001)	—
Class I	(11,879)	—
	(225,155)	—
From Fund share transactions	25,090,869	10,187,289
Total increase	27,287,466	11,438,276

Net assets

Beginning of period	—	27,287,466
End of period[3]	$27,287,466	$38,725,742

1 Beginning of operations from 2-28-06 to 12-31-06.

2 Semiannual period from 1-1-07 to 6-30-07.

3 Includes accumulated net investment income of $0 and $279,012, respectively.

See notes to financial statements

International Classic Value Fund

14

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-06[1]	6-30-07[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$11.03
Net investment income[3]	0.05	0.09
Net realized and unrealized gain
on investments	1.08	0.32
Total from investment operations	1.13	0.41
Less distributions
From net investment income	(0.04)	—
From net realized gain	(0.06)	—
	(0.10)	—
Net asset value, end of period	$11.03	$11.44
Total return[4,5,6] (%)	11.25	3.72

Ratios and supplemental data

Net assets, end of period
(in millions)	$19	$21
Ratio of net expenses to average
net assets (%)	1.52[7]	1.58[7]
Ratio of gross expenses to average
net assets[8] (%)	2.67[7]	2.04[7]
Ratio of net investment income
to average net assets (%)	0.60[7]	1.60[7]
Portfolio turnover[6] (%)	20	9

See notes to financial statements

International Classic Value Fund

15

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-06[1]	6-30-07[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$10.99
Net investment income (loss)[3]	(0.01)	0.05
Net realized and unrealized
gain on investments	1.09	0.32
Total from investment operations	1.08	0.37
Less distributions
From net investment income	(0.03)	—
From net realized gain	(0.06)	—
	(0.09)	—
Net asset value, end of period	$10.99	$11.36
Total return[4,5,6] (%)	10.79	3.37

Ratios and supplemental data
Net assets, end of period
(in millions)	$1	$2
Ratio of net expenses to average
net assets (%)	2.22[7]	2.28[7]
Ratio of gross expenses to average
net assets[8] (%)	3.37[7]	2.74[7]
Ratio of net investment income
(loss) to average net assets (%)	(0.17)[7]	0.93[7]
Portfolio turnover[6] (%)	20	9

See notes to financial statements

International Classic Value Fund

16

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-06[1]	6-30-07[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$10.97
Net investment income (loss)[3]	(0.02)	0.05
Net realized and unrealized
gain on investments	1.08	0.32
Total from investment operations	1.06	0.37
Less distributions
From net investment income	(0.03)	—
From net realized gain	(0.06)	—
	(0.09)	—
Net asset value, end of period	$10.97	$11.34
Total return[4,5,6] (%)	10.59	3.37

Ratios and supplemental data

Net assets, end of period
(in millions)	$4	$5
Ratio of net expenses to average
net assets (%)	2.22[7]	2.28[7]
Ratio of gross expenses to average
net assets[8] (%)	3.37[7]	2.74[7]
Ratio of net investment income
(loss) to average net assets (%)	(0.28)[7]	0.94[7]
Portfolio turnover[6] (%)	20	9

See notes to financial statements

International Classic Value Fund

17

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-06[1]	6-30-07[2]

Per share operating performance
Net asset value, beginning of period	$10.00	$11.05
Net investment income[3]	0.06	0.13
Net realized and unrealized
gain on investments	1.09	0.31
Total from investment operations	1.15	0.44
Less distributions
From net investment income	(0.04)	—
From net realized gain	(0.06)	—
	(0.10)	—
Net asset value, end of period	$11.05	$11.49
Total return[4,6] (%)	11.48[5]	3.98

Ratios and supplemental data
Net assets, end of period
(in millions)	$2	$6
Ratio of net expenses to average
net assets (%)	1.17[7]	1.16[7]
Ratio of gross expenses to average
net assets (%)	2.32[7,8]	1.16[7]
Ratio of net investment income
to average net assets (%)	0.70[7]	2.34[7]
Portfolio turnover[6] (%)	20	9

See notes to financial statements

International Classic Value Fund

18

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS NAV SHARES

Period ended	12-31-06[9]	6-30-07[2]

Per share operating performance
Net asset value, beginning of period	$10.00	$11.05
Net investment income (loss)[3]	—[10]	0.15
Net realized and unrealized
gain on investments	0.01	0.28
Total from investment operations	0.01	0.43
Net asset value, end of period	$11.05	$11.48
Total return[4,6] (%)	0.09	3.89

Ratios and supplemental data

Net assets, end of period
(in millions)	—[11]	$5
Ratio of net expenses to average
net assets (%)	0.94[7]	1.27[7]
Ratio of net investment income
(loss) to average net assets (%)	(0.94)[7]	2.70[7]
Portfolio turnover[6] (%)	20	9

1 Beginning of operations from 2-28-06 to 12-31-06.

2 Semiannual period from 1-1-07 to 6-30-07. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the period shown.

9 Beginning of operations from 12-28-06 to 12-31-06. Class NAV did not participate in distributions of net realized gain since it began operations after ex-date.

10 Less than $0.01 per share.

11 Less that $500,000.

See notes to financial statements

International Classic Value Fund

19

Notes to financial statements (unaudited)

Note 1 Accounting policies

John Hancock International Classic Value Fund (the Fund) is a non-diversified series of John Hancock Capital Series (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to achieve long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class NAV shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (the SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

The Fund commenced operations on February 28, 2006. Class NAV was launched on December 28, 2006.

Significant accounting policies of the Fund are as follows:

Security valuation

The net asset value of the Class A, Class B, Class C, Class I and Class NAV shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc. a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be

International Classic Value Fund

20

valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 p.m., London Time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly iden-tifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York (BNY), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNY, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2007.

International Classic Value Fund

21

Options

The Fund may enter into option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Fund’s Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund’s exposure to the underlying instrument, and buying puts and writing calls will tend to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or notional) amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contract’s terms (credit risk) or if the Fund is unable to offset a contract with a counterparty on a timely basis (liquidity risk). Exchange-traded options have minimal credit risk as the exchanges act as counter-parties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitors the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund’s Statement of Assets and Liabilities. The Fund had no written option transactions during the period ended June 30, 2007.

Securities lending

The Fund may lend securities in amounts up to 33 1 / 3 % of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked to market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially.

The Fund receives compensation for lending their securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests the cash collateral received in connection with securities lending transactions in the JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund’s exposure to the underlying instrument. Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund’s instruments. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring futures position). Each day, the futures contract is valued at the official

International Classic Value Fund

22

settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as “variation margin,” are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments arising from this “mark to market” are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange. For federal income tax purposes, the amount, character and timing of the Fund’s gains and/or losses can be affected as a result of financial futures contracts.

The Fund had no open financial futures contracts on June 30, 2007.

Equity-linked warrants

The Fund may buy and sell equity-linked warrants. The Fund purchases the equity linked warrants from a broker, who in turn purchases the shares in the local market and issues a call warrant hedged on the underlying holding. If the Fund exercises its call and closes its position, the shares are sold and the warrant redeemed with the proceeds. Each warrant represents one share of the underlying stock, therefore the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock, less transaction costs. Equity-linked warrants are subject to risks related to the counterparty’s ability to perform under the contract and to the market risk of the underlying holding. The Fund may also suffer losses if it is unable to sell outstanding equity-linked warrants or reduce its exposure through offsetting transactions.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund’s daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

International Classic Value Fund

23

The Fund had the following open forward foreign currency exchange contracts on June 30, 2007:

	PRINCIPAL AMOUNT	EXPIRATION	APPRECIATION
CURRENCY	COVERED BY CONTRACT	MONTH	(DEPRECIATION)

Sells
Euro	10,357	July 2007	($57)
Japanese Yen	655,650	July 2007	13
			($44)

Federal income taxes

The Fund intends to qualify as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48,  Accounting for Uncertainty in Income Taxes (the Interpretation), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return and requires certain expanded disclosures. Management has evaluated the application of this Interpretation to the Fund and does not believe there is a material impact resulting from the adoption of this Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the period ended December 31, 2006, the tax character of distributions paid was as follows: ordinary income $225,155. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

International Classic Value Fund

24

Note 2

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 1.05% of the first $1,000,000,000 of the Fund’s average daily net asset value and (b) 1.00% of the Fund’s daily net asset value in excess of $1,000,000,000. The Adviser has a subadvisory agreement with Pzena Investment Management LLC. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund’s total expenses, excluding distribution and service fees and transfer agent fees, to 1.11% of the Fund’s average daily net asset value, on an annual basis, and total operating expenses of Class A shares to 1.71% and Class B and Class C shares to 2.41% of the net asset value of each respective class, until April 30, 2007. Accordingly, the expense reductions related to these total expense limitations amounted to $77,378 and there were no class-specific total expense reductions during the period ended June 30, 2008. The Adviser reserves the right to terminate this limitation in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Expenses under the agreement described above for the period ended June 30, 2007, were as follows:

Distribution and
Share class	service fees

Class A	$31,416
Class B	7,382
Class C	23,800
Total	$62,598

Class A shares are assessed up-front sales charges. During the period ended June 30, 2007, JH Funds received net up-front sales charges of $48,112 with regard to sales of Class A shares. Of this amount, $7,844 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $39,593 was paid as sales commissions to unrelated broker-dealers and $675 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), a subsidiary of MFC, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2007, CDSCs received by JH Funds amounted to $927 for Class B shares and $1,218 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual

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25

rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund paid a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Effective June 1, 2007, for the Class I shares, the Fund pays a monthly transfer agent fee at a total annual rate of 0.04% of Class I average daily net asset value, plus a fee based on the number of shareholder accounts. Signature Services agreed to limit transfer agent fees on Class A, Class B and Class C shares to 0.30% of each class’s average net asset value, at least until April 30, 2008. There were no transfer agent fee reductions under this limitation during the period ended June 30, 2007.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $1,896. The Fund also reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICO owned 474,051 Class A shares of beneficial interest of the Fund on June 30, 2007.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund believes the risk of loss to be remote.

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Note 4

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended December 31, 2006, and the period ended June 30, 2007, along with the corresponding dollar value.

	Year ended 12-31-06		Period ended 6-30-07[1]
	Shares	Amount	Shares	Amount
Class A shares [2]

Sold	1,841,086	$18,672,420	406,905	$4,540,326
Distributions reinvested	13,328	145,812	—	—
Repurchased	(105,230)	(1,100,406)	(300,533)	(3,334,666)
Net increase	1,749,184	$17,717,826	106,372	$1,205,660

Class B shares[2]

Sold	142,677	$1,472,282	49,376	$552,318
Distributions reinvested	892	9,715	—	—
Repurchased	(26,609)	(273,766)	(21,637)	(243,976)
Net increase	119,960	$1,208,231	27,739	$308,342

Class C shares[2]

Sold	421,668	$4,217,540	98,308	$1,096,481
Distributions reinvested	2,978	32,433	—	—
Repurchased	(31,424)	(306,923)	(66,601)	(754,078)
Net increase	393,222	$3,943,050	31,707	$342,403

Class I shares [2]

Sold	220,721	$2,247,000	354,052	$3,975,267
Distributions reinvested	1,758	19,286	—	—
Repurchased	(19,724)	(204,524)	(20,036)	(227,577)
Net increase	202,755	$2,061,762	334,016	$3,747,690

Class NAV shares[3]

Sold	14,478	$160,000	410,918	$4,592,577
Repurchased	—	—	(843)	(9,383)
Net increase	14,478	$160,000	410,075	$4,583,194

Net increase	2,476,599	$25,090,869	909,909	$10,187,289

[1]Semiannual period from 1-1-07 to 6-30-07. Unaudited.
[2]Beginning of operations from 2-28-06 to 12-31-06.
[3]Beginning of operations from 12-28-06 to 12-31-06.

Note 5

Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2007, aggregated $14,349,923 and $3,001,997, respectively.

The cost of investments owned on June 30, 2007, including short-term investments, for federal income tax purposes, was $35,223,029. Gross unrealized appreciation and depreciation of investments aggregated  $4,217,147 and $1,508,891, respectively, resulting in net unrealized appreciation of $2,708,256.

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27

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement: John Hancock International Classic Value Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Capital Series (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with Pzena Investment Management, LLC (the Subadviser) for the John Hancock International Classic Value Fund (the Fund). The investment advisory agreement with the Advisor and the investment subadvisory agreement with the Subadviser are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, (ii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iii) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (iv) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (v) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vi) the background and experience of senior management and investment professionals, and (vii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and, in particular, the Subadviser. The Board met with representatives of the Subadviser that were responsible for the daily investment activities of the Fund. The Board considered the representatives’ history

28

and experience with the Fund. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board noted that the Fund had less than one year of operational history as of December 31, 2006; therefore, the Board did not receive a comparative analysis of the Fund’s performance from Morningstar. The Board recognized the short operational history of the Fund and indicated its intent to continue to monitor the Fund’s performance trends.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was higher than the median rate of the Peer Group and the Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the medians of the Peer Group and Category. The Board favorably considered the impact of continuing fee waivers towards ultimately lowering the Fund’s total operating expense ratio.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Rate paid to the Subadviser had been negotiated by the Adviser on an arm’s length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

29

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to an additional breakpoint to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

30

31

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Principal distributor
Ronald R. Dion, Chairman	Chief Financial Officer	John Hancock Funds, LLC
James R. Boyle**		601 Congress Street
James F. Carlin		Boston, MA 02210-2805
William H. Cunningham	Gordon M. Shone
Charles L. Ladner*	Treasurer	Custodian
Dr. John A. Moore*		The Bank of New York
Patti McGill Peterson*	John G. Vrysen	One Wall Street
Steven R. Pruchansky	Chief Operating Officer	New York, NY 10286
*Members of the Audit Committee
**Non-Independent Trustee	Investment adviser	Transfer agent
	John Hancock Advisers, LLC	John Hancock Signature
Officers	601 Congress Street	Services, Inc.
Keith F. Hartstein	Boston, MA 02210-2805	One John Hancock Way,
President and		Suite 1000
Chief Executive Officer	Subadviser	Boston, MA 02217-1000
Pzena Investment
Thomas M. Kinzler	Management, LLC	Legal counsel
Secretary and Chief Legal Officer	120 West 45th Street,	Kirkpatrick & Lockhart
	20th Floor	Preston Gates Ellis LLP
Francis V. Knox, Jr.	New York, NY 10036	One Lincoln Street
Chief Compliance Officer		Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	One John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

32

J O H N  H A N C O C K  F A M I L Y  O F  F U N D S

EQUITY	INTERNATIONAL/ GLOBAL
Balanced Fund	Global Opportunities Fund
Classic Value Fund	Global Shareholder Yield Fund
Classic Value Fund II	Greater China Opportunities Fund
Classic Value Mega Cap Fund	International Allocation Portfolio
Core Equity Fund	International Classic Value Fund
Growth Fund	International Core Fund
Growth Opportunities Fund	International Growth Fund
Growth Trends Fund
Intrinsic Value Fund	INCOME
Large Cap Equity Fund	Bond Fund
Large Cap Select Fund	Government Income Fund
Mid Cap Equity Fund	High Yield Fund
Multi Cap Growth Fund	Investment Grade Bond Fund
Small Cap Equity Fund	Strategic Income Fund
Small Cap Fund
Small Cap Intrinsic Value Fund	TAX-FREE INCOME
Sovereign Investors Fund	California Tax-Free Income Fund
U.S. Core Fund	High Yield Municipal Bond Fund
U.S. Global Leaders Growth Fund	Massachusetts Tax-Free Income Fund
Value Opportunities Fund	New York Tax-Free Income Fund
Tax-Free Bond Fund

ASSET ALLOCATION	MONEY MARKET
Allocation Core Portfolio	Money Market Fund
Allocation Growth + Value Portfolio	U.S. Government Cash Reserve
Lifecycle 2010 Portfolio
Lifecycle 2015 Portfolio	CLOSED-END
Lifecycle 2020 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2025 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2030 Portfolio	Income Securities Trust
Lifecycle 2035 Portfolio	Investors Trust
Lifecycle 2040 Portfolio	Patriot Premium Dividend Fund II
Lifecycle 2045 Portfolio	Patriot Select Dividend Trust
Lifecycle Retirement Portfolio	Preferred Income Fund
Lifestyle Aggressive Portfolio	Preferred Income II Fund
Lifestyle Balanced Portfolio	Preferred Income III Fund
Lifestyle Conservative Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Growth Portfolio	Tax-Advantaged Global Shareholder Yield Fund
Lifestyle Moderate Portfolio

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

The Fund’s investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock International Classic Value Fund.

190SA 6/07
8/07

John Hancock
MUTUAL FUNDS

John Hancock
Core Equity Fund

Semiannual Report
6.30.07

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 15

Notes to financial
statements
page 22

For more information
page 32

CEO corner

To Our Shareholders,

The stock market gained ground in the first half of 2007, returning 6.96% through June 30, as measured by the Standard & Poor’s 500 Index. It was bolstered by stronger-than-expected corporate earnings growth, healthy global economic growth, increased merger and acquisitions activity and mostly steady interest rates. These positives served to overcome concerns about inflation, a slumping housing market, the subprime mortgage debacle and mixed signals on the future direction of interest rates.

In fact, at the end of May, the stock market passed a significant milestone, when the broad Standard & Poor’s 500 Index climbed beyond the record it had set seven years ago. From its peak in March 2000, the stock market spiraled downward three consecutive years, bottoming in 2002. The upturn began in 2003, and the market has advanced each year since, finally setting a new high on May 30, 2007.

This nearly complete market cycle highlights the importance of an investment principle you have heard us speak of often: diversification. That is because it is a key to protecting, and growing, your assets. By allocating your investments among different asset classes, investment styles and portfolio managers, you are likely to be well represented through all phases of a complete market cycle, with the winners helping to cushion the fall of the losers.

The challenge for investors with a diversified portfolio is to properly evaluate your investments to tell the difference between an underperforming manager and an out-of-favor style, while also understanding the role each investment plays in your portfolio. That’s where your financial professional can provide true value. He or she can help you make those assessments and also counsel patience, because a properly diversified portfolio by its very nature will typically have something lagging or out of favor — a concept that can be difficult to live with, but necessary to embrace. If everything in your portfolio is “working,” then you are not truly diversified, but rather are leveraged to the current market and the flavor of the day. If so, you are bound to be out of step in the near future.

With the recent volatility in the securities markets, it has prompted investors to question how long this type of market cycle will last. History tells us it will end and that when it does, today’s leaders may well turn into laggards and vice versa. Indeed, the current subprime mortgage market woes, the subsequent credit crunch and their impact on the financial markets and the global credit markets, are just the latest examples of why investors should be well-diversified. For with patience and a diversified portfolio, it could be easier to weather the market’s twists and turns and reach your long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 27, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks above-average total return (capital appreciation plus income) by normally investing at least 80% of its assets in a diversified portfolio of primarily large-capitalization stocks.

Over the last six months

► Stocks were essentially flat during the first quarter but rallied in the second quarter to post strong gains for the period overall.

► The Fund topped the Russell 1000 Index during the first quarter but lost ground in the second quarter, especially when investors turned defensive in June.

► Housing continued to struggle, with subprime mortgage woes adding to that industry's list of challenges.

John Hancock Core Equity Fund

Fund performance for the six months ended June 30, 2007.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
Exxon Mobil Corp.	5.0%	Boeing Co. (The)	2.2%

Citigroup, Inc.	3.1%	Goldman Sachs Group, Inc. (The)	2.1%

JPMorgan Chase & Co.	2.8%	Schering-Plough Corp.	2.1%

General Electric Co.	2.8%	News Corp. (Class A)	2.0%

International Business Machines Corp.	2.6%	Hartford Financial Services
		Group, Inc. (The)	2.0%

As a percentage of net assets on June 30, 2007.

1

Managers’ report

John Hancock
Core Equity Fund

U.S. stocks turned in strong gains in the first half of 2007, powered by better-than-expected corporate profitability and a slew of takeover deals, many of them initiated by private equity funds. The period’s most notable volatility occurred in the first quarter, when stock markets worldwide sold off in response to a plunge in Chinese share prices. However, stock markets both here and abroad were able to regroup and head higher in relatively short order.

Numerous records were toppled during the period, including the Standard & Poor’s 500 Index’s all-time closing high of 1527.57, established in March 2000 at the crest of the late-1990s technology bubble. Likewise, the Fund’s benchmark, the Russell 1000 Index, exceeded its all-time closing high of 813.71 and proceeded to push past the 840 level before profit-taking trimmed some of the gains in June.

Indeed, in contrast to the market’s apparent invulnerability to bad news in April and May, June saw investors pay less attention to positive corporate fundamentals and become more concerned with other issues. These included the subprime mortgage mess, which reared its head once again with the near-failure of two Bear Stearns hedge funds that had invested heavily in securities backed by subprime mortgages. Additionally, with crude oil once again bearing down on $70 per barrel and broader inflation measures uncomfortably high, the bond market sold off sharply in late

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS
Alcan	▲	Takeover target
Schering-Plough	▲	Drug approvals brighten outlook
Lexmark	▼	Difficulties with product line restructuring
International

2

Portfolio Managers, Independence Investments LLC
John C. Forelli, CFA, and Jay C. Leu, CFA

May and early June. The swiftness of the sell-off in bonds, a market that had reflected relatively little concern with inflation up to that point, spooked the stock market as well. As a result, most broadly based stock indexes were down in excess of 1% for the month of June.

Looking at performance

For the six months ended June 30, 2007, John Hancock Core Equity Fund’s Class A, Class B, Class C and Class I shares returned 5.91%, 5.51%, 5.54% and 6.18%, respectively, at net asset value. By comparison, the Russell 1000 Index returned 7.18%, and the average large-cap blend fund monitored by Morningstar, Inc. posted a gain of 8.13% .1 Keep in mind that your returns will differ from those listed above if you were not invested in the Fund for the entire period or did not reinvest all distributions. Historical performance information can be found on pages six and seven.

The Fund was comfortably ahead of its benchmark at the end of the first quarter. However, we lost ground during the second quarter, particularly in June. As volatility increased in both the stock and bond markets, investors turned more defensive, favoring mega-cap stocks with growth prospects that we thought were mediocre. At the same time, many stocks with solid fundamentals — for example, in the retail industry — sold off on fears of a slowdown in consumer spending prompted by higher interest rates.

“U.S. stocks turned in strong gains
in the first half of 2007…”

Basic materials highlights sector contributions

At the sector level, basic materials had the most positive impact on the Fund’s performance versus the benchmark. Within that group, aluminum producer Alcan Inc. was a standout. The stock surged higher in May following news that rival Alcoa had made an unsolicited bid to buy the

Core Equity Fund

3

company. The stock also was supported by speculation that another suitor might trump Alcoa’s bid. Lyondell Chemical Co. further aided our results. Investors were heartened by the company’s plans to sell its inorganic chemicals business, which was expected to significantly accelerate its debt reduction and improve its balance sheet.

Elsewhere, the Fund was helped by the health care and utilities sectors. In health care, drug holding Schering-Plough Corp. merits mention. During the period, the Chinese State Food and Drug Administration approved PEG-INTRON, a treatment for chronic hepatitis B, while Japan approved ZETIA, a cholesterol-lowering medication. Further, in April the company reported unexpectedly strong first-quarter earnings. In utilities, the Fund’s performance received a boost from TXU Corp., which received a buyout offer from a private equity firm in the first quarter. As the time for the projected close of the acquisition approached, we sold the stock to lock in profits.

SECTOR DISTRIBUTION[2]
Financials	21%
Information technology	14%
Consumer discretionary	13%
Health care	13%
Energy	11%
Industrials	10%
Consumer staples	6%
Telecommunication
services	4%
Utilities	4%
Materials	3%

Technology undermines results

The information technology sector had by far the most negative impact on the Fund’s results. Within that group, printer maker Lexmark International, Inc. did the most damage. We had bought the stock based on our optimism about potential improvements in earnings through the cost-cutting associated with a more-focused product line. However, Lexmark’s revenues and earnings were adversely affected by this process to a greater degree than we anticipated, and we sold the stock. Security software provider Symantec also detracted from our results. After an earnings shortfall reported in the first quarter due to ongoing difficulties with integrating a previous acquisition and the announcement of plans to purchase IT management software company Altiris Inc., we decided to cut our losses and jettisoned the position.

The financials sector also weighed on the Fund’s performance. Bear Stearns Cos. was the biggest detractor, primarily because of its exposure to subprime mortgages. Given the uncertain outlook for that industry, we thought there were better opportunities elsewhere and liquidated the position. First Marblehead Corp. also disappointed us. Investors fretted that the company could lose business to rival SLM, which agreed

Core Equity Fund

4

in April to be bought by a group of private equity firms and banks that included two prominent First Marblehead customers. We agreed with the market’s assessment and sold the stock. Lastly, we’ll mention retailer J.C. Penney, which reported solid first quarter profits in May but saw its stock stumble in June because of a weak same-store sales report. We thought this was a temporary phenomenon and maintained our position.

“The Fund was comfortably
ahead of its benchmark at
the end of the first quarter.
However, we lost ground during
the second quarter…”

Outlook

Although the period ended on a soft note for share prices, we think the market could get back on track if the bond market settles down and inflation remains under control. We expect second-quarter earnings to be reasonably strong, which could support stocks early in the third quarter. Additionally, we believe that worldwide economic growth, led by robust emerging markets, might accelerate in the second half of 2007. In the United States, the big question remains whether the weakness in the housing market will spread to the broader economy. So far, we don’t see much evidence of that occurring.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on June 30, 2007.

Core Equity Fund

5

A look at performance

For the periods ended June 30, 2007

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6-month	1-year	5-year	10-year	inception

A	6-10-91	12.39%	7.47%	5.37%	—	0.62%	12.39%	43.39%	68.72%	—

B	9-7-95	12.48	7.53	5.33	—	0.51	12.48	43.73	68.00	—

C	5-1-98	16.48	7.82	—	2.70%	4.54	16.48	45.69	—	27.70%

I1	3-1-02	18.98	9.18	—	6.59	6.18	18.98	55.15	—	40.50

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

Core Equity Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Core Equity Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 1000 Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	6-30-97	$16,800	$16,800	$20,704

C2,3	5-1-98	12,770	12,770	16,140

I3,4	3-1-02	14,050	14,050	15,408

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of June 30, 2007. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 1000 Index is an unmanaged index that includes 1,000 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 Index as of closest month-end to inception date.

4 For certain types of investors as described in the Fund’s Class I share prospectus.

Core Equity Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on January 1, 2007, with the same investment held until June 30, 2007.

	Account value	Ending value	Expenses paid during period
	on 1-1-07	on 6-30-07	ended 6-30-07[1]

Class A	$1,000.00	$1,059.10	$7.41

Class B	1,000.00	1,055.10	10.96

Class C	1,000.00	1,055.40	10.96

Class I	1,000.00	1,061.80	4.47

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2007 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Core Equity Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on January 1, 2007, with the same investment held until June 30, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 1-1-07	on 6-30-07	ended 6-30-07 [1]

Class A	$1,000.00	$1,017.60	$7.26

Class B	1,000.00	1,014.13	10.74

Class C	1,000.00	1,014.13	10.74

Class I	1,000.00	1,020.46	4.38

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.45%, 2.15%, 2.15% and 0.87% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Core Equity Fund

9

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 6-30-07 (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. The common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 99.80%		$300,420,754
(Cost $244,327,618)
Aerospace & Defense 3.85%		11,580,138

Boeing Co. (The)	70,100	6,740,816

Raytheon Co.	89,800	4,839,322
Air Freight & Logistics 0.75%		2,258,404

Robinson (C.H.) Worldwide, Inc.	12,700	667,004

United Parcel Service, Inc. (Class B)	21,800	1,591,400
Aluminum 0.16%		471,540

Alcan Inc. (Canada) (F)	5,800	471,540
Apparel, Accessories & Luxury Goods 1.34%		4,032,321

Polo Ralph Lauren Corp.	41,100	4,032,321
Application Software 0.99%		2,975,674

Compuware Corp. (I)	250,900	2,975,674
Asset Management & Custody Banks 0.30%		896,337

Ameriprise Financial, Inc.	14,100	896,337
Broadcasting & Cable TV 1.25%		3,771,031

DIRECTV Group, Inc. (The) (I)	70,500	1,629,255

Liberty Media Corp. — Capital Ser A (I)	18,200	2,141,776
Commodity Chemicals 0.56%		1,674,112

Lyondell Chemical Co.	45,100	1,674,112
Communications Equipment 1.52%		4,576,308

Nokia Corp., ADR (Finland) (F)	162,800	4,576,308
Computer & Electronics Retail 0.53%		1,597,348

RadioShack Corp.	48,200	1,597,348
Computer Hardware 5.07%		15,278,437

Hewlett-Packard Co.	128,300	5,724,746

International Business Machines Corp.	73,100	7,693,775

NCR Corp. (I)	35,400	1,859,916
Computer Storage & Peripherals 0.34%		1,011,192

Emulex Corp. (I)	46,300	1,011,192
Construction & Farm Machinery & Heavy Trucks 2.54%		7,639,692

AGCO Corp. (I)	79,700	3,459,777

See notes to financial statements

Core Equity Fund

10

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Construction & Farm Machinery & Heavy Trucks (continued)

Caterpiller, Inc.	24,300	$1,902,690

Cummins, Inc.	22,500	2,277,225
Consumer Finance 0.50%		1,492,792

American Express Co.	24,400	1,492,792
Department Stores 2.92%		8,779,122

Kohl’s Corp. (I)	59,400	4,219,182

Penney (J.C.) Co., Inc.	63,000	4,559,940
Diversified Banks 1.86%		5,591,375

Wachovia Corp.	109,100	5,591,375
Diversified Chemicals 1.22%		3,665,838

Dow Chemical Co. (The)	82,900	3,665,838
Diversified Metals & Mining 0.40%		1,200,890

Freeport-McMoRan Copper & Gold, Inc. (Class B)	14,500	1,200,890
Diversified REITs 0.14%		428,376

Vornado Realty Trust	3,900	428,376
Education Services 0.44%		1,338,132

ITT Educational Services, Inc. (I)	11,400	1,338,132
Electric Utilities 1.75%		5,271,604

Allegheny Energy, Inc. (I)	50,400	2,607,696

Edison International	31,400	1,762,168

Entergy Corp.	8,400	901,740
Electronic Equipment Manufacturers 0.16%		480,500

Agilent Technologies, Inc. (I)	12,500	480,500
Fertilizers & Agricultural Chemicals 0.45%		1,364,308

Monsanto Co.	20,200	1,364,308
General Merchandise Stores 0.55%		1,647,240

Target Corp.	25,900	1,647,240
Health Care Distributors 2.43%		7,326,060

AmerisourceBergen Corp.	42,000	2,077,740

McKesson Corp.	88,000	5,248,320
Health Care Equipment 0.27%		822,564

Baxter International, Inc.	14,600	822,564
Health Care Technology 0.19%		580,014

Hlth Corporation (I)	41,400	580,014
Hotels, Resorts & Cruise Lines 0.99%		2,974,216

Royal Caribbean Cruises Ltd.	69,200	2,974,216
Household Appliances 0.55%		1,668,000

Whirlpool Corp.	15,000	1,668,000
Household Products 0.72%		2,178,364

Procter & Gamble Co. (The)	35,600	2,178,364

See notes to financial statements

Core Equity Fund

11

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Housewares & Specialties 0.75%		$2,268,977

Jarden Corp. (I)	24,700	1,062,347

Newell Rubbermaid, Inc.	41,000	1,206,630
Human Resource & Employment Services 0.36%		1,084,050

Robert Half International, Inc.	29,700	1,084,050
Independent Power Producers & Energy Traders 1.83%		5,520,112

Constellation Energy Group	53,100	4,628,727

Mirant Corp. (I)	20,900	891,385
Industrial Conglomerates 2.79%		8,387,148

General Electric Co.	219,100	8,387,148
Industrial REITs 0.26%		785,220

ProLogis Co.	13,800	785,220
Integrated Oil & Gas 7.36%		22,153,792

Chevron Corp.	14,700	1,238,328

Exxon Mobil Corp.	179,000	15,014,520

Occidental Petroleum Corp.	86,800	5,023,984

Royal Dutch Shell Plc, ADR (Netherlands) (F)	10,800	876,960
Integrated Telecommunication Services 3.22%		9,694,543

AT&T, Inc.	139,800	5,801,700

CenturyTel, Inc.	30,400	1,491,120

Embarq Corp.	37,900	2,401,723
Internet Retail 0.97%		2,911,426

Expedia Inc (I)	99,400	2,911,426
Internet Software & Services 0.26%		792,474

ValueClick, Inc. (I)	26,900	792,474
Investment Banking & Brokerage 4.71%		14,180,055

Goldman Sachs Group, Inc. (The)	28,900	6,264,075

Merrill Lynch & Co., Inc.	35,600	2,975,448

Morgan Stanley (W)	58,900	4,940,532
IT Consulting & Other Services 0.92%		2,766,405

Accenture Ltd. (Class A) (Bermuda) (F)	64,500	2,766,405
Life & Health Insurance 0.30%		896,272

MetLife, Inc.	13,900	896,272
Managed Health Care 4.72%		14,196,171

Aetna, Inc.	46,600	2,302,040

CIGNA Corp.	86,700	4,527,474

Coventry Health Care, Inc. (I)	19,300	1,112,645

Humana, Inc. (I)	73,700	4,489,067

Wellcare Health Plans, Inc. (I)	19,500	1,764,945
Movies & Entertainment 2.91%		8,748,320

News Corp. (Class A)	284,000	6,023,640

Time Warner, Inc.	129,500	2,724,680

See notes to financial statements

Core Equity Fund

12

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Multi-Line Insurance 2.37%		$7,127,581

American International Group, Inc.	17,800	1,246,534

Hartford Financial Services Group, Inc. (The)	59,700	5,881,047
Office Electronics 0.51%		1,552,320

Xerox Corp. (I)	84,000	1,552,320
Office REITs 0.14%		418,733

Boston Properties, Inc.	4,100	418,733
Oil & Gas Drilling 0.72%		2,171,956

ENSCO International, Inc.	35,600	2,171,956
Oil & Gas Equipment & Services 1.92%		5,785,650

Halliburton Co.	167,700	5,785,650
Oil & Gas Exploration & Production 0.39%		1,183,572

EOG Resources, Inc.	16,200	1,183,572
Oil & Gas Refining & Marketing 0.91%		2,728,083

Tesoro Corp.	21,500	1,228,725

Valero Energy Corp.	20,300	1,499,358
Other Diversified Financial Services 7.16%		21,551,430

Bank of America Corp.	74,800	3,656,972

Citigroup, Inc.	183,200	9,396,328

JPMorgan Chase & Co.	175,400	8,498,130
Personal Products 0.99%		2,980,800

NBTY, Inc. (I)	69,000	2,980,800
Pharmaceuticals 5.09%		15,331,666

Bristol-Myers Squibb Co.	81,000	2,556,360

Mylan Laboratories, Inc. (I)	140,800	2,561,152

Schering-Plough Corp.	203,500	6,194,540

Sepracor, Inc. (I)	53,400	2,190,468

Wyeth	31,900	1,829,146
Property & Casualty Insurance 1.21%		3,646,182

ACE Ltd. (Cayman Islands) (F)	23,600	1,475,472

Axis Capital Holdings Ltd. (Bermuda) (F)	53,400	2,170,710
Railroads 0.20%		595,980

Burlington Northern Santa Fe Corp.	7,000	595,980
Reinsurance 0.75%		2,259,712

Everest Re Group Ltd. (Bermuda) (F)	20,800	2,259,712
Retail REITs 0.26%		772,232

Simon Property Group, Inc.	8,300	772,232
Semiconductor Equipment 1.82%		5,476,307

Novellus Systems, Inc. (I)	42,700	1,211,399

Teradyne, Inc. (I)	242,600	4,264,908
Semiconductors 0.36%		1,089,539

Xilinx, Inc.	40,700	1,089,539

See notes to financial statements

Core Equity Fund

13

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Soft Drinks 1.05%		$3,151,710

PepsiCo, Inc.	48,600	3,151,710
Specialized Finance 0.43%		1,298,235

iShares Russell 1000 Index Fund	15,900	1,298,235
Steel 0.49%		1,485,264

Reliance Steel & Aluminum Co.	26,400	1,485,264
Systems Software 2.59%		7,783,070

Check Point Software Technologies Ltd. (Israel) (F)(I)	100,900	2,301,529

Microsoft Corp.	94,200	2,776,074

Novell, Inc. (I)	347,300	2,705,467
Thrifts & Mortgage Finance 0.85%		2,551,087

Freddie Mac	26,500	1,608,550

PMI Group, Inc. (The)	21,100	942,537
Tobacco 3.01%		9,077,505

Altria Group, Inc.	69,600	4,881,744

Loews Corp. — Carolina Group	54,300	4,195,761
Wireless Telecommunication Services 0.48%		1,445,246

NII Holdings, Inc. (I)	17,900	1,445,246

	Par value
Issuer, description, maturity date	(000)	Value

Short-term investments 0.52%		$1,573,365

(Cost $1,573,365)
Joint Repurchase Agreement 0.17%		522,000

Joint repurchase agreement transaction with Cantor Fitzgerald LP dated
6-29-07 at 4.40% to be repurchased at $522,191 on 7-2-07,
collateralized by $409,412 of U.S. Treasury Inflation Indexed Note,
3.875%, due 1-15-09 (Valued at $532,440, including interest).	$522	522,000

Issuer	Shares	Value
Cash Equivalents 0.35%		1,051,365

John Hancock Cash Investment Trust (T)(W)	1,051,365	1,051,365

Total investments (Cost $245,900,983) 100.32%		$301,994,119

Other assets and liabilities, net (0.32%)		($962,543)

Total net assets 100.00%		$301,031,576

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, the security is U.S. dollar-denominated.

(I) Non-income-producing security.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

See notes to financial statements

Core Equity Fund

14

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 6-30-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value
Investments in unaffiliated issuers, at value (cost $244,849,618)	$300,942,754
Investments in affiliated issuers, at value (cost $1,051,365)	1,051,365
Total investments, at value (cost $245,900,983)	301,994,119
Receivable for investments sold	8,218,925
Receivable for shares sold	38,176
Dividends and interest receivable	339,260
Other assets	34,227
Total assets	310,624,707

Liabilities

Due to custodian	565,465
Payable for investments purchased	6,811,110
Payable for shares repurchased	763,134
Payable upon return of securities loaned (Note 1)	1,051,365
Payable to affiliates
Management fees	190,272
Distribution and service fees	17,162
Other	54,344
Other payables and accrued expenses	140,279
Total liabilities	9,593,131

Net assets

Capital paid-in	270,958,380
Accumulated net realized loss on investments	(25,976,844)
Net unrealized appreciation of investments	56,093,136
Distributions in excess of net investment income	(43,096)
Net assets	$301,031,576

Net asset value per common share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($208,503,638 ÷ 5,847,136 shares)	$35.66
Class B ($79,670,057 ÷ 2,403,968 shares)[1]	$33.14
Class C ($12,848,461 ÷ 387,822 shares)[1]	$33.13
Class I ($9,420 ÷ 256 shares)[2]	$36.74

Maximum offering price per share

Class A3 ($35.66 ÷ 95%)	$37.54

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge

2 Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on June 30, 2007.

3 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Core Equity Fund

15

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 6-30-07 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $11,075)	$2,516,444
Interest	33,458
Securities lending	15,958
Total investment income	2,565,860

Expenses

Investment management fees (Note 2)	1,153,357
Distribution and service fees (Note 2)	822,147
Class A, B and C transfer agent fees (Note 2)	462,363
Class I transfer agent fees (Note 2)	2
Accounting and legal services fees (Note 2)	17,503
Compliance fees	4,264
Printing fees	36,488
Blue sky fees	34,360
Custodian fees	29,296
Professional fees	11,949
Trustees’ fees	9,616
Securities lending fees	532
Miscellaneous	10,513
Total expenses	2,592,390
Net investment loss	(26,530)

Realized and unrealized gain (loss)

Net realized gain on investments	24,799,742
Change in net unrealized appreciation (depreciation) of investments	(7,273,477)
Net realized and unrealized gain	17,526,265
Increase in net assets from operations	$17,499,735

1 Semiannual period from 1-1-07 to 6-30-07.

See notes to financial statements

Core Equity Fund

16

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	12-31-06	6-30-07[1]

Increase (decrease) in net assets

From operations
Net investment loss	($40,939)	($26,530)
Net realized gain	58,139,604	24,799,742
Change in net unrealized appreciation (depreciation)	(19,096,336)	(7,273,477)
Increase in net assets resulting from operations	39,002,329	17,499,735
From Fund share transactions	(77,606,704)	(29,214,828)
Total increase (decrease)	(38,604,375)	(11,715,093)

Net assets

Beginning of period	351,351,044	312,746,669
End of period[2]	$312,746,669	$301,031,576

1 Semiannual period from 1-1-07 to 6-30-07. Unaudited.

2 Includes accumulated (distributions in excess of) net investment loss of $16,566 and ($43,096), respectively.

See notes to financial statements

Core Equity Fund

17

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-02	12-31-03	12-31-04	12-31-05	12-31-06	6-30-07[1]

Per share operating performance

Net asset value, beginning of period	$26.61	$20.53	$25.39	$27.62	$29.72	$33.67
Net investment income (loss)[2]	(0.02)	—[3]	0.10	0.01	0.09	0.04
Net realized and unrealized
gain (loss) on investments	(6.06)	4.86	2.13	2.09	3.86	1.95
Total from investment operations	(6.08)	4.86	2.23	2.10	3.95	1.99
Net asset value, end of period	$20.53	$25.39	$27.62	$29.72	$33.67	$35.66
Total return[4] (%)	(22.85)	23.67	8.78[5]	7.60[5]	13.29[5]	5.91[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$184	$201	$193	$195	$198	$209
Ratio of net expenses to average
net assets (%)	1.60	1.61	1.52	1.47	1.47	1.45[7]
Ratio of gross expenses to average
net assets (%)	1.60	1.61	1.57[8]	1.52[8]	1.50[8]	1.45[7]
Ratio of net investment income
(loss) to average net assets (%)	(0.10)	(0.02)	0.41	0.03	0.28	0.22[7]
Portfolio turnover (%)	64[9]	70	68	54	78	92[6]

See notes to financial statements

Core Equity Fund

18

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-02	12-31-03	12-31-04	12-31-05	12-31-06	6-30-07[1]

Per share operating performance

Net asset value, beginning of period	$25.71	$19.70	$24.19	$26.12	$27.91	$31.41
Net investment loss[2]	(0.18)	(0.15)	(0.08)	(0.18)	(0.13)	(0.08)
Net realized and unrealized
gain (loss) on investments	(5.83)	4.64	2.01	1.97	3.63	1.81
Total from investment operations	(6.01)	4.49	1.93	1.79	3.50	1.73
Net asset value, end of period	$19.70	$24.19	$26.12	$27.91	$31.41	$33.14
Total return[4] (%)	(23.38)	22.79	7.98[5]	6.85[5]	12.54[5]	5.51[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$253	$252	$197	$140	$101	$80
Ratio of net expenses to average
net assets (%)	2.30	2.31	2.22	2.18	2.17	2.15[7]
Ratio of gross expenses to average
net assets (%)	2.30	2.31	2.27[8]	2.23[8]	2.20[8]	2.15[7]
Ratio of net investment loss
to average net assets (%)	(0.80)	(0.72)	(0.33)	(0.68)	(0.44)	(0.48)[7]
Portfolio turnover (%)	64[9]	70	68	54	78	92[6]

See notes to financial statements

Core Equity Fund

19

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-02	12-31-03	12-31-04	12-31-05	12-31-06	6-30-07[1]

Per share operating performance

Net asset value, beginning of period	$25.70	$19.69	$24.18	$26.11	$27.90	$31.39
Net investment loss[2]	(0.18)	(0.15)	(0.08)	(0.18)	(0.13)	(0.08)
Net realized and unrealized
gain (loss) on investments	(5.83)	4.64	2.01	1.97	3.62	1.82
Total from investment operations	(6.01)	4.49	1.93	1.79	3.49	1.74
Net asset value, end of period	$19.69	$24.18	$26.11	$27.90	$31.39	$33.13
Total return[4] (%)	(23.39)	22.80	7.98[5]	6.86[5]	12.51[5]	5.54[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$23	$24	$20	$16	$14	$13
Ratio of net expenses to average
net assets (%)	2.30	2.31	2.22	2.18	2.17	2.15[7]
Ratio of gross expenses to average
net assets (%)	2.30	2.31	2.27[8]	2.23[8]	2.20[8]	2.15[7]
Ratio of net investment loss
to average net assets (%)	(0.80)	(0.72)	(0.31)	(0.68)	(0.43)	(0.48)[7]
Portfolio turnover (%)	64[9]	70	68	54	78	92[6]

See notes to financial statements

Core Equity Fund

20

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-02[10]	12-31-03	12-31-04	12-31-05	12-31-06	6-30-07[1]

Per share operating performance

Net asset value, beginning of period	$26.15	$20.63	$25.66	$28.07	$30.37	$34.60
Net investment income[2]	0.06	0.12	0.26	0.16	0.22	0.14
Net realized and unrealized
gain (loss) on investments	(5.58)	4.91	2.15	2.14	4.01	2.00
Total from investment operations	(5.52)	5.03	2.41	2.30	4.23	2.14
Net asset value, end of period	$20.63	$25.66	$28.07	$30.37	$34.60	$36.74
Total return[4] (%)	(21.11)[6]	24.38	9.39	8.19	13.93	6.18[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$2	$2	—[11]	—[11]	—[11]	—[11]
Ratio of expenses to average
net assets (%)	1.26[7]	1.06	0.92	0.90	0.89	0.87[7]
Ratio of net investment income
to average net assets (%)	0.33[7]	0.53	1.00	0.54	0.68	0.79[7]
Portfolio turnover (%)	64[6,9]	70	68	54	78	92[6]

1 Semiannual period from 1-1-07 to 6-30-07. Unaudited.

2 Based on the average of the shares outstanding.

3 Less than $0.01 per share.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown..

 9 Excludes merger activity.

10 Class I shares began operations on 3-1-02.

11 Less than $500,000.

See notes to financial statements

Core Equity Fund

21

Notes to financial statements (unaudited)

Note 1 Accounting policies

John Hancock Core Equity Fund (the Fund) is a diversified series of John Hancock Capital Series (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek above-average total return, consisting of capital appreciation plus current income.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Significant accounting policies of the Fund are as follows:

Security valuation

The net asset value of the shares of Class A, Class B, Class C and Class I is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

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Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with the Bank of New York (BNY), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNY, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2007.

Securities lending

The Fund may lend securities in amounts up to 33 1 / 3 % of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned, should the borrower of the securities fail financially. The Fund receives compensation for lending its securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests the cash collateral received in connection with securities lending transactions in the JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities. There were no securities loaned at June 30, 2007.

Core Equity Fund

23

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund had $44,623,396 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: December 31, 2010 — $23,902,106 and December 31, 2011 — $20,721,290. Availability of a certain amount of these loss carryforwards, which were acquired on June 7, 2002, in a merger with John Hancock Core Growth Fund and John Hancock Core Value Fund, may be limited in a given year.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48,  Accounting for Uncertainty in Income Taxes (the Interpretation), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of this Interpretation to the Fund and does not believe there is a material impact resulting from the adoption of this Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157,  Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund paid a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $750,000,000 of the Fund’s average daily net asset value and (b) 0.70% of the Fund’s average daily net asset value in excess of $750,000,000. The Adviser has a subadvisory

Core Equity Fund

24

agreement with Independence Investments LLC, which — effective June 1, 2006 — became an affiliate of Convergent Capital Management LLC (Convergent). Convergent’s parent company is City National Corporation. The Fund is not responsible for payment of the subadvisory fees.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset values. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Expenses under the agreements described above for the period ended June 30, 2007, were as follows:

Distribution and
Share class	service fees

Class A	$306,693
Class B	448,974
Class C	66,480
Total	$822,147

Class A shares are assessed up-front sales charges. During the period ended June 30, 2007, JH Funds received net up-front sales charges of $81,186 with regard to sales of Class A shares. Of this amount, $10,795 was retained and used for printing prospectuses, advertising, sales literature and other purposes; $53,335 was paid as sales commissions to unrelated broker-dealers and $17,056 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), a subsidiary of MFC, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2007, CDSCs received by JH Funds amounted to $72,650 for Class B shares and $923 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund paid a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Effective June 1, 2007, the Fund pays a monthly transfer agent fee at a total annual rate of 0.04% of Class I average daily net asset value, plus a fee based on the number of shareholder accounts. Signature Services has contractually agreed to limit transfer agency fees on Class A, Class B and Class C shares to 0.25% of the average daily net assets of such share classes at least until April 30, 2008. Accordingly, there were no transfer agent fee reductions for Class A, Class B, Class C and Class I shares, respectively, during the period ended June 30, 2007. The Adviser reserves the right to terminate this limitation in the future.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal

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services for the Fund. The compensation for the period amounted to $17,503. The Fund also reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund believes the risk of loss to be remote.

Note 4

Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the year ended December 31, 2006, and the period ended June 30, 2007, along with the corresponding dollar value.

	Year ended 12-31-06		Period ended 6-30-07[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,279,948	$39,564,105	703,972	$24,457,589
Repurchased	(1,951,434)	(60,601,814)	(744,295)	(26,028,677)
Net decrease	(671,486)	($21,037,709)	(40,323)	($1,571,088)

Class B shares

Sold	277,399	$8,058,350	98,475	$3,197,110
Repurchased	(2,100,542)	(60,689,815)	(900,553)	(29,163,767)
Net decrease	(1,823,143)	($52,631,465)	(802,078)	($25,966,657)

Class C shares

Sold	45,830	$1,343,295	20,878	$677,056
Repurchased	(174,674)	(5,093,902)	(72,581)	(2,354,169)
Net decrease	(128,844)	($3,750,607)	(51,703)	($1,677,113)

Class I shares

Sold	1,658	$52,282	3	$105
Repurchased	(7,573)	(239,205)	(2)	(75)
Net increase (decrease)	(5,915)	($186,923)	1	$30

Net decrease	(2,629,388)	($77,606,704)	(894,103)	($29,214,828)

1 Semiannual period from 1-1-07 to 6-30-07. Unaudited.

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Note 5

Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2007, aggregated $283,653,336 and $311,314,666, respectively.

The cost of investments owned on June 30, 2007, including short-term investments, for federal income tax purposes was $246,045,445. Gross unrealized appreciation and depreciation of investments aggregated $57,722,249 and $1,773,575, respectively, resulting in net unrealized appreciation of $55,948,674. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

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Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement: John Hancock Core Equity Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Capital Series (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with Independence Investment LLC (the Subadviser) for the John Hancock Core Equity Fund (the Fund). The Advisory Agreement with the Adviser and the Subadvisory Agreement with the Subadviser are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information as of December 31, 2006; performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and

28

other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the performance of the Fund during the 1-, 3-, 5- and 10-year periods was equal to or higher than the Peer Group median. The Board also noted that the performance of the Fund over the same time periods was lower than the performance of the Category median, and its benchmark index, the Russell 1000. The Adviser discussed with the Board factors that contributed to the Fund’s underperformance and noted that the Fund’s 2007 year-to-date performance showed improvement. The Adviser discussed with the Board additional measures that had been taken with the objective of improving performance. The Board stated its intent to continue to monitor the Fund’s performance trends to assess whether remedial changes are warranted.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was equal to the median rate of the Category and not appreciably higher than the median rate of the Peer Group.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the median of the Peer Group and Category. The Board also noted that the most significant contributor to such difference was the Fund’s transfer agency expense. The transfer agent explained that the transfer agency expense had fee caps that were not reflected in the Morningstar analysis. The Board favorably considered the impact of fee caps towards ultimately lowering the Fund’s total operating expense ratio.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based

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on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Rate paid to the Subadviser had been negotiated by the Adviser on an arm’s length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

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For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Gordon M. Shone	Custodian
Ronald R. Dion, Chairman	Treasurer	The Bank of New York
James R. Boyle**		One Wall Street
James F. Carlin	John G. Vrysen	New York, NY 10286
William H. Cunningham	Chief Operating Officer
Charles L. Ladner*		Transfer agent
Dr. John A. Moore*	Investment adviser	John Hancock Signature
Patti McGill Peterson*	John Hancock Advisers, LLC	Services, Inc.
Steven R. Pruchansky	601 Congress Street	One John Hancock Way,
*Members of the Audit Committee	Boston, MA 02210-2805	Suite 1000
**Non-Independent Trustee		Boston, MA 02217-1000
Subadviser
Officers	Independence Investments LLC	Legal counsel
Keith F. Hartstein	160 Federal Street	Kirkpatrick & Lockhart
President and	Boston, MA 02110	Preston Gates Ellis LLP
Chief Executive Officer		One Lincoln Street
	Principal distributor	Boston, MA 02111-2950
Thomas M. Kinzler	John Hancock Funds, LLC
Secretary and Chief Legal Officer	601 Congress Street
Boston, MA 02210-2805
Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	One John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

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J O H N  H A N C O C K  F A M I L Y  O F  F U N D S

EQUITY	INTERNATIONAL/ GLOBAL
Balanced Fund	Global Opportunities Fund
Classic Value Fund	Global Shareholder Yield Fund
Classic Value Fund II	Greater China Opportunities Fund
Classic Value Mega Cap Fund	International Allocation Portfolio
Core Equity Fund	International Classic Value Fund
Growth Fund	International Core Fund
Growth Opportunities Fund	International Growth Fund
Growth Trends Fund
Intrinsic Value Fund	INCOME
Large Cap Equity Fund	Bond Fund
Large Cap Select Fund	Government Income Fund
Mid Cap Equity Fund	High Yield Fund
Multi Cap Growth Fund	Investment Grade Bond Fund
Small Cap Equity Fund	Strategic Income Fund
Small Cap Fund
Small Cap Intrinsic Value Fund	TAX-FREE INCOME
Sovereign Investors Fund	California Tax-Free Income Fund
U.S. Core Fund	High Yield Municipal Bond Fund
U.S. Global Leaders Growth Fund	Massachusetts Tax-Free Income Fund
Value Opportunities Fund	New York Tax-Free Income Fund
Tax-Free Bond Fund

ASSET ALLOCATION	MONEY MARKET
Allocation Core Portfolio	Money Market Fund
Allocation Growth + Value Portfolio	U.S. Government Cash Reserve
Lifecycle 2010 Portfolio
Lifecycle 2015 Portfolio	CLOSED-END
Lifecycle 2020 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2025 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2030 Portfolio	Income Securities Trust
Lifecycle 2035 Portfolio	Investors Trust
Lifecycle 2040 Portfolio	Patriot Premium Dividend Fund II
Lifecycle 2045 Portfolio	Patriot Select Dividend Trust
Lifecycle Retirement Portfolio	Preferred Income Fund
Lifestyle Aggressive Portfolio	Preferred Income II Fund
Lifestyle Balanced Portfolio	Preferred Income III Fund
Lifestyle Conservative Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Growth Portfolio	Tax-Advantaged Global Shareholder Yield Fund
Lifestyle Moderate Portfolio

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

The Fund’s investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Core Equity Fund.

250SA 6/07
8/07

John Hancock

MUTUAL FUNDS

John Hancock

U.S. Global Leaders Growth Fund

Semiannual Report

6.30.07

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 12

For more information
page 32

CEO corner

To Our Shareholders,

The stock market gained ground in the first half of 2007, returning 6.96% through June 30, as measured by the Standard & Poor’s 500 Index. It was bolstered by stronger-than-expected corporate earnings growth, healthy global economic growth, increased merger and acquisitions activity and mostly steady interest rates. These positives served to overcome concerns about inflation, a slumping housing market, the subprime mortgage debacle and mixed signals on the future direction of interest rates.

In fact, at the end of May, the stock market passed a significant milestone, when the broad Standard & Poor’s 500 Index climbed beyond the record it had set seven years ago. From its peak in March 2000, the stock market spiraled downward three consecutive years, bottoming in 2002. The upturn began in 2003, and the market has advanced each year since, finally setting a new high on May 30, 2007.

This nearly complete market cycle highlights the importance of an investment principle you have heard us speak of often: diversification. That is because it is a key to protecting, and growing, your assets. By allocating your investments among different asset classes, investment styles and portfolio managers, you are likely to be well represented through all phases of a complete market cycle, with the winners helping to cushion the fall of the losers.

The challenge for investors with a diversified portfolio is to properly evaluate your investments to tell the difference between an underper-forming manager and an out-of-favor style, while also understanding the role each investment plays in your portfolio. That’s where your financial professional can provide true value. He or she can help you make those assessments and also counsel patience, because a properly diversified portfolio by its very nature will typically have something lagging or out of favor — a concept that can be difficult to live with, but necessary to embrace. If everything in your portfolio is “working,” then you are not truly diversified, but rather are leveraged to the current market and the flavor of the day. If so, you are bound to be out of step in the near future.

With the recent volatility in the securities markets, it has prompted investors to question how long this type of market cycle will last. History tells us it will end and that when it does, today’s leaders may well turn into laggards and vice versa. Indeed, the current subprime mortgage market woes, the subsequent credit crunch and their impact on the financial markets and the global credit markets, are just the latest examples of why investors should be well-diversified. For with patience and a diversified portfolio, it could be easier to weather the market’s twists and turns and reach your long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 27, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks long-term growth of capital by normally investing at least 80% of its assets in the stocks of companies the managers regard as “U.S. Global Leaders.”

Over the last six months

► Stocks advanced thanks to better-than-expected corporate earnings and a flood of mergers and acquisitions.

► The Fund underperformed both the average large growth fund and the S&P 500 Index.

► Consumer stocks were primarily responsible for the underperformance, while health care and financial stocks fared better.

Top 10 holdings
General Electric Co.	6.2%	PepsiCo, Inc.	5.0%

Automatic Data Processing, Inc.	6.1%	Microsoft Corp.	5.0%

Genzyme Corp.	5.4%	Teva Pharmaceutical Industries Ltd.	4.3%

Staples, Inc.	5.1%	Medtronic, Inc.	4.1%

Procter & Gamble Co. (The)	5.0%	Lowe’s Cos., Inc.	4.0%

As a percentage of net assets on June 30, 2007.

1

Managers’ report

John Hancock

U.S. Global Leaders Growth Fund

The U.S. stock market extended its four-year rally in the first half of 2007. Factors supporting stocks included better-than-expected corporate earnings, a resilient economy and a flood of mergers and acquisitions, with private equity firms leading the way. Despite an increase in volatility late in the period, the broad stock indexes finished the six-month period with gains of 7% to 8%. Mid-cap stocks comfortably outperformed large- and small-cap issues, while growth stocks outperformed value.

Fund performance

For the six months ended June 30, 2007, John Hancock U.S. Global Leaders Growth Fund’s Class A, Class B, Class C, Class I and Class R1 shares posted total returns of –0.14%, –0.54%, –0.50%, 0.07% and –0.35%, respectively, at net asset value. The Fund’s performance trailed the 8.13% return of the average large growth fund, according to Morningstar, Inc.,1 as well as the 6.96% return of the Standard & Poor’s 500 Index and the 8.13% return of the Russell 1000 Growth Index. Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period or did not reinvest all distributions. See pages six and seven for historical performance information.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE AND WHAT’S BEHIND THE NUMBERS
QUALCOMM	▲	Strong earnings growth derived from royalties on the company’s wireless technology patents
eBay	▲	Streamlining its online marketplace helped boost revenues
and earnings
SYSCO	▼	Concerns about slowing consumer spending weighed on
food distributor

2

Portfolio Managers, Sustainable Growth Advisers, LP
George P. Fraise, Gordon M. Marchand, CFA, CIC, and Robert L. Rohn

Risk and complacency

In the first half of 2007, the portfolio faced the same headwinds as it has over the past several years — low-quality stocks and cyclical sectors of the market continued to outperform. But these headwinds are symptomatic of a bigger issue — a pervasive sense of complacency about risk in the market.

From an investment perspective, risk is simply a measure of uncertainty about future rates of return — the higher the risk, the greater the uncertainty of the returns. However, in the minds of many investors, risk has morphed into a barometer for future returns — the higher the risk, the greater the  returns. As a result, investors have been flocking to higher-risk strategies while apparently disregarding the pitfalls and uncertainty inherent in these alternatives.

“The U.S. stock market extended

its four-year rally in the first half

of 2007.”

This shift explains why junk bonds, emerging markets and lower-quality stocks have been the best performers by a wide margin over the past five years. The outperformance of lower-quality issues has resulted in the widest sustained valuation gap between high- and low-quality stocks in more than 20 years.

With that in mind, you might think that investing in high-quality businesses with enormous competitive advantages and low variability of earnings and cash flow growth is an antiquated investment strategy. But although it may be tempting to conclude that these trends represent a tectonic shift in the investment landscape, we remain steadfast in our conviction that buying great companies and sticking with them over the long term is the best way to achieve superior results with a lower level of risk.

U.S. Global Leaders Growth Fund

3

Consumer stocks detracted

Disappointing results from our consumer-related holdings were responsible for the bulk of the portfolio’s underperformance. Coffee purveyor Starbucks Corp. declined as same-store sales growth decelerated. Although the company’s growth rate remains in line with management’s expectations of 3%–6%, investors who were spoiled by Starbucks’ more-robust growth in recent years were less than enthused. We remain confident in Starbucks’ long-term growth potential and added to our position over the past six months.

Office supply chain Staples, Inc. saw its share price fall despite extending its streak of double-digit earnings growth to 22 consecutive quarters. Staples was the victim of another recent trend — the dramatic outperformance of lower-quality companies over the past couple of years fueled by turnaround expectations and short-term momentum (in this case, inferior competitor Office Depot), while the high-quality, dominant franchise with sustainable long-term growth prospects is ignored.

Natural foods retailer Whole Foods Market, Inc. fell after its planned acquisition of competitor Wild Oats Markets was rejected by the Federal Trade Commission. We believe the company remains well positioned as the dominant player in natural and organic food, the fastest-growing segment in the food retailing industry. We have used the recent weakness to build the position.

Health care and financials added value

The best performer in the portfolio during the period was generic drug maker Teva Pharmaceutical Industries, Ltd., which surged by more than 30% in the first half of 2007. Teva fell dramatically in 2006 despite exceeding earnings expectations by a substantial margin, but the stock has enjoyed a sharp rebound as profit growth has remained solid so far in 2007. We believe Teva is poised to continue to benefit from a powerful shift toward generic substitution in health care sectors around the world.

SECTOR DISTRIBUTION[2]
Consumer staples	27%
Information technology	23%
Health care	21%
Consumer discretionary	12%
Industrials	10%
Financials	6%

Payroll processor Automatic Data Processing, Inc. rallied as its new CEO took steps to enhance the long-term growth prospects of its business. The company spun off its financial services unit and refocused on the core business of payroll processing, where

U.S. Global Leaders Growth Fund

4

it is the definitive leader. Medical products maker Stryker continued to deliver robust earnings growth thanks to its strong position in the orthopedic market for hip and knee replacements. The company benefited from broad demographic trends, particularly the aging of the baby-boomer generation and the increasing desire to remain physically active in the later stages of life.

“In the first half of 2007, the

portfolio faced the same

headwinds as it has over the

past several years — low-quality

stocks and cyclical sectors of the

market continued to outperform.”

Portfolio changes

We eliminated biotechnology firm Amgen and sold our remaining small interest in computer maker Dell. Amgen faces increased competition and safety issues in some of its products, while Dell announced accounting errors that would lead to a restatement of past years’ earnings, the last in a series of problems that plagued the company over the last two years.

We also replaced home improvement retailer The Home Depot with Lowe’s Cos., Inc. and freight shipper UPS with FedEx Corp. In each case, we upgraded the quality and earnings visibility of our holdings.

Outlook

We now own a stable of businesses that are higher in quality, with greater earnings predictability and higher sustainable growth rates than we had four years ago — and at a significantly more attractive valuation. More than half of the companies in the portfolio are trading at price-earnings ratios that are more than 25% lower than their 20-year average — an unprecedented occurrence. This valuation disconnect is unsustainable, as is the complacency regarding risk that created it; the only question is when the tide will turn.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on June 30, 2007.

U.S. Global Leaders Growth Fund

5

A look at performance

For the periods ended June 30, 2007

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6-month	1-year	5-year	10-year	inception

A	9-29-95	2.60%	2.69%	5.35%	—	–5.14%	2.60%	14.20%	68.41%	—

B	5-20-02	2.17	2.61	—	1.27%	–5.51	2.17	13.74	—	6.67%

C	5-20-02	6.21	2.97	—	1.46	–1.50	6.21	15.79	—	7.71

I1	5-20-02	8.48	4.17	—	2.64	0.07	8.48	22.68	—	14.26

R1[1]	8-5-03	7.50	—	—	5.67	–0.35	7.50	—	—	24.01

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

U.S. Global Leaders Growth Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in U.S. Global Leaders Growth Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s 500 Index and the Russell 1000 Growth Index.

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index 1	Index 2

B	5-20-02	$10,767	$10,667	$15,102	$13,650

C2	5-20-02	10,771	10,771	15,102	13,650

I3	5-20-02	11,426	11,426	15,102	13,650

R1[3]	8-5-03	12,401	12,401	16,721	15,170

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R1 shares, respectively, as of June 30, 2007. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

Russell 1000 Growth Index — Index 2 — is an unmanaged index containing those securities in the Russell 1000 Index with a greater-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

U.S. Global Leaders Growth Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on January 1, 2007, with the same investment held until June 30, 2007.

	Account value	Ending value	Expenses paid during period
	on 1-1-07	on 6-30-07	ended 6-30-07[1]

Class A	$1,000.00	$998.60	$6.30

Class B	1,000.00	994.60	9.97

Class C	1,000.00	995.00	9.98

Class I	1,000.00	1,000.70	4.20

Class R1	1,000.00	996.50	8.49

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2007, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

U.S. Global Leaders Growth Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on January 1, 2007, with the same investment held until June 30, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 1-1-07	on 6-30-07	ended 6-30-07 [1]

Class A	$1,000.00	$1,018.50	$6.36

Class B	1,000.00	1,014.80	10.07

Class C	1,000.00	1,014.80	10.07

Class I	1,000.00	1,020.60	4.24

Class R1	1,000.00	1,016.30	8.57

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.27%, 2.02%, 2.02%, 0.84% and 1.70% for Class A, Class B, Class C, Class I and Class R1, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

U.S. Global Leaders Growth Fund

9

F I N A N C I A L S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 6-30-07 (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. The common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 99.67%		$1,330,045,471
(Cost $1,111,134,233)
Air Freight & Logistics 3.46%		46,163,520

FedEx Corp.	416,000	46,163,520
Application Software 2.52%		33,655,130

SAP AG, ADR (Germany) (F)(L)	659,000	33,655,130
Asset Management & Custody Banks 3.99%		53,300,700

State Street Corp.	779,250	53,300,700
Biotechnology 5.38%		71,767,360

Genzyme Corp. (I)	1,114,400	71,767,360
Communications Equipment 3.94%		52,610,375

QUALCOMM, Inc.	1,212,500	52,610,375
Data Processing & Outsourced Services 6.07%		80,947,323

Automatic Data Processing, Inc.	1,670,050	80,947,323
Food Distributors 3.98%		53,107,302

SYSCO Corp.	1,609,800	53,107,302
Food Retail 2.97%		39,678,800

Whole Foods Market, Inc.	1,036,000	39,678,800
Health Care Equipment 7.09%		94,606,452

Medtronic, Inc.	1,063,926	55,175,202

Stryker Corp.	625,000	39,431,250
Home Entertainment Software 2.97%		39,639,964

Electronic Arts, Inc. (I)	837,700	39,639,964
Home Improvement Retail 4.03%		53,830,260

Lowe’s Cos., Inc.	1,754,000	53,830,260
Household Products 8.57%		114,351,364

Colgate-Palmolive Co.	726,250	47,097,313

Procter & Gamble Co. (The)	1,099,102	67,254,051
Hypermarkets & Super Centers 3.30%		44,024,596

Costco Wholesale Corp.	752,300	44,024,596
Industrial Conglomerates 6.21%		82,906,824

General Electric Co.	2,165,800	82,906,824

See notes to financial statements

U.S. Global Leaders Growth Fund

10

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Internet Software & Services 3.11%		$41,460,712

eBay, Inc. (I)	1,288,400	41,460,712
Multi-Line Insurance 2.98%		39,690,343

American International Group, Inc.	566,762	39,690,343
Pharmaceuticals 8.30%		110,712,520

Johnson & Johnson	863,117	53,185,270

Teva Pharmaceutical Industries Ltd., ADR (Israel) (F)	1,394,600	57,527,250
Restaurants 2.77%		37,020,442

Starbucks Corp. (I)	1,410,840	37,020,442
Soft Drinks 8.01%		106,885,884

Coca-Cola Co. (The)	766,400	40,090,384

PepsiCo, Inc.	1,030,000	66,795,500
Specialty Stores 5.05%		67,429,673

Staples, Inc.	2,841,537	67,429,673
Systems Software 4.97%		66,255,927

Microsoft Corp.	2,248,250	66,255,927

	Par value
Issuer, description	(000)	Value

Short-term investments 2.71%		$36,182,902
(Cost $36,182,902)
Joint Repurchase Agreement 0.14%		1,895,000

Joint Repurchase Agreement with Cantor Fitzgerald LP dated
6-29-07 at 4.40% to be repurchased at $1,895,695 on
7-2-07, collateralized by $1,486,351 of U.S. Treasury
Inflation Indexed Note, 3.875%, due 1-15-09 (Valued at
$1,933,000 including interest)	$1,895	1,895,000

Issuer	Shares	Value
Cash Equivalents 2.57%		34,287,902

John Hancock Cash Investment Trust (T)(W)	34,287,902	34,287,902

Total investments (Cost $1,147,317,135) 102.38%		$1,366,228,373

Other assets and liabilities, net (2.38%)		($31,807,878)

Total net assets 100.00%		$1,334,420,495

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of June 30, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

See notes to financial statements

U.S. Global Leaders Growth Fund

11

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 6-30-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investment in unaffiliated issuers, at value (cost $1,113,029,233) including
$33,655,130 of securities loaned (Note 1)	$1,331,940,471
Investments in affiliated issuers, at value (cost $34,287,902)	34,287,902
Total investments at value (cost $1,147,317,135)	1,366,228,373
Receivable for investments sold	6,001,018
Receivable for shares sold	1,994,326
Dividends and interest receivable	1,508,188
Other assets	326,459
Total assets	1,376,058,364

Liabilities

Due to custodian	76,246
Payable for shares repurchased	4,466,364
Payable upon return of securities loaned (Note 1)	34,287,902
Payable to affiliates
Management fees	1,756,467
Distribution and service fees	58,515
Other	383,369
Other payables and accrued expenses	609,006

Total liabilities	41,637,869

Net assets

Capital paid-in	1,128,359,746
Accumulated net realized loss on investments	(12,922,163)
Net unrealized appreciation of investments	218,911,238
Accumulated net investment income	71,674

Net assets	$1,334,420,495

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($1,051,630,206 ÷ 36,502,993 shares)	$28.81
Class B ($123,402,919 ÷ 4,439,927 shares)[1]	$27.79
Class C ($138,383,773 ÷ 4,978,669 shares)[1]	$27.80
Class I ($16,583,404 ÷ 566,009 shares)	$29.30
Class R1 ($4,420,193 ÷ 154,946 shares)	$28.53

Maximum offering price per share
Class A2 ($28.81 ÷ 95%)	$30.33

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

U.S. Global Leaders Growth Fund

12

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 6-30-07 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $115,975)	$10,428,794
Interest	255,861
Securities lending	52,698

Total investment income	10,737,353

Expenses

Investment management fees (Note 2)	5,624,781
Distribution and service fees (Note 2)	2,989,374
Class A, B and C transfer agent fees (Note 2)	1,702,900
Class I transfer agent fees (Note 2)	4,464
Class R1 transfer agent fees (Note 2)	10,758
Accounting and legal services fees (Note 2)	86,044
Compliance fees	21,820
Custodian fees	112,741
Printing fees	110,447
Blue sky fees	88,430
Trustees’ fees	41,031
Professional fees	23,827
Interest	12,336
Securities lending fees	1,760
Miscellaneous	39,834

Total expenses	10,870,547
Less expense reductions (Note 2)	(238,281)

Net expenses	10,632,266

Net investment income	105,087

Realized and unrealized gain (loss)

Net realized gain on investments	31,548,839
Change in net unrealized appreciation (depreciation) of investments	(34,440,208)

Net realized and unrealized loss	(2,891,369)

Decrease in net assets from operations	($2,786,282)

[1] Semiannual period from 1-1-07 to 6-30-07.

See notes to financial statements

U.S. Global Leaders Growth Fund

13

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	12-31-06	6-30-07[1]

Increase (decrease) in net assets

From operations
Net investment income (loss)	($3,042,655)	$105,087
Net realized gain (loss)	(12,737,688)	31,548,839
Change in net unrealized appreciation (depreciation)	30,951,174	(34,440,208)
Increase (decrease) in net assets resulting from operations	15,170,831	(2,786,282)
From Fund share transactions	(183,965,497)	(284,962,647)
Total decrease	(168,794,666)	(287,748,929)

Net assets

Beginning of period	1,790,964,090	1,622,169,424
End of period[2]	$1,622,169,424	$1,334,420,495

1 Semiannual period from 1-1-07 to 6-30-07. Unaudited.

2 Includes accumulated net investment income (loss) of ($33,413) and $71,674, respectively.

See notes to financial statements

U.S. Global Leaders Growth Fund

14

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-02[1,3]	12-31-03	12-31-04	12-31-05	12-31-06	6-30-07[2]

Per share operating performance
Net asset value, beginning of period $24.03		$21.57	$25.72	$27.84	$28.44	$28.85
Net investment income (loss)[4]	0.01	—[5]	0.15	(0.04)	—[5]	0.02
Net realized and unrealized
gain (loss) on investments	(2.47)	4.15	2.04	0.64	0.41	(0.06)
Total from investment operations	(2.46)	4.15	2.19	0.60	0.41	(0.04)
Less distributions
From net investment income	—	—	(0.07)	—	—	—
Net asset value, end of period	$21.57	$25.72	$27.84	$28.44	$28.85	$28.81
Total return[6] (%)	(10.24)[7,8]	19.24[7]	8.51	2.16[7]	1.44[7]	(0.14)[7,8]

Ratios and supplemental data
Net assets, end of period
(in millions)	$237	$392	$893	$1,271	$1,263	$1,052
Ratio of net expenses to average
net assets (%)	1.27[9]	1.35	1.32	1.28	1.28	1.27[9]
Ratio of gross expenses to average
net assets (%)	1.36[9,10]	1.36[10]	1.32	1.33[10]	1.32[10]	1.30[9,10]
Ratio of net investment income
(loss) to average net assets (%)	0.07[9]	(0.02)	0.57	(0.14)	—[5]	0.16[9]
Portfolio turnover (%)	1[8]	15	16	28[11]	34	12[8]

See notes to financial statements

U.S. Global Leaders Growth Fund

15

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-02[1,3]	12-31-03	12-31-04	12-31-05	12-31-06	6-30-07[2]

Per share operating performance

Net asset value, beginning of period	$24.01	$21.47	$25.41	$27.36	$27.75	$27.94
Net investment loss[4]	(0.07)	(0.18)	(0.05)	(0.24)	(0.20)	(0.08)
Net realized and unrealized
gain (loss) on investments	(2.47)	4.12	2.00	0.63	0.39	(0.07)
Total from investment operations	(2.54)	3.94	1.95	0.39	0.19	(0.15)
Net asset value, end of period	$21.47	$25.41	$27.36	$27.75	$27.94	$27.79
Total return[6] (%)	(10.58)[7,8]	18.35[7]	7.67	1.43[7]	0.68[7]	(0.54)[7,8]

Ratios and supplemental data

Net assets, end of period
(in millions)	$73	$164	$208	$218	$151	$123
Ratio of net expenses to average
net assets (%)	2.02[9]	2.10	2.07	2.03	2.03	2.02[9]
Ratio of gross expenses to average
net assets (%)	2.11[9,10]	2.11[10]	2.07	2.08[10]	2.07[10]	2.05[9,10]
Ratio of net investment loss
to average net assets (%)	(0.67)[9]	(0.77)	(0.21)	(0.88)	(0.75)	(0.59)[9]
Portfolio turnover (%)	1[8]	15	16	28[11]	34	12[8]

See notes to financial statements

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16

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-02[1,3]	12-31-03	12-31-04	12-31-05	12-31-06	6-30-07[2]

Per share operating performance

Net asset value, beginning of period	$24.01	$21.47	$25.41	$27.36	$27.75	$27.94
Net investment loss[4]	(0.07)	(0.18)	(0.04)	(0.24)	(0.20)	(0.08)
Net realized and unrealized
gain (loss) on investments	(2.47)	4.12	1.99	0.63	0.39	(0.06)
Total from investment operations	(2.54)	3.94	1.95	0.39	0.19	(0.14)
Net asset value, end of period	$21.47	$25.41	$27.36	$27.75	$27.94	$27.80
Total return[6] (%)	(10.58)[7,8]	18.35[7]	7.67	1.43[7]	0.68[7]	(0.50)[7,8]

Ratios and supplemental data

Net assets, end of period
(in millions)	$49	$160	$246	$284	$186	$138
Ratio of net expenses to average
net assets (%)	2.02[9]	2.10	2.07	2.03	2.03	2.02[9]
Ratio of gross expenses to average
net assets (%)	2.11[9,10]	2.11[10]	2.07	2.08[10]	2.07[10]	2.05[9,10]
Ratio of net investment loss
to average net assets (%)	(0.67)[9]	(0.77)	(0.17)	(0.88)	(0.75)	(0.60)[9]
Portfolio turnover (%)	1[8]	15	16	28[11]	34	12[8]

See notes to financial statements

U.S. Global Leaders Growth Fund

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F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-02[1,3]	12-31-03	12-31-04	12-31-05	12-31-06	6-30-07[2]

Per share operating performance

Net asset value, beginning of period	$24.04	$21.60	$25.87	$28.00	$28.74	$29.28
Net investment income[4]	0.02	0.10	0.25	0.08	0.12	0.09
Net realized and unrealized
gain (loss) on investments	(2.46)	4.17	2.06	0.66	0.42	(0.07)
Total from investment operations	(2.44)	4.27	2.31	0.74	0.54	0.02
Less distributions
From net investment income	—	—	(0.18)	—	—	—
Net asset value, end of period	$21.60	$25.87	$28.00	$28.74	$29.28	$29.30
Total return[6] (%)	(10.15)[7,8]	19.77	8.94	2.64[7]	1.88[7]	0.07[7,8]

Ratios and supplemental data

Net assets, end of period
(in millions)	$6	$5	$8	$13	$18	$17
Ratio of net expenses to average
net assets (%)	1.11[9]	0.90	0.90	0.85	0.84	0.84[9]
Ratio of gross expenses to average
net assets (%)	1.20[9,10]	0.90	0.90	0.90[10]	0.87[10]	0.87[9,10]
Ratio of net investment income
to average net assets (%)	0.22[9]	0.43	0.94	0.30	0.43	0.59[9]
Portfolio turnover (%)	1[8]	15	16	28[11]	34	12[8]

See notes to financial statements

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18

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	12-31-03[12]	12-31-04	12-31-05	12-31-06	6-30-07[2]

Per share operating performance

Net asset value, beginning of period	$23.02	$25.68	$27.77	$28.35	$28.63
Net investment income (loss)[4]	(0.04)	0.16	(0.12)	(0.12)	(0.04)
Net realized and unrealized
gain (loss) on investments	2.70	1.95	0.70	0.40	(0.06)
Total from investment operations	2.66	2.11	0.58	0.28	(0.10)
Less distributions
From net investment income	—	(0.02)	—	—	—
Net asset value, end of period	$25.68	$27.77	$28.35	$28.63	$28.53
Total return[6] (%)	11.56[8]	8.20	2.09[7]	0.99[7]	(0.35)[7,8]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[13]	$2	$5	$6	$4
Ratio of net expenses to average
net assets (%)	1.75[9]	1.53	1.54	1.70	1.70[9]
Ratio of gross expenses to average
net assets (%)	1.75[9]	1.53	1.59[10]	1.73[10]	1.73[9,10]
Ratio of net investment income
(loss) to average net assets (%)	(0.42)[9]	0.60	(0.42)	(0.42)	(0.27)[9]
Portfolio turnover (%)	15[8]	16	28[11]	34	12[8]

1 Audited by previous auditor.

2 Semiannual period from 1-1-07 to 6-30-07. Unaudited.

3 Effective 12-31-02, the fiscal year changed from June 30 to December 31.

4 Based on the average of the shares outstanding.

5 Less than $0.01 per share.

6 Assumes dividend reinvestment and does not reflect the effect of sales charges.

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Not annualized.

9 Annualized.

10 Does not take into consideration expense reductions during the periods shown.

11 Excludes merger activity.

12 Class R1 shares began on 8-5-03.

13 Less than $500,000.

See notes to financial statements

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Notes to financial statements (unaudited)

Note 1
Accounting policies

John Hancock U.S. Global Leaders Growth Fund (the Fund) is a non-diversified series of John Hancock Capital Series Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to achieve long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R1 shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase. Effective March 1, 2007, Class R shares were redesignated Class R1 shares.

Significant accounting policies of the Fund
are as follows:

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the NYSE, normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an  affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

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20

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I and Class R1 shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York (BNY), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNY, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2007.

Securities lending

The Fund may lend securities in amounts up to 33 1 / 3 % of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending their securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests the cash collateral received in connection with securities lending transactions in the JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities.

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21

As of June 30, 2007, the Fund loaned securities having a market value of $33,655,130 collateralized by cash invested in securities in the amount of $34,287,902.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $38,981,114 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: December 31, 2008 — $6,617,824, December 31, 2009 — $657,688, December 31, 2010 — $19,853,472 and December 31, 2014 — $11,852,130.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48,  Accounting for Uncertainty in Income Taxes (the Interpretation), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of this Interpretation to the Fund and does not believe there is a material impact resulting from the adoption of this Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157,  Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. There were no distributions during the year ended December 31, 2006. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $2,000,000,000 of the Fund’s average daily net asset value, (b) 0.70% of the next $3,000,000,000

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22

and (c) 0.65% in excess of $5,000,000,000. The Adviser has a subadvisory agreement with Sustainable Growth Advisers, LP. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund’s total expenses, excluding transfer agent fees and distribution and service fees, to 0.79% of the Fund’s average daily net asset value, on an annual basis, and net operating expenses on Class A, Class B, Class C, Class I and Class R1 to 1.28%, 2.03%, 2.03%, 0.84% and 1.70%, respectively, of each class’ average daily net asset value, at least until April 30, 2008. Accordingly, the expense reductions related to this total expense limitation amounted to $238,281 and there were no class-specific total expense reductions during the period ended June 30, 2007. The Adviser reserves the right to terminate these limitations in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00%, 1.00% and 0.50% of the average daily net asset value of Class A, Class B, Class C and Class R1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Expenses under the agreement described
above for the period ended June 30, 2007,
were as follows:

Distribution and
Share class	service fees

Class A	$1,469,347
Class B	684,316
Class C	822,697
Class R1	13,014
Total	$2,989,374

Class A shares are assessed up-front sales charges. During the period ended June 30, 2007, JH Funds received net up-front sales charges of $220,954 with regard to sales of Class A shares. Of this amount, $30,438 was retained and used for printing prospectuses, advertising, sales literature and other purposes; $163,236 was paid as sales commissions to unrelated broker-dealers; and $27,280 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent John Hancock Life Insurance Company (JHLICO), a subsidiary of MFC, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2007, CDSCs received by JH Funds amounted to $275,868 for Class B shares and $11,731 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund paid a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Effective June 1, 2007, for the Class I shares the Fund

U.S. Global Leaders Growth Fund

23

pays a monthly transfer agent fee at a total annual rate of 0.04% of Class I average daily net asset value, plus a fee based on the number of shareholder accounts. For Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the Class R1 average net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $86,044. The Fund also reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund believes the risk of loss to be remote.

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24

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the year ended December 31, 2006 and the period ended June 30, 2007.

		Year ended 12-31-06		Period ended 6-30-07[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	17,133,890	$477,600,883	5,944,905	$172,271,502
Repurchased	(18,061,108)	(502,875,391)	(13,205,028)	(381,702,843)
Net decrease	(927,218)	($25,274,508)	(7,260,123)	($209,431,341)

Class B shares

Sold	481,232	$13,124,754	144,681	$4,051,926
Repurchased	(2,929,359)	(79,575,184)	(1,100,879)	(30,840,424)
Net decrease	(2,448,127)	($66,450,430)	(956,198)	($26,788,498)

Class C shares

Sold	915,608	$24,981,632	229,008	$6,427,347
Repurchased	(4,510,273)	(121,996,912)	(1,889,916)	(52,893,163)
Net decrease	(3,594,665)	($97,015,280)	(1,660,908)	($46,465,816)

Class I shares

Sold	438,676	$12,289,473	115,231	$3,407,533
Repurchased	(288,495)	(7,951,414)	(156,340)	(4,612,797)
Net increase (decrease)	150,181	$4,338,059	(41,109)	($1,205,264)

Class R1 shares

Sold	127,883	$3,615,799	28,960	$829,989
Repurchased	(112,753)	(3,179,137)	(66,136)	(1,901,717)
Net increase (decrease)	15,130	$436,662	(37,176)	($1,071,728)

Net decrease	(6,804,699)	($183,965,497)	(9,955,514)	($284,962,647)

1 Semiannual period from 1-1-07 to 6-30-07. Unaudited.

Note 5
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2007, aggregated $184,948,915 and $462,550,500, respectively.

The cost of investments owned on June 30, 2007, including short-term investments, for federal income tax purposes, was $1,149,684,269. Gross unrealized appreciation and depreciation of investments aggregated $233,381,454 and $16,837,350, respectively, resulting in net unrealized appreciation of $216,544,104. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note 6
SEC settlement

On June 25, 2007, John Hancock Advisers, LLC (the Adviser) and John Hancock Funds, LLC (the Distributor) and two of their affiliates (collectively, the John Hancock Affiliates) reached a settlement with the Securities and Exchange Commission (SEC) that resolved an investigation of certain practices relating to the John Hancock Affiliates’ variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury.  In addition, the Adviser and the Distributor agreed to pay disgorgement of $2,087,477 and prejudgment interest of $359,460 to

U.S. Global Leaders Growth Fund

25

entities, including certain John Hancock Funds, that participated in the Adviser’s directed brokerage program during the period from 2000 to October 2003. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in October 2003. As a result of this settlement, a gain of $244,201 was recorded by the Fund on June 25, 2007.

U.S. Global Leaders Growth Fund

26

Board Consideration of and Continuation
of Investment Advisory and Subadvisory
Agreement: John Hancock U.S. Global
Leaders Growth Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Capital Series (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvi-sory agreement (the Subadvisory Agreement) with Sustainable Growth Advisers, LP (the Subadviser) for the John Hancock U.S. Global Leaders Growth Fund (the Fund). The investment advisory agreement with the Advisor and the investment subadvisory agreement with the Subadviser are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios  of other clients of the Adviser and the Sub-adviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information as of December 31, 2006; performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and, in particular, the Subadviser. The Board met with representatives of the Subadviser that were responsible for the daily investment activities of the Fund. The Board considered the representatives’ history and

27

experience with the Fund. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the 10-year period was higher than the performance of the Peer Group and Category medians, and one of its benchmark indices, the Russell 1000 Growth Index, but below the performance of its other benchmark index, the Standard & Poor’s 500 Index. The Board noted that the Fund’s performance during the 5-year period was lower than the performance of the Category median and Standard & Poor’s 500 Index, but higher than the performance of the Peer Group median and the Russell 1000 Growth Index. The Board also noted that the more recent performance of the Fund for the 1- and 3-year periods ended December 31, 2006 was lower than the median of its Category and Peer Group, and its benchmark indices. The Subadviser provided detailed information to the Board regarding factors contributing to the Fund’s performance results, as well as its outlook and investment strategy for the near future. The Board noted that the Subadviser’s  investment decisions were consistent with its investment philosophy and the Fund’s investment objectives. The Board also considered favorable industry reports about the Fund’s investment process and portfolio management team. The Board indicated its intent to continue to monitor the Fund’s performance trends to assess whether remedial changes are warranted.

Investment advisory fee and subadvisory
fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was higher than the median rate of the Peer Group and equal to the median rate of the Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were not appreciably higher than the median of the Peer Group and Category.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expenses and plans to improve performance supported the re-approval of the Advisory Agreements.

28

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was not unreasonable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Rate paid to the Subadviser had been negotiated by the Adviser on an arm’s length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such  economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board

29

meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

30

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Principal distributor
Ronald R. Dion, Chairman	Chief Financial Officer	John Hancock Funds, LLC
James R. Boyle**		601 Congress Street
James F. Carlin	Gordon M. Shone	Boston, MA 02210-2805
William H. Cunningham	Treasurer
Charles L. Ladner*
Dr. John A. Moore*	John G. Vrysen	Custodian
Patti McGill Peterson*	Chief Operating Officer	The Bank of New York
Steven R. Pruchansky		One Wall Street
*Members of the Audit Committee	Investment adviser	New York, NY 10286
**Non-Independent Trustee	John Hancock Advisers, LLC
	601 Congress Street	Transfer agent
	Boston, MA 02210-2805	John Hancock Signature
Services, Inc.
Officers	Subadviser	One John Hancock Way,
Keith F. Hartstein	Sustainable Growth	Suite 1000
President and	Advisers, LP	Boston, MA 02217-1000
Chief Executive Officer	3 Stamford Plaza
301 Tresser Boulevard,
Thomas M. Kinzler	Suite 1310	Legal counsel
Secretary and Chief Legal Officer	Stamford, CT 06901	Kirkpatrick & Lockhart

Francis V. Knox, Jr.		Preston Gates Ellis LLP
Chief Compliance Officer		One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	One John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

32

J O H N   H A N C O C K   F A M I L Y   O F   F U N D S

Equity	INTERNATIONAL/GLOBAL
Balanced Fund	Global Opportunities Fund
Classic Value Fund	Global Shareholder Yield Fund
Classic Value Fund II	Greater China Opportunities Fund
Classic Value Mega Cap Fund	International Allocation Portfolio
Core Equity Fund	International Classic Value Fund
Growth Fund	International Core Fund
Growth Opportunities Fund	International Growth Fund
Growth Trends Fund
Intrinsic Value Fund	INCOME
Large Cap Equity Fund	Bond Fund
Large Cap Select Fund	Government Income Fund
Mid Cap Equity Fund	High Yield Fund
Multi Cap Growth Fund	Investment Grade Bond Fund
Small Cap Equity Fund	Strategic Income Fund
Small Cap Fund
Small Cap Intrinsic Value Fund	TAX-FREE INCOME
Sovereign Investors Fund	California Tax-Free Income Fund
U.S. Core Fund	High Yield Municipal Bond Fund
U.S. Global Leaders Growth Fund	Massachusetts Tax-Free Income Fund
Value Opportunities Fund	New York Tax-Free Income Fund
Tax-Free Bond Fund
ASSET ALLOCATION
Allocation Core Portfolio	MONEY MARKET
Allocation Growth + Value Portfolio	Money Market Fund
Lifecycle 2010 Portfolio	U.S. Government Cash Reserve
Lifecycle 2015 Portfolio
Lifecycle 2020 Portfolio	CLOSED-END
Lifecycle 2025 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2030 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2035 Portfolio	Income Securities Trust
Lifecycle 2040 Portfolio	Investors Trust
Lifecycle 2045 Portfolio	Patriot Premium Dividend Fund II
Lifecycle Retirement Portfolio	Patriot Select Dividend Trust
Lifestyle Aggressive Portfolio	Preferred Income Fund
Lifestyle Balanced Portfolio	Preferred Income II Fund
Lifestyle Conservative Portfolio	Preferred Income III Fund
Lifestyle Growth Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Moderate Portfolio	Tax-Advantaged Global Shareholder Yield Fund

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

The Fund’s investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.

260SA 6/07
           8/07

John Hancock
MUTUAL FUNDS

John Hancock
Classic Value Fund II

Semiannual Report
6.30.07

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 14

Notes to financial statements
page 22

For more information
page 32

CEO corner

To Our Shareholders,

The stock market gained ground in the first half of 2007, returning 6.96% through June 30, as measured by the Standard & Poor’s 500 Index. It was bolstered by stronger-than-expected corporate earnings growth, healthy global economic growth, increased merger and acquisitions activity and mostly steady interest rates. These positives served to overcome concerns about inflation, a slumping housing market, the subprime mortgage debacle and mixed signals on the future direction of interest rates.

In fact, at the end of May, the stock market passed a significant milestone, when the broad Standard & Poor’s 500 Index climbed beyond the record it had set seven years ago. From its peak in March 2000, the stock market spiraled downward three consecutive years, bottoming in 2002. The upturn began in 2003, and the market has advanced each year since, finally setting a new high on May 30, 2007.

This nearly complete market cycle highlights the importance of an investment principle you have heard us speak of often: diversification. That is because it is a key to protecting, and growing, your assets. By allocating your investments among different asset classes, investment styles and portfolio managers, you are likely to be well represented through all phases of a complete market cycle, with the winners helping to cushion the fall of the losers.

The challenge for investors with a diversified portfolio is to properly evaluate your investments to tell the difference between an underperforming manager and an out-of-favor style, while also understanding the role each investment plays in your portfolio. That’s where your financial professional can provide true value. He or she can help you make those assessments and also counsel patience, because a properly diversified portfolio by its very nature will typically have something lagging or out of favor — a concept that can be difficult to live with, but necessary to embrace. If everything in your portfolio is “working,” then you are not truly diversified, but rather are leveraged to the current market and the flavor of the day. If so, you are bound to be out of step in the near future.

With the recent volatility in the securities markets, it has prompted investors to question how long this type of market cycle will last. History tells us it will end and that when it does, today’s leaders may well turn into laggards and vice versa. Indeed, the current subprime mortgage market woes, the subsequent credit crunch and their impact on the financial markets and the global credit markets, are just the latest examples of why investors should be well-diversified. For with patience and a diversified portfolio, it could be easier to weather the market’s twists and turns and reach your long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 27, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks long-term growth of capital by investing at least 80% of its assets in domestic equity securities that the subadviser believes are currently undervalued relative to the market, based on estimated future earnings and cash flow.

Over the last six months

► Stocks advanced as corporate earnings exceeded expectations and merger activity remained strong.

► The Fund posted a solid gain but trailed its value-oriented benchmark index and peer group average.

► Financial and information technology stocks added value, while limited exposure to cyclical sectors of the market detracted from results.

Top 10 holdings

Freddie Mac	4.9%	Bank of America Corp.	3.0%

Citigroup, Inc.	3.9%	Wal-Mart Stores, Inc.	3.0%

Fannie Mae	3.8%	Sumitomo Mitsui Financial Group, Inc.	2.9%

XL Capital Ltd. (Class A)	3.5%	Mitsubishi UFJ Financial Group, Inc.	2.8%

Alcatel-Lucent (ADR)	3.0%	Hyundai Motor Co.	2.7%

As a percentage of net assets on June 30, 2007.

1

Managers’ report

John Hancock

Classic Value Fund II

The U.S. stock market remained on an upward trajectory in the first half of 2007. Two main factors continued to fuel the market’s advance — corporate earnings, which experienced slower growth but consistently exceeded expectations, and a steady stream of mergers and acquisitions, driven primarily by private equity firms and leveraged buyouts. Sharp declines in late February and mid-June failed to derail the overall rally in stocks, and several major stock indexes finished the period near all-time highs. Growth stocks modestly outperformed value shares during the period.

Fund performance

For the six months ended June 30, 2007, John Hancock Classic Value Fund II’s Class A, Class B, Class C, Class I and Class R1 shares posted total returns of 4.74%, 4.40%, 4.40%, 5.00% and 4.57%, respectively, at net asset value. The Fund trailed the 6.23% return of the Russell 1000 Value Index and the 7.31% return of the average large value fund, according to Morningstar, Inc.1 Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period or did not reinvest all distributions. See pages six and seven for historical performance information.

Fund strategy

We select our investments from a universe of the 400 largest U.S. stocks, with a focus on the most undervalued segment. We generally seek

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE. . . AND WHAT’S BEHIND THE NUMBERS

Hyundai Motor	▲	South Korean auto maker benefited from strong sales growth and increased market share

Compass Group	▲	Recovering profit margins lifted British catering company

Countrywide	▼	Subprime lending woes weighed on mortgage lender
Financial

2

Portfolio Managers, Pzena Investment Management, LLC
Richard S. Pzena, John P. Goetz and Antonio DeSpirito III

companies that display four key characteristics: (1) a low price relative to normal earnings; (2) current earnings that are below normal; (3) a credible plan to restore normal earnings; and (4) a solid business with a sustainable competitive advantage and downside protection. We also selectively add attractively valued international stocks to the portfolio that display the same characteristics and are in the same market-cap range as our domestic holdings. These international stocks may constitute up to 20% of the portfolio.

Sector headwinds

The Fund generated a positive absolute return during the six-month period but fell short of its value-oriented benchmark index. The portfolio faced sector headwinds that weighed on performance compared with the index. We had very limited exposure, compared with the index, to the more cyclical segments of the economy — energy, materials and utilities — because the companies in these sectors had relatively high valuations and above-normal earnings (two characteristics we tend to avoid).

“The U.S. stock market remained
on an upward trajectory in the
first half of 2007.”

However, energy and materials were the best-performing sectors in the benchmark index, and utilities stocks also delivered above-average returns. Consequently, our underweights in these areas proved to be a drag on performance relative to the index.

Information technology stocks outperformed

While sector allocation detracted from relative results, stock selection contributed positively to performance, most notably in the information technology sector.

Classic Value Fund II

3

Among the top contributors to performance was software maker CA, Inc., formerly known as Computer Associates. CA’s business model involves entering into long-term contracts with its software customers. Each of these long-term contracts may have unique cash flow cycles that can lead to uneven cash flows and bookings on a quarter-to-quarter basis. In the last half of 2006, bookings and cash flows were disappointing, putting downward pressure on the stock, but bookings have been significantly better so far in 2007, and the stock enjoyed a nice rebound.

Financials helped…

The financial sector, which comprised more than 40% of the portfolio during the period, was the only segment in the benchmark to decline during the period, but our financial holdings gained ground as a group.

The top contributor to portfolio performance was property and casualty insurer XL Capital Ltd. After a rough hurricane season in 2005, XL suffered substantial losses, and the stock was beaten down to an extremely low valuation. Even after milder weather produced strong earnings in 2006, investors were pessimistic about the sustainability of these earnings. So far in 2007, however, XL has continued to deliver profits that exceeded expectations, and the stock has performed well.

Government-sponsored mortgage lender Fannie Mae posted double-digit gains in the first half of 2007. Fannie is in the process of restating earnings from past years because of accounting irregularities, but the company announced that it expects to be caught up on its financial reporting by early 2008. Once that happens, Fannie will be free to deploy excess capital that it has been forced to hold until its accounting is current. In addition, Fannie was unfairly punished during the subprime meltdown but, once investors recognized the company had almost no exposure to subprime mortgages, the shares recovered.

SECTOR DISTRIBUTION[2]
Financials	47%
Consumer discretionary	13%
Health care	10%
Information technology	9%
Consumer staples	5%
Energy	5%
Industrials	4%
Telecommunications	4%
Utilities	1%

…and hurt

The weakest performer in the portfolio was Freddie Mac, another government-sponsored mortgage company. Freddie faced the same unfair fallout from the subprime debacle and the same accounting irregularities as Fannie Mae, but Freddie is

Classic Value Fund II

4

further behind in the process of bringing its financial statements up to date, so the stock didn’t enjoy the same boost that Fannie did.

Declines in our Japanese bank holdings, Mitsubishi UFJ Financial Group, Inc. and Sumitomo Mitsui Financial Group, Inc. also weighed on results. Net interest margins, which represent the difference between bank lending rates and deposit rates, have been gradually improving in Japan for more than a year. However, an unexpected but temporary setback in this progression during the period led to a sell-off in the stocks of Japanese banks. Our investment thesis remains unchanged — we believe net interest margins will continue on an upward path, which will boost profits for Japanese banks.

“The Fund generated a positive
absolute return during the six-
month period but fell short of its
value-oriented benchmark index.”

Ebb and flow

During the six-month period, we added defense stocks to the portfolio, including Northrop Grumman Corp. and L-3 Communications Holdings, Inc. Another recent addition was biotechnology firm Amgen, Inc., which fell into the cheapest segment of the market because of controversial safety issues regarding one of its products.

We sold or reduced positions in broadcaster CBS Corp. and auto components manufacturer Johnson Controls, both of which performed well and ultimately reached fair value.

Outlook

We are pleased with the quality of the companies we own, and, although we are comfortable with the collection of businesses in the portfolio, we continue to seek out high-quality companies with attractive valuations.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on June 30, 2007.

Classic Value Fund II

5

A look at performance

For the periods ended June 30, 2007

		Cumulative total returns
		with maximum sales charge (POP)
	Inception					Since
Class	date	6-month	1-year	5-year	10-year	inception

A	7-7-06	–0.50%	—	—	—	13.69%

B	7-7-06	–0.60	—	—	—	13.87

C	7-7-06	3.40	—	—	—	17.87

I1	7-7-06	5.00	—	—	—	20.23

R1[1]	7-7-06	4.57	—	—	—	19.37

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Classic Value Fund II

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Classic Value
Fund II Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 1000 Value Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	7-7-06	$11,887	$11,387	$12,142

C	7-7-06	11,887	11,787	12,142

I2	7-7-06	12,023	12,023	12,142

R1[2]	7-7-06	11,937	11,937	12,142

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R1 shares, respectively, as of June 30, 2007. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Classic Value Fund II

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

n Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

n Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on January 1, 2007, with the same investment held until June 30, 2007.

	Account value	Ending value	Expenses paid during period
	on 1-1-07	on 6-30-07	ended 6-30-07[1]

Class A	$1,000.00	$1,047.40	$6.70

Class B	1,000.00	1,044.00	10.48

Class C	1,000.00	1,044.00	10.49

Class I	1,000.00	1,050.00	4.81

Class R1	1,000.00	1,045.70	9.07

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2007 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Classic Value Fund II

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on January 1, 2007, with the same investment held until June 30, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 1-1-07	on 6-30-07	ended 6-30-07 [1]

Class A	$1,000.00	$1,018.25	$6.60

Class B	1,000.00	1,014.54	10.33

Class C	1,000.00	1,014.53	10.34

Class I	1,000.00	1,020.10	4.74

Class R1	1,000.00	1,015.92	8.94

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.32%, 2.07%, 2.07%, 0.95% and 1.79% for Class A, Class B, Class C, Class I and Class R1, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

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9

Fund’s investments

F I N A N C I A L   S T A T E M E N T S

Securities owned by the Fund on 6-30-07 (unaudited)

Common stocks are broken down by industry group.

Issuer	Shares	Value

Common stocks 98.40%		$156,292,624
(Cost $148,456,662)
Aerospace & Defense 2.74%		4,355,032

L-3 Communications Holdings, Inc.	12,175	1,185,723

Northrop Grumman Corp.	40,700	3,169,309
Apparel Retail 2.20%		3,490,438

TJX Cos., Inc. (The)	126,925	3,490,438
Auto Parts & Equipment 1.95%		3,102,759

Magna International, Inc. (Class A) (Canada) (F)	34,100	3,102,759
Automobile Manufacturers 2.65%		4,203,485

Hyundai Motor Co. (South Korea) (F)	53,200	4,203,485
Biotechnology 1.52%		2,412,026

Amgen, Inc. (I)	43,625	2,412,026
Broadcasting & Cable TV 0.29%		464,814

CBS Corp. (Class B)	13,950	464,814
Consumer Finance 3.77%		5,982,008

American Express Co.	6,550	400,729

Capital One Financial Corp.	48,075	3,771,003

Takefuji Corp. (Japan) (F)	54,000	1,810,276
Data Processing & Outsourced Services 2.33%		3,693,447

Computer Sciences Corp. (I)	33,974	2,009,562

First Data Corp.	33,100	1,081,377

Western Union Co.	28,925	602,508
Diversified Banks 7.30%		11,587,185

Comerica, Inc.	26,975	1,604,203

Mitsubishi UFJ Financial Group, Inc. (Japan) (F)	398	4,383,011

Sumitomo Mitsui Financial Group, Inc. (Japan) (F)	484	4,507,065

Wachovia Corp.	21,325	1,092,906
Diversified Financial Services 9.08%		14,436,391

Bank of America Corp.	96,675	4,726,441

Citigroup, Inc.	121,300	6,221,477

ING Groep NV (Netherlands) (C)(F)	54,650	2,420,150

JPMorgan Chase & Co.	22,050	1,068,323

See notes to financial statements

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F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Electric Utilities 1.81%		$2,878,077

Korea Electric Power Corp. (South Korea) (F)	64,855	2,878,077
Health Care Distributors 1.39%		2,211,110

AmerisourceBergen Corp.	22,875	1,131,626

McKesson Corp.	18,100	1,079,484
Health Care Equipment 1.61%		2,561,780

Boston Scientific Corp. (I)	167,000	2,561,780
Home Improvement Retail 3.42%		5,436,691

Home Depot, Inc. (The)	96,300	3,789,405

Lowe’s Cos., Inc.	53,675	1,647,286
Hotels, Resorts & Cruise Lines 0.02%		30,821

Wyndham Worldwide Corp. (l)	850	30,821
Household Products 0.46%		724,084

Kimberly-Clark Corp.	10,825	724,084
Hypermarkets & Super Centers 2.95%		4,689,522

Wal-Mart Stores, Inc.	97,475	4,689,522
Industrial Conglomerates 0.66%		1,043,266

Tyco International Ltd. (Bermuda) (F)	30,875	1,043,266
Insurance Brokers 0.71%		1,135,557

Aon Corp.	26,650	1,135,557
Integrated Oil & Gas 3.20%		5,081,455

BP Plc, ADR (United Kingdom) (F)	12,475	899,947

Chevron Corp.	17,725	1,493,154

Exxon Mobil Corp.	32,050	2,688,354
Integrated Telecommunication Services 1.04%		1,653,656

AT&T, Inc.	33,250	1,379,875

Verizon Communications, Inc.	6,650	273,781
Investment Banking & Brokerage 3.48%		5,523,491

Goldman Sachs Group, Inc. (The)	2,750	596,063

Lehman Brothers Holdings, Inc.	42,175	3,142,881

Morgan Stanley	21,275	1,784,547
Life & Health Insurance 1.50%		2,381,656

Aegon NV (Netherlands) (C)(F)	44,565	881,142

Aegon NV, ADR (Netherlands) (F)	233	4,578

MetLife, Inc.	23,200	1,495,936
Movies & Entertainment 0.63%		1,001,202

Viacom, Inc. (Class B) (I)	24,050	1,001,202
Multi-Line Insurance 0.06%		87,538

American International Group, Inc.	1,250	87,538
Multi-Utilities 1.00%		1,581,441

Sempra Energy	26,700	1,581,441
Office Electronics 1.03%		1,638,528

Ricoh Co., Ltd. (Japan) (F)	71,000	1,638,528

See notes to financial statements

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11

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Packaged Foods & Meats 1.31%		$2,087,149

Kraft Foods, Inc. (Class A)	48,375	1,705,219

Sara Lee Corp.	21,950	381,930
Pharmaceuticals 5.74%		9,120,983

Bristol-Myers Squibb Co.	80,925	2,553,993

Johnson & Johnson	55,200	3,401,424

Pfizer, Inc.	123,800	3,165,566
Property & Casualty Insurance 8.47%		13,459,388

ACE Ltd. (Cayman Islands) (F)	14,750	922,170

Allstate Corp. (The)	47,975	2,950,942

Chubb Corp. (The)	14,350	776,909

Fidelity National Financial, Inc. (Class A)	6,234	147,746

Progressive Corp. (The)	132,475	3,170,127

XL Capital Ltd. (Class A) (Cayman Islands) (F)	65,150	5,491,494
Publishing 0.01%		11,730

Idearc, Inc. (l)	332	11,730
Railroads 0.86%		1,361,649

Union Pacific Corp.	11,825	1,361,649
Restaurants 1.01%		1,599,140

Compass Group Plc (United Kingdom) (F)	230,525	1,599,140
Soft Drinks 0.73%		1,157,359

Coca-Cola Co. (The)	22,125	1,157,359
Specialty Stores 0.99%		1,566,465

Bed Bath & Beyond, Inc. (I)	43,525	1,566,465
Systems Software 5.14%		8,161,928

CA, Inc.	77,850	2,010,866

Microsoft Corp.	113,450	3,343,372

Oracle Corp. (I)	142,450	2,807,690
Thrifts & Mortgage Finance 12.35%		19,623,657

Countrywide Financial Corp.	86,575	3,147,001

Fannie Mae	90,900	5,938,497

Freddie Mac	127,950	7,766,559

Washington Mutual, Inc.	65,000	2,771,600
Wireless Telecommunication Services 2.99%		4,755,716

Alcatel-Lucent, ADR (France) (F)	339,694	4,755,716

Total investments (Cost $148,456,662) 98.40%		$156,292,624

Other assets and liabilities, net 1.60%		$2,540,629

Total net assets 100.00%		$158,833,253

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

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F I N A N C I A L   S T A T E M E N T S

Notes to Schedule of Investments

ADR American Depositary Receipt

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(I) Non-income-producing security.

See notes to financial statements

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Financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities 6-30-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $148,456,662)	$156,292,624
Cash	4,872,212
Foreign currency at value (cost $72,319)	72,309
Receivable for shares sold	1,908,910
Dividends and interest receivable	105,420
Receivable from affiliates	49,608
Other assets	15,039
Total assets	163,316,122

Liabilities

Payable for investments purchased	4,116,430
Payable for shares repurchased	89,375
Payable to affiliates
Management fees	239,909
Distribution and service fees	7,806
Other	28,566
Other payables and accrued expenses	783
Total liabilities	4,482,869

Net assets

Capital paid-in	149,525,589
Accumulated net realized gain on investments and foreign currency transactions	1,048,603
Net unrealized appreciation of investments and translation of assets and
liabilities in foreign currencies	7,836,050
Accumulated net investment income	423,011
Net assets	$158,833,253

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($92,987,225 ÷ 7,791,582 shares)	$11.93
Class B ($10,850,110 ÷ 914,721 shares)[1]	$11.86
Class C ($37,149,591 ÷ 3,131,219 shares)[1]	$11.86
Class I ($16,647,311 ÷ 1,392,166 shares)	$11.96
Class R1 ($1,199,016 ÷ 100,699 shares)	$11.91

Maximum offering price per share

Class A2 ($11.93 ÷ 95%)	$12.56

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

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F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 6-30-07 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $29,159)	$1,244,932
Interest	54,398
Securities lending	198
Total investment income	1,299,528

Expenses

Investment management fees (Note 2)	462,115
Distribution and service fees (Note 2)	264,358
Class A, B and C transfer agent fees (Note 2)	93,564
Class I transfer agent fees (Note 2)	2,738
Class R1 transfer agent fees	1,235
Accounting and legal services fees (Note 2)	6,327
Compliance fees	496
Blue sky fees	37,192
Professional fees	12,279
Printing fees	5,356
Custodian fees	4,165
Trustees’ fees	60
Miscellaneous	369

Total expenses	890,254
Less expense reductions (Note 2)	(14,257)

Net expenses	875,997

Net investment income	423,531

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	992,417
Foreign currency transactions	(59,507)

Change in net unrealized appreciation (depreciation) of
Investments	4,645,830
Translation of assets and liabilities in foreign currencies	88

Net realized and unrealized gain	5,578,828

Increase in net assets from operations	$6,002,359

1 Semiannual period from 1-1-07 to 6-30-07.

See notes to financial statements

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F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of
Fund share transactions.

	Year	Period
	ended	ended
	12-31-06[1]	6-30-07[2]

Increase (decrease) in net assets

From operations
Net investment income	$56,675	$423,531
Net realized gain	225,402	932,910
Change in net unrealized appreciation (depreciation)	3,190,132	4,645,918

Increase in net assets resulting from operations	3,472,209	6,002,359

Distributions to shareholders
From net investment income
Class A	(40,455)	—
Class I	(9,348)	—
From net realized gain
Class A	(78,597)	—
Class B	(12,170)	—
Class C	(31,628)	—
Class I	(7,156)	—
Class R1	(1,259)	—
	(180,613)	—
From Fund share transactions	60,955,368	88,583,930

Total increase	64,246,964	94,586,289

Net assets

Beginning of period	—	64,246,964
End of period[3]	$64,246,964	$158,833,253

1 Beginning of operations from 7-7-06 to 12-31-06.

2 Semiannual period from 1-1-07 to 6-30-07. Unaudited.

3 Includes accumulated (distributions in excess of) net investment income of ($520) and $423,011, respectively.

See notes to financial statements

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F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-06[1]	6-30-07[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$11.39
Net investment income[3]	0.03	0.05
Net realized and unrealized
gain on investments	1.40	0.49

Total from investment operations	1.43	0.54

Less distributions
From net investment income	(0.01)	—
From net realized gain	(0.03)	—
	(0.04)	—
Net asset value, end of period	$11.39	$11.93
Total return[4,5,6] (%)	14.29	4.74

Ratios and supplemental data

Net assets, end of period
(in millions)	$39	$93
Ratio of net expenses to average
net assets[7] (%)	1.30	1.32
Ratio of gross expenses to average
net assets[7,8] (%)	2.24	1.34
Ratio of net investment income
to average net assets[7] (%)	0.63	0.93
Portfolio turnover[6] (%)	12	6

See notes to financial statements

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F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-06[1]	6-30-07[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$11.36
Net investment gain (loss)[3]	(0.01)	0.01
Net realized and unrealized gain
on investments	1.40	0.49

Total from investment operations	1.39	0.50

Less distributions
From net realized gain	(0.03)	—
Net asset value, end of period	$11.36	$11.86
Total return[4,5,6] (%)	13.86	4.40

Ratios and supplemental data

Net assets, end of period
(in millions)	$6	$11
Ratio of net expenses to average
net assets[7] (%)	2.05	2.07
Ratio of gross expenses to average
net assets[7,8] (%)	2.99	2.09
Ratio of net investment gain (loss)
to average net assets[7] (%)	(0.11)	0.18
Portfolio turnover[6] (%)	12	6

See notes to financial statements

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F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-06[1]	6-30-07[2]

Per share operating performance
Net asset value, beginning of period	$10.00	$11.36
Net investment gain (loss)[3]	(0.01)	0.01
Net realized and unrealized gain
on investments	1.40	0.49
Total from investment operations	1.39	0.50
Less distributions
From net realized gain	(0.03)	—

Net asset value, end of period	$11.36	$11.86
Total return[4,5,6] (%)	13.86	4.40

Ratios and supplemental data

Net assets, end of period
(in millions)	$15	$37
Ratio of net expenses to average
net assets[7] (%)	2.05	2.07
Ratio of gross expenses to average
net assets[7,8] (%)	2.99	2.09
Ratio of net investment gain (loss)
to average net assets[7] (%)	(0.15)	0.17
Portfolio turnover[6] (%)	12	6

See notes to financial statements

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F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-06[1]	6-30-07[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$11.39
Net investment income[3]	0.04	0.08
Net realized and unrealized gain
on investments	1.41	0.49
Total from investment operations	1.45	0.57
Less distributions
From net investment income	(0.03)	—
From net realized gain	(0.03)	—
	(0.06)	—
Net asset value, end of period	$11.39	$11.96
Total return[4,5,6] (%)	14.50	5.00

Ratios and supplemental data

Net assets, end of period
(in millions)	$4	$17
Ratio of net expenses to average
net assets[7] (%)	0.94	0.95
Ratio of gross expenses to average
net assets[7,8] (%)	1.88	0.97
Ratio of net investment income
to average net assets[7] (%)	0.74	1.31
Portfolio turnover[6] (%)	12	6

See notes to financial statements

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F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	12-31-06[1]	6-30-07[2]

Per share operating performance
Net asset value, beginning of period	$10.00	$11.39
Net investment income[3]	0.02	0.02
Net realized and unrealized gain
on investments	1.40	0.50

Total from investment operations	1.42	0.52
Less distributions
From net realized gain	(0.03)	—
Net asset value, end of period	$11.39	$11.91
Total return[4,5,6] (%)	14.16	4.57

Ratios and supplemental data

Net assets, end of period
(in millions)	$1	$1
Ratio of net expenses to average
net assets[7] (%)	1.46	1.79
Ratio of gross expenses to average
net assets[7,8] (%)	2.40	1.81
Ratio of net investment income
to average net assets[7] (%)	0.46	0.44
Portfolio turnover[6] (%)	12	6

1 Beginning of operations from 7-7-06 to 12-31-06.

2 Semiannual period from 1-1-07 to 6-30-07. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

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Notes to financial statements (unaudited)

Note 1
Accounting policies

John Hancock Classic Value Fund II (the Fund) is a diversified series of John Hancock Capital Series (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to achieve long-term growth of capital. The Fund commenced operations on July 7, 2006.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R1 shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase. Effective March 1, 2007, Class R shares were redesignated Class R1 shares.

Significant accounting policies of the Fund
are as follows:

Security valuation

The net asset value of the shares of Class A, Class B, Class C, Class I and Class R1 is determined daily as of the close of the NYSE, normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently

Classic Value Fund II

22

applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 p.m., London Time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I and Class R shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with the Bank of New York (BNY), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNY, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2007.

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23

Securities lending

The Fund may lend securities in amounts up to 33 1 / 3 % of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending their securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests the cash collateral received in connection with securities lending transactions in the JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities. There were no securities loaned on June 30, 2007.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48,  Accounting for Uncertainty in Income Taxes (the Interpretation), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of this Interpretation to the Fund and does not believe there is a material impact resulting from the adoption of this Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2006, the tax character of distributions paid was as follows: ordinary income $180,613. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any,

Classic Value Fund II

24

are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $2,500,000,000 of the Fund’s average daily net assets value, (b) 0.78% of the next $2,500,000,000 and (c) 0.76% in excess of $5,000,000,000 of the Fund’s average daily net assets value. The Adviser has a sub-advisory agreement with Pzena Investment Management LLC. The Fund is not responsible for payment of the subadvisory fees.

Effective July 1, 2006, the Adviser contractually limited the Fund’s total expenses to 1.32% of the Fund’s average daily net assets for Class A shares at least until April 30, 2008. Accordingly, the expense reductions related to this total expense limitation amounted to $14,257 for the period ended June 30, 2006. The Adviser reserves the right to terminate this limitation in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R1 pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value, 1.00% of Class B and Class C average daily net asset values and 0.50% for Class R1 average net asset value. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Expenses under the agreements described above for the period ended June 30, 2007, were as follows:

Distribution and
Share class	service fees

Class A	$85,663
Class B	43,293
Class C	133,858
Class R1	1,544
Total	$264,358

Class A shares are assessed up-front sales charges. During the period ended June 30, 2007, JH Funds received net up-front sales charges of $585,390 with regard to sales of Class A shares. Of this amount, $83,802 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $497,059 was paid as sales commissions to unrelated broker-dealers and $4,529 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. John Hancock Life Insurance Company (JHLICO), a subsidiary of MFC, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses

Classic Value Fund II

25

for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2007, CDSCs received by JH Funds amounted to $9,263 for Class B shares and $5,060 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services had agreed to limit Class A, Class B and Class C transfer agent fees to 0.18% of each respective class’s average daily net asset value until April 30, 2008. There were no expense reductions related to Class A, Class B and Class C transfer agent fees limitation during the period ended June 30, 2007. For Class I shares, the Fund paid a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Effective June 1, 2007, the Fund pays a monthly transfer agent fee at a total annual rate of 0.04% of Class I average daily net asset value, plus a fee based on the number of shareholder accounts. For Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate 0.05% of Class R1 average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $6,327. The Fund also reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICO owned 923,165 Class A shares, 20,046 Class B shares, 20,046 Class C shares, 20,105 Class I shares and 20,045 Class R1 shares of beneficial interest of the Fund on June 30, 2007.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund believes the risk of loss to be remote.

Classic Value Fund II

26

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended December 31, 2006, and the period ended June 30, 2007, along with the corresponding dollar value.

	Year ended 12-31-06[1]		Period ended 6-30-07[2]
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,415,796	$36,642,179	5,277,545	$61,269,869
Distributions reinvested	9,891	112,464	—	—
Repurchased	(33,064)	(367,315)	(878,586)	(10,456,644)
Net increase	3,392,623	$36,387,328	4,398,959	$50,813,225

Class B shares
Sold	540,125	$5,857,582	492,142	$5,676,777
Distributions reinvested	874	9,915	—	—
Repurchased	(18,276)	(203,482)	(100,144)	(1,158,320)
Net increase	522,723	$5,664,015	391,998	$4,518,457

Class C shares
Sold	1,366,860	$14,895,524	1,892,569	$21,841,197
Distributions reinvested	2,574	29,218	—	—
Repurchased	(21,239)	(229,731)	(109,545)	(1,279,958)
Net increase	1,348,195	$14,695,011	1,783,024	$20,561,239

Class I shares
Sold	332,852	$3,687,416	1,124,419	$12,846,780
Distributions reinvested	1,413	16,063	—	—
Repurchased	(997)	(11,084)	(65,521)	(767,306)
Net increase	333,268	$3,692,395	1,058,898	$12,079,474

Class R1 shares
Sold	48,760	$515,380	51,838	$611,628
Distributions reinvested	111	1,259	—	—
Repurchased	(2)	(20)	(8)	(93)
Net increase	48,869	$516,619	51,830	$611,535

Net increase	5,645,678	$60,955,368	7,684,709	$88,583,930

1Beginning of operations from 7-7-06 to 12-31-06.
2Semiannual period from 1-1-07 to 6-30-07. Unaudited.

Note 5
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2007, aggregated $97,805,203 and $6,346,104, respectively.

The cost of investments owned on June 30, 2007, including short-term investments, for federal income tax purposes, was $148,485,239. Gross unrealized appreciation and depreciation of investments aggregated $9,998,542 and $2,191,157, respectively, resulting in net unrealized appreciation of $7,807,385. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Classic Value Fund II

27

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock
Classic Value Fund II

Section 15(c) of the Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Capital Series (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), initially to review and approve: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), and (ii) the subadvisory agreement with Pzena Investment Management, LLC (the Subadviser) for the John Hancock Classic Value Fund II (the Fund). The investment advisory agreement with the Advisor and the investment subadvisory agreement with the Subadviser are collectively referred to as the Advisory Agreements.

At meetings held on June 5–6, 2006, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to advisory and other fees incurred by, and the expense ratios of, a group of comparable funds selected by the Adviser and the proposed fee and estimated expense ratio of the Fund. The Independent Trustees also consider information that was provided in connection with the Trustees’ annual review of the advisory agreement for other funds managed by the Adviser including (i) the Adviser’s financial results and condition, (ii) the background and experience of senior management and investment professionals, (iii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates to other series of the Trust and (iv) the Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the Fund’s Code of Ethics and the structure and responsibilities of the Adviser’s compliance department.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates. The Board also reviewed the investment performance of similar accounts managed by the Subadviser compared to the performance of an index.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser were sufficient to support approval of the Advisory Agreements.

Investment advisory and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory rate to be payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the average fee paid by a group of similar funds selected by the Adviser. The Board concluded that the Advisory Agreement Rate was reasonable in relation to the services to be provided.

The Board received and considered information regarding the Fund’s estimated total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management

28

fees, Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expenses information for the similar funds. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s projected overall expense ratio supported the approval of the Advisory Agreement.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described above.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s and the Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Factors not considered relevant at this time

In light of the fact that the Fund has not yet commenced normal operations, the Trustees noted that certain factors, such as investment performance, economies of scale and profit-ability, that will be relevant when the Trustee considers continuing the Advisory Agreement, are not germane to its initial approval.

Other factors and broader review

The Board regularly reviews and assesses the quality of the services that the other funds managed by the Adviser receive throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the Advisory Agreement and the Subadvisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the Advisory Agreement and the Subadvisory Agreements.

29

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Gordon M. Shone	Custodian
Ronald R. Dion, Chairman	Treasurer	The Bank of New York
James R. Boyle**	John G. Vrysen	One Wall Street
James F. Carlin	Chief Operating Officer	New York, NY 10286
William H. Cunningham
Charles L. Ladner*	Investment adviser	Transfer agent
Dr. John A. Moore*	John Hancock Advisers, LLC	John Hancock Signature
Patti McGill Peterson*	601 Congress Street	Services, Inc.
Steven R. Pruchansky	Boston, MA 02210-2805	One John Hancock Way,
Suite 1000
*Members of the Audit Committee	Subadviser	Boston, MA 02217-1000
**Non-Independent Trustee	Pzena Investment
	Management, LLC	Legal counsel
Officers	120 West 45th Street,	Kirkpatrick & Lockhart
Keith F. Hartstein	20th Floor	Preston Gates Ellis LLP
President and	New York, NY 10036	One Lincoln Street
Chief Executive Officer		Boston, MA 02111-2950
Principal distributor
Thomas M. Kinzler	John Hancock Funds, LLC
Secretary and Chief Legal Officer	601 Congress Street
Francis V. Knox, Jr.	Boston, MA 02210-2805
Chief Compliance Officer
Charles A. Rizzo
Chief Financial Officer

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	One John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

32

J O H N  H A N C O C K  F A M I L Y  O F  F U N D S

EQUITY	INTERNATIONAL/GLOBAL
Balanced Fund	Global Opportunities Fund
Classic Value Fund	Global Shareholder Yield Fund
Classic Value Fund II	Greater China Opportunities Fund
Classic Value Mega Cap Fund	International Allocation Portfolio
Core Equity Fund	International Classic Value Fund
Growth Fund	International Core Fund
Growth Opportunities Fund	International Growth Fund
Growth Trends Fund
Intrinsic Value Fund	INCOME
Large Cap Equity Fund	Bond Fund
Large Cap Select Fund	Government Income Fund
Mid Cap Equity Fund	High Yield Fund
Multi Cap Growth Fund	Investment Grade Bond Fund
Small Cap Equity Fund	Strategic Income Fund
Small Cap Fund
Small Cap Intrinsic Value Fund	TAX-FREE INCOME
Sovereign Investors Fund	California Tax-Free Income Fund
U.S. Core Fund	High Yield Municipal Bond Fund
U.S. Global Leaders Growth Fund	Massachusetts Tax-Free Income Fund
Value Opportunities Fund	New York Tax-Free Income Fund
Tax-Free Bond Fund
ASSET ALLOCATION
Allocation Core Portfolio	MONEY MARKET
Allocation Growth + Value Portfolio	Money Market Fund
Lifecycle 2010 Portfolio	U.S. Government Cash Reserve
Lifecycle 2015 Portfolio
Lifecycle 2020 Portfolio	CLOSED-END
Lifecycle 2025 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2030 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2035 Portfolio	Income Securities Trust
Lifecycle 2040 Portfolio	Investors Trust
Lifecycle 2045 Portfolio	Patriot Premium Dividend Fund II
Lifecycle Retirement Portfolio	Patriot Select Dividend Trust
Lifestyle Aggressive Portfolio	Preferred Income Fund
Lifestyle Balanced Portfolio	Preferred Income II Fund
Lifestyle Conservative Portfolio	Preferred Income III Fund
Lifestyle Growth Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Moderate Portfolio	Tax-Advantaged Global Shareholder Yield Fund

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

The Fund’s investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

	350SA	6/07
This report is for the information of the shareholders of John Hancock Classic Value Fund II.		8/07

JohnHancock
MUTUAL FUNDS

John Hancock
Classic Value Fund

Semiannual Report
6.30.07

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 13

Notes to financial statements
page 22

For more information
page 32

CEO corner

To Our Shareholders,

The stock market gained ground in the first half of 2007, returning 6.96% through June 30, as measured by the Standard & Poor’s 500 Index. It was bolstered by stronger-than-expected corporate earnings growth, healthy global economic growth, increased merger and acquisitions activity and mostly steady interest rates. These positives served to overcome concerns about inflation, a slumping housing market, the subprime mortgage debacle and mixed signals on the future direction of interest rates.

In fact, at the end of May, the stock market passed a significant milestone, when the broad Standard & Poor’s 500 Index climbed beyond the record it had set seven years ago. From its peak in March 2000, the stock market spiraled downward three consecutive years, bottoming in 2002. The upturn began in 2003, and the market has advanced each year since, finally setting a new high on May 30, 2007.

This nearly complete market cycle highlights the importance of an investment principle you have heard us speak of often: diversification. That is because it is a key to protecting, and growing, your assets. By allocating your investments among different asset classes, investment styles and portfolio managers, you are likely to be well represented through all phases of a complete market cycle, with the winners helping to cushion the fall of the losers.

The challenge for investors with a diversified portfolio is to properly evaluate your investments to tell the difference between an underperforming manager and an out-of-favor style, while also understanding the role each investment plays in your portfolio. That’s where your financial professional can provide true value. He or she can help you make those assessments and also counsel patience, because a properly diversified portfolio by its very nature will typically have something lagging or out of favor — a concept that can be difficult to live with, but necessary to embrace. If everything in your portfolio is “working,” then you are not truly diversified, but rather are leveraged to the current market and the flavor of the day. If so, you are bound to be out of step in the near future.

With the recent volatility in the securities markets, it has prompted investors to question how long this type of market cycle will last. History tells us it will end and that when it does, today’s leaders may well turn into laggards and vice versa. Indeed, the current subprime mortgage market woes, the subsequent credit crunch and their impact on the financial markets and the global credit markets, are just the latest examples of why investors should be well-diversified. For with patience and a diversified portfolio, it could be easier to weather the market’s twists and turns and reach your long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 27, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks long-term growth of capital by investing at least 80% of its assets in domestic equity securities that the subadviser believes are currently undervalued relative to the market, based on estimated future earnings and cash flow.

► Stocks advanced as corporate earnings exceeded expectations and merger activity remained strong.

► The Fund posted a solid gain that was in line with its value-oriented benchmark index.

► Financial and consumer discretionary stocks added value, while limited exposure to cyclical sectors of the market detracted from results.

Top 10 holdings

Freddie Mac	4.7%	Wal-Mart Stores, Inc.	4.0%

Alcatel-Lucent (ADR)	4.5%	Allstate Corp. (The)	3.9%

Fannie Mae	4.5%	Pfizer, Inc.	3.3%

Citigroup, Inc.	4.3%	Whirlpool Corp.	3.1%

XL Capital Ltd. (Class A)	4.1%	Torchmark Corp.	3.1%

As a percentage of net assets on June 30, 2007.

Managers’ report

John Hancock

Classic Value Fund

The U.S. stock market remained on an upward trajectory in the first half of 2007. Two main factors continued to fuel the market’s advance —corporate earnings, which experienced slower growth but consistently exceeded expectations, and a steady stream of mergers and acquisitions, driven primarily by private equity firms and leveraged buyouts. Sharp declines in late February and mid-June failed to derail the overall rally in stocks, and several major stock indexes finished the period near all-time highs.

Fund performance

For the six months ended June 30, 2007, John Hancock Classic Value Fund’s Class A, Class B, Class C, Class I and Class R1 shares posted total returns of 6.18%, 5.80%, 5.81%, 6.42% and 6.00%, respectively, at net asset value. The Fund performed in line with the 6.23% return of the Russell 1000 Value Index, but trailed the 7.31% return of the average large value fund, according to Morningstar, Inc.1 Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period or did not reinvest all distributions. See pages six and seven for historical performance information.

Fund strategy

We select our investments from a universe of the 500 largest U.S. stocks, with a focus on the most undervalued segment. We generally

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE. . . AND WHAT’S BEHIND THE NUMBERS

Bristol-Myers	▲	Pharmaceutical company won a patent case and reported
Squibb		robust earnings

Union Pacific	▲	Increased demand and better operating efficiency boosted this railroad company

Citigroup	▼	Financial services firm saw a modest pullback after a strong finish in 2006

Portfolio Managers, Pzena Investment Management, LLC
Richard S. Pzena, John P. Goetz and Antonio DeSpirito III

seek companies that display four key characteristics: (1) a low price relative to normal earnings; (2) current earnings that are below normal; (3) a credible plan to restore normal earnings; and (4) a solid business with a sustainable competitive advantage and downside protection.

Overcoming sector headwinds

The Fund generated a solid absolute return during the six-month period and kept pace with its value-oriented benchmark index. We are especially pleased with these results, given the continued sector headwinds facing the portfolio during the period. We had very limited exposure to the more cyclical segments of the economy — energy, materials and utilities — compared with the index because the companies in these sectors had relatively high valuations and above-normal earnings (two characteristics we tend to avoid).

“The U.S. stock market remained
on an upward trajectory in the
first half of 2007.”

Since energy and materials were the best-performing sectors in the benchmark index, and utilities stocks also delivered above-average returns, our underweights in these areas proved to be a drag on performance relative to the index.

Financial and consumer discretionary stocks outperformed

While sector allocation detracted from relative results, stock selection contributed positively to performance, most notably in the financial and consumer discretionary sectors. Financial stocks were the only sector in the benchmark to decline during the period, in large part because investors punished them indiscriminately in the first quarter of the year in the wake of a meltdown in the subprime lending industry.

Classic Value Fund

This decline gave us an opportunity to add to selected financial holdings, particularly government-sponsored mortgage lender Fannie Mae. Fannie was unfairly punished during the subprime meltdown but, once investors recognized the company had almost no exposure to subprime mortgages, the shares recovered and ultimately ended the period with double-digit gains. Fannie is also in the process of restating earnings from past years because of accounting irregularities, but the company announced that it expects to be caught up on its financial reporting by early 2008. Once that happens, Fannie will be free to deploy excess capital that it has been forced to hold until its accounting is current.

In the consumer discretionary sector, the best contributor was appliance maker Whirlpool Corp. In an environment of rising raw materials costs, Whirlpool restored profit margins by raising prices and maintaining a low cost structure. The company also bought a higher-cost competitor in Maytag, and producing the well-known Maytag brand on Whirlpool’s low-cost platform led to cost savings that are now contributing to the company’s earnings. As a result, Whirlpool reported surprisingly strong earnings and the stock rose sharply.

Mixed bag of decliners

One of the portfolio’s weaker performers during the period was Freddie Mac, another government-sponsored mortgage company. Freddie faced the same unfair fallout from the subprime debacle and the same accounting irregularities as Fannie Mae, but Freddie is further behind in the process of bringing their financial statements up to date, so the stock didn’t enjoy the same boost that Fannie did.

Telecommunications equipment maker Alcatel-Lucent was the portfolio’s biggest performance detractor. The company, which recently completed the merger between Alcatel and Lucent, reported earnings that fell short of expectations as competition intensified in the wireless phone business.

SECTOR DISTRIBUTION[2]

Financials	44%
Health care	11%
Consumer discretionary	11%
Information technology	9%
Consumer staples	7%
Industrials	6%
Telecommunications	5%
Utilities	3%
Energy	2%

Ebb and flow

During the six-month period, we added defense stocks to the portfolio, including Northrop Grumman Corp. and L-3 Communications Holdings, Inc. Another recent addition was biotechnology firm Amgen, Inc., which fell into the cheapest

Classic Value Fund

segment of the market because of controversial safety issues regarding one of its products.

We also established a small position in Countrywide Financial Corp., which has a sizable but well-diversified mortgage business. We tend to be pessimistic about the impact of the subprime fiasco on the mortgage market, but we think Countrywide’s relatively stable mortgage servicing and banking segments, as well as its low cost structure, will provide a cushion against any subprime fallout.

“While sector allocation detracted
from relative results, stock
selection contributed positively
to performance…”

We sold positions in broadcaster CBS, auto components manufacturer Johnson Controls, and auto parts retailer Autozone. Each of these stocks performed well and ultimately reached fair value, where our sell discipline came into play.

Outlook

We are pleased with the quality of the companies we own, and although we are comfortable with the collection of businesses in the portfolio, we continue to seek out high-quality companies with attractive valuations.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on June 30, 2007.

Classic Value Fund

A look at performance

For the periods ended June 30, 2007

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6-month	1-year	5-year	10-year	inception

A1	6-24-96	15.71%	13.19%	11.37%	—	0.86%	15.71%	85.83%	193.68%	—

B	11-11-02	15.96	—	—	17.90%	0.80	15.96	—	—	114.46%

C	11-11-02	19.92	—	—	18.13	4.81	19.92	—	—	116.39

I2	11-11-02	22.34	—	—	19.51	6.42	22.34	—	—	128.35

R1 [2]	8-5-03	21.34	—	—	16.46	6.00	21.34	—	—	81.29

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 Effective November 8, 2002, shareholders of the former Pzena Focused Value Fund became owners of that number of full and fractional shares of John Hancock Classic Value Fund. Additionally, the accounting and performance history of the former Pzena Focused Value Fund was redesignated as that of Class A of John Hancock Classic Value Fund. The performance of the former Pzena Focused Value Fund reflects stocks selected from the largest 1,000 publicly traded U.S. companies, whereas the Fund invests in stocks selected from the 500 largest such companies.

2 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Classic Value Fund

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Classic Value
Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 1000 Value Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	11-11-02	$21,646	$21,446	$21,703

C2	11-11-02	21,639	21,639	21,703

I3	11-11-02	22,835	22,835	21,703

R1 [3]	8-5-03	18,129	18,129	18,864

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R1 shares, respectively, as of June 30, 2007. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Classic Value Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on January 1, 2007, with the same investment held until June 30, 2007.

	Account value	Ending value	Expenses paid during period
	on 1-1-07	6-30-07	ended 6-30-07[1]

Class A	$1,000.00	$1,061.80	$6.62

Class B	1,000.00	1,058.00	10.43

Class C	1,000.00	1,058.10	10.43

Class I	1,000.00	1,064.20	4.43

Class R1	1,000.00	1,060.00	8.35

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2007 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Classic Value Fund

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on January 1, 2007, with the same investment held until June 30, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 1-1-07	6-30-07	ended 6-30-07 [1]

Class A	$1,000.00	$1,018.37	$6.48

Class B	1,000.00	1,014.65	10.21

Class C	1,000.00	1,014.65	10.21

Class I	1,000.00	1,020.50	4.34

Class R1	1,000.00	1,016.69	8.18

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.30%, 2.04%, 2.04%, 0.87% and 1.64% for Class A, Class B, Class C, Class I and Class R1, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Classic Value Fund

Fund’s investments

F I N A N C I A L   S T A T E M E N T S

Securities owned by the Fund on 6-30-07 (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 98.20%		$9,547,576,708
(Cost $8,235,479,208)
Aerospace & Defense 2.01%		195,773,467

L-3 Communications Holdings, Inc.	454,500	44,263,755

Northrop Grumman Corp.	1,945,675	151,509,712
Apparel Retail 2.23%		216,824,437

TJX Cos., Inc. (The)	7,884,525	216,824,437
Auto Parts & Equipment 3.20%		310,950,569

AutoZone, Inc. (I)	523,875	71,571,802

Magna International, Inc. (Class A) (Canada) (F)	2,630,825	239,378,767
Biotechnology 1.65%		160,689,327

Amgen, Inc. (I)	2,906,300	160,689,327
Consumer Finance 1.97%		191,530,870

Capital One Financial Corp.	2,441,750	191,530,870
Data Processing & Outsourced Services 1.83%		177,739,681

Affiliated Computer Services, Inc. (Class A) (I)	872,100	49,465,512

Computer Sciences Corp. (I)	2,168,625	128,274,169
Diversified Banks 1.81%		176,160,547

Comerica, Inc.	2,962,175	176,160,547
Diversified Financial Services 7.30%		709,632,412

Bank of America Corp.	5,853,975	286,200,838

Citigroup, Inc.	8,113,375	416,135,004

JPMorgan Chase & Co.	150,600	7,296,570
Electric Utilities 1.09%		106,337,766

Wisconsin Energy Corp.	2,404,200	106,337,766
Health Care Distributors 1.83%		178,302,248

AmerisourceBergen Corp.	3,604,250	178,302,248
Home Improvement Retail 2.59%		251,820,325

Home Depot, Inc. (The)	6,399,500	251,820,325
Household Appliances 3.14%		305,455,280

Whirlpool Corp.	2,746,900	305,455,280
Household Products 1.43%		138,522,501

Kimberly-Clark Corp.	2,070,900	138,522,501

See notes to financial statements

Classic Value Fund

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Hypermarkets & Super Centers 3.96%		$385,051,993

Wal-Mart Stores, Inc.	8,003,575	385,051,993
Industrial Conglomerates 2.12%		206,193,338

Tyco International Ltd. (Bermuda) (F)	6,102,200	206,193,338
Insurance Brokers 1.01%		98,306,596

Aon Corp.	2,307,125	98,306,596
Integrated Oil & Gas 2.12%		205,606,214

BP Plc, ADR (United Kingdom) (F)	2,850,100	205,606,214
Investment Banking & Brokerage 3.14%		305,615,079

Lehman Brothers Holdings, Inc.	1,458,000	108,650,160

Morgan Stanley	2,348,175	196,964,919
Life & Health Insurance 5.67%		550,976,204

MetLife, Inc.	3,943,550	254,280,104

Torchmark Corp.	4,428,300	296,696,100
Multi-Utilities 1.99%		193,132,742

Sempra Energy	3,260,725	193,132,742
Packaged Foods & Meats 1.02%		99,628,920

Sara Lee Corp.	5,725,800	99,628,920
Pharmaceuticals 8.02%		779,577,484

Bristol-Myers Squibb Co.	6,867,125	216,726,465

Johnson & Johnson	3,872,375	238,615,748

Pfizer, Inc.	12,680,300	324,235,271
Property & Casualty Insurance 11.05%		1,074,596,005

Allstate Corp. (The)	6,080,875	374,034,621

Fidelity National Financial, Inc. (Class A)	8,038,531	190,513,185

Progressive Corp. (The)	4,706,350	112,622,956

XL Capital Ltd. (Class A) (Cayman Islands) (F)	4,714,975	397,425,243
Railroads 1.96%		190,170,225

Union Pacific Corp.	1,651,500	190,170,225
Systems Software 7.63%		741,638,399

CA, Inc.	10,945,375	282,719,036

Microsoft Corp.	8,059,300	237,507,571

Oracle Corp. (I)	11,233,475	221,411,792
Thrifts & Mortgage Finance 11.94%		1,160,782,415

Countrywide Financial Corp.	1,919,749	69,782,876

Fannie Mae	6,615,500	432,190,615

Freddie Mac	7,540,600	457,714,420

Washington Mutual, Inc.	4,716,100	201,094,504
Wireless Telecommunication Services 4.49%		436,561,664

Alcatel-Lucent, ADR (France) (F)	31,182,976	436,561,664

See notes to financial statements

Classic Value Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 2.78%			$269,823,000
(Cost $269,823,000)

Joint Repurchase Agreement 2.78%			269,823,000

Joint Repurchase Agreement with Cantor Fitzgerald LP dated
6-29-07 at 4.40% to be repurchased at $269,921,935 on
7-2-07, collateralized by $211,625,882 of U.S. Treasury Inflation
Indexed Note, 3.875%, due 1-15-09 (Valued at $275,219,460,
including interest)	4.400%	$269,823	269,823,000

Total investments (Cost $8,505,302,208) 100.98%			$9,817,399,708

Other assets and liabilities, net (0.98%)			($95,436,020)

Total net assets 100.00%			$9,721,963,688

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, the security is U.S. dollar-denominated.

(I) Non-income-producing security.

See notes to financial statements

Classic Value Fund

Financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities 6-30-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $8,505,302,208)	$9,817,399,708
Receivable for investments sold	38,308,037
Receivable for shares sold	16,855,483
Dividends and interest receivable	7,679,382
Receivable from affiliates	426,825
Other assets	163,765
Total assets	9,880,833,200

Liabilities

Due to custodian	2,439
Payable for investments purchased	128,838,447
Payable for shares repurchased	12,483,034
Payable to affiliates
Management fees	13,480,444
Distribution and service fees	338,998
Other	2,191,000
Other payables and accrued expenses	1,535,150
Total liabilities	158,869,512

Net assets

Capital paid-in	7,909,838,111
Accumulated net realized gain on investments	448,221,106
Net unrealized appreciation of investments	1,312,097,500
Accumulated net investment income	51,806,971
Net assets	$9,721,963,688

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($6,549,892,128 ÷ 222,941,499 shares)	$29.38
Class B ($323,796,575 ÷ 11,168,552 shares)[1]	$28.99
Class C ($1,106,286,211 ÷ 38,171,145 shares)[1]	$28.98
Class I ($1,712,769,952 ÷ 58,042,835 shares)	$29.51
Class R1 ($29,218,822 ÷ 996,070 shares)	$29.33

Maximum offering price per share

Class A2 ($29.38 ÷ 95%)	$30.93

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Classic Value Fund

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 6-30-07 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (including special dividends of $5,716,713 and net of foreign
withholding taxes of $1,217,828)	$106,738,452
Interest	7,688,325
Securities lending	128,043
Total investment income	114,554,820

Expenses

Investment management fees (Note 2)	38,526,605
Distribution and service fees (Note 2)	15,111,617
Class A, B and C transfer agent fees (Note 2)	6,922,689
Class I transfer agent fees (Note 2)	426,825
Class R1 transfer agent fees (Note 2)	39,741
Accounting and legal services fees (Note 2)	533,059
Compliance fees	91,191
Custodian fees	495,109
Blue sky fees	412,162
Printing fees	258,054
Trustees’ fees	136,163
Professional fees	59,822
Securities lending fees	1,540
Interest	12
Miscellaneous	158,449
Total expenses	63,173,038
Less expense reductions (Note 2)	(426,825)
Net expenses	62,746,213
Net investment income	51,808,607

Realized and unrealized gain

Net realized gain on investments	375,015,719
Change in net unrealized appreciation (depreciation) of investments	140,528,574
Net realized and unrealized gain	515,544,293
Increase in net assets from operations	$567,352,900

1 Semiannual period from 1-1-07 to 6-30-07.

See notes to financial statements

Classic Value Fund

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of
Fund share transactions.

	Year	Period
	ended	ended
	12-31-06	6-30-07[1]

Increase (decrease) in net assets

From operations
Net investment income	$56,644,978	$51,808,607
Net realized gain	337,448,543	375,015,719
Change in net unrealized appreciation (depreciation)	731,449,003	140,528,574
Increase in net assets resulting from operations	1,125,542,524	567,352,900
Distributions to shareholders
From net investment income
Class A	(40,222,324)	—
Class I	(16,820,199)	—
Class R1	(88,050)	—
From net realized gain
Class A	(176,103,905)	—
Class B	(10,051,102)	—
Class C	(34,218,336)	—
Class I	(46,267,925)	—
Class R1	(853,592)	—
	(324,625,433)	—
From Fund share transactions	3,423,713,999	108,733,725
Total increase	$4,224,631,090	$676,086,625

Net assets

Beginning of period	4,821,245,973	9,045,877,063

End of period[2]	$9,045,877,063	$9,721,963,688

1 Semiannual period from 1-1-07 to 6-30-07. Unaudited.

2 Includes accumulated (distributions in excess of) net investment income of ($1,636) and $51,806,971, respectively.

See notes to financial statements

Classic Value Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-02[1,2]	12-31-03	12-31-04	12-31-05	12-31-06	6-30-07[3]

Per share operating performance

Net asset value, beginning of period	$18.16	$15.07	$20.27	$23.01	$24.64	$27.67
Net investment income[4]	0.05	0.20	0.17	0.15	0.23	0.16[13]
Net realized and unrealized
gain (loss) on investments	(2.68)	5.25	2.73	1.88	3.84	1.55

Total from investment operations	(2.63)	5.45	2.90	2.03	4.07	1.71

Less distributions
From net investment income	(0.02)	(0.13)	(0.09)	(0.10)	(0.19)	—
From net realized gain	(0.44)	(0.12)	(0.07)	(0.30)	(0.85)	—
	(0.46)	(0.25)	(0.16)	(0.40)	(1.04)	—
Net asset value, end of period	$15.07	$20.27	$23.01	$24.64	$27.67	$29.38
Total return[5] (%)	(14.00)[6,7]	36.25[6]	14.28[6]	8.81[6]	16.54	6.18[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$22	$145	$1,223	$3,017	$5,987	$6,550
Ratio of net expenses to average
net assets (%)	1.27[8]	1.16	1.30	1.32	1.30	1.30[8]
Ratio of gross expenses to average
net assets (%)	2.57[8,9]	1.52[9]	1.40[9]	1.36[9]	1.30	1.30[8]
Ratio of net investment income
to average net assets (%)	0.44[8]	1.13	0.81	0.65	0.89	1.14[8,13]
Portfolio turnover (%)	47[7]	25	16	27	20	16[7]

See notes to financial statements

Classic Value Fund

Financial highlights

F I N A N C I A L  S T A T E M E N T S

CLASS B SHARES

Period ended	12-31-02[10]	12-31-03	12-31-04	12-31-05	12-31-06	6-30-07[3]

Per share operating performance

Net asset value, beginning of period	$14.11	$15.05	$20.24	$22.89	$24.42	$27.40
Net investment income (loss)[4]	—[11]	0.07	0.01	(0.03)	0.04	0.05[13]
Net realized and unrealized
gain on investments	0.94	5.24	2.71	1.86	3.79	1.54

Total from investment operations	0.94	5.31	2.72	1.83	3.83	1.59
Less distributions
From net investment income	—	—[11]	—	—	—	—
From net realized gain	—	(0.12)	(0.07)	(0.30)	(0.85)	—
	—	(0.12)	(0.07)	(0.30)	(0.85)	—
Net asset value, end of period	$15.05	$20.24	$22.89	$24.42	$27.40	$28.99
Total return[5] (%)	6.66[6,7]	35.36[6]	13.44[6]	7.99[6]	15.68	5.80[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1	$47	$200	$296	$332	$324
Ratio of net expenses to average
net assets (%)	2.10[8]	1.91	2.05	2.07	2.01	2.05[8]
Ratio of gross expenses to average
net assets (%)	6.82[8,9]	2.27[9]	2.15[9]	2.11[9]	2.01	2.05[8]
Ratio of net investment income
(loss) to average net assets (%)	(0.06)[8]	0.38	0.03	(0.11)	0.17	0.39[8,13]
Portfolio turnover (%)	47[7]	25	16	27	20	16[7]

See notes to financial statements

Classic Value Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-02[10]	12-31-03	12-31-04	12-31-05	12-31-06	6-30-07[3]

Per share operating performance

Net asset value, beginning of period	$14.11	$15.05	$20.24	$22.89	$24.42	$27.39
Net investment income (loss)[4]	—[11]	0.07	0.01	(0.02)	0.03	0.05[13]
Net realized and unrealized
gain on investments	0.94	5.24	2.71	1.85	3.79	1.54

Total from investment operations	0.94	5.31	2.72	1.83	3.82	1.59

Less distributions
From net investment income	—	—[11]	—	—	—	—
From net realized gain	—	(0.12)	(0.07)	(0.30)	(0.85)	—
	—	(0.12)	(0.07)	(0.30)	(0.85)	—
Net asset value, end of period	$15.05	$20.24	$22.89	$24.42	$27.39	$28.98
Total return[5] (%)	6.66[6,7]	35.36[6]	13.44[6]	7.99[6]	15.64	5.81[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1	$82	$423	$832	$1,132	$1,106
Ratio of net expenses to average
net assets (%)	2.10[8]	1.91	2.05	2.07	2.05	2.05[8]
Ratio of gross expenses to average
net assets (%)	6.82[8,9]	2.26[9]	2.15[9]	2.11[9]	2.05	2.05[8]
Ratio of net investment income
(loss) to average net assets (%)	(0.10)[8]	0.39	0.04	(0.10)	0.13	0.39[8,13]
Portfolio turnover (%)	47[7]	25	16	27	20	16[7]

See notes to financial statements

Classic Value Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-02[10]	12-31-03	12-31-04	12-31-05	12-31-06	6-30-07[3]

Per share operating performance

Net asset value, beginning of period	$14.11	$15.08	$20.30	$23.05	$24.69	$27.73
Net investment income[4]	0.03	0.27	0.27	0.26	0.34	0.22[13]
Net realized and unrealized
gain on investments	0.94	5.26	2.73	1.88	3.86	1.56
Total from investment operations	0.97	5.53	3.00	2.14	4.20	1.78
Less distributions
From net investment income	—	(0.19)	(0.18)	(0.20)	(0.31)	—
From net realized gain	—	(0.12)	(0.07)	(0.30)	(0.85)	—
	—	(0.31)	(0.25)	(0.50)	(1.16)	—

Net asset value, end of period	$15.08	$20.30	$23.05	$24.69	$27.73	$29.51
Total return[5,6] (%)	6.87[7]	36.81	14.77	9.28	17.01	6.42[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$6	$23	$206	$665	$1,567	$1,713
Ratio of net expenses to average
net assets (%)	0.77[8]	0.76	0.86	0.89	0.89	0.87[8]
Ratio of gross expenses to average
net assets[9] (%)	5.49[8]	1.12	1.01	0.98	0.94	0.92[8]
Ratio of net investment income
to average net assets (%)	1.62[8]	1.54	1.25	1.09	1.30	1.57[8,13]
Portfolio turnover (%)	47[7]	25	16	27	20	16[7]

See notes to financial statements

Classic Value Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	12-31-03[10]	12-31-04	12-31-05	12-31-06	6-30-07[3]

Per share operating performance

Net asset value, beginning of period	$17.20	$20.27	$23.02	$24.63	$27.67
Net investment income[4]	0.05	0.07	0.08	0.13	0.11[13]
Net realized and unrealized
gain on investments	3.24	2.75	1.86	3.85	1.55
Total from investment operations	3.29	2.82	1.94	3.98	1.66
Less distributions
From net investment income	(0.10)	—	(0.03)	(0.09)	—
From net realized gain	(0.12)	(0.07)	(0.30)	(0.85)	—
	(0.22)	(0.07)	(0.33)	(0.94)	—
Net asset value, end of period	$20.27	$23.02	$24.63	$27.67	$29.33
Total return[5] (%)	19.21[6,7]	13.91[6]	8.44[6]	16.15	6.00[7]

Ratios and supplemental data
Net assets, end of period
(in millions)	—[12]	$2	$12	$29	$29
Ratio of net expenses to average
net assets (%)	1.55[8]	1.72	1.65	1.68	1.64[8]
Ratio of gross expenses to average
net assets (%)	1.91[8,9]	1.82[9]	1.69[9]	1.68	1.64[8]
Ratio of net investment income
to average net assets (%)	0.69[8]	0.35	0.34	0.51	0.80[8,13]
Portfolio turnover (%)	25[7]	16	27	20	16[7]

See notes to financial statements

Classic Value Fund

F I N A N C I A L   S T A T E M E N T S

Notes to Financial Highlights

1 Effective 11-8-02, shareholders of the former Pzena Focused Value Fund became owners of an equal number of full and fractional shares of Class A shares of the John Hancock Classic Value Fund. Additionally, the accounting and performance history of the former Pzena Focused Value Fund was redesignated as that of Class A of John Hancock Classic Value Fund.

2 Effective 12-31-02, the fiscal year changed from April 30 to December 31.

3 Semiannual period from 1-1-07 to 6-30-07. Unaudited.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Does not take into consideration expense reductions during the periods shown.

10 Class B, Class C and Class I shares began operations on 11-11-02. Class R1 shares began operations 8-5-03.

11 Less that $0.01 per share.

12 Less than $500,000.

13 Net investment income per share and rates of net investment income to average net assets reflects a special dividend received by the Fund which amounted to the following amounts:

		Percentage
	Per share	of net assets

Class A	$0.02	0.06%

Class B	0.02	0.06

Class C	0.02	0.06

Class I	0.02	0.06

Class R1	0.02	0.06

See notes to financial statements

Classic Value Fund

Notes to financial statements (unaudited)

Note 1
Accounting policies

John Hancock Classic Value Fund (the Fund) is a non-diversified series of John Hancock Capital Series, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to provide long-term growth of capital. In September 2006, the Fund was closed to most new investors.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R1 shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (the SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase. Effective March 1, 2007, Class R shares were redesignated as Class R1 shares.

Significant accounting policies of the Fund
are as follows:

Security valuation

The net asset value of the Class A, Class B, Class C, Class I and Class R1 shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which  approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently

Classic Value Fund

applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I and Class R1 shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York (BNY), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNY, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2007.

Securities lending

The Fund may lend securities in amounts up to 33 1 / 3 % of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially.

The Fund receives compensation for lending their securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests the cash collateral received in connection with securities lending transactions in the JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the

Classic Value Fund

loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities. There were no securities loaned on June 30, 2007.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48,  Accounting for Uncertainty in Income Taxes (the Interpretation), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of this Interpretation to the Fund and does not believe there is a material impact resulting from the adoption of this Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157,  Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2006, the tax character of distributions paid was as follows: ordinary income $89,265,564 and long-term capital gain $235,359,869. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.85% of the first $2,500,000,000 of the Fund’s average daily net asset value, (b) 0.825% of the next $2,500,000,000 and (c) 0.80% in excess of $5,000,000,000 of the Fund’s daily net asset value. The Adviser has a subadvisory agreement with Pzena Investment Management LLC. The Fund is not responsible for payment of the subadvisory fees.

Classic Value Fund

The Adviser had agreed to limit the Fund’s total expenses, excluding distribution and service fees and transfer agent fees, to 0.89% of the Fund’s average daily net asset value, on an annual basis, and total operating expenses of Class A shares to 1.32% and Class B and Class C shares to 2.07% of the net asset value of each respective class, on an annual basis, at least until April 30, 2008. There were no expense reductions related to these total expense limitations during the period ended June 30, 2007. The Adviser reserves the right to terminate this limitation in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R1 pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00%, 1.00% and 0.50% of the average daily net asset value of Class A, Class B, Class C and Class R1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Expenses under the agreement described
above for the period ended June 30, 2007,
were as follows:

Distribution and
Share class	service fees

Class A	$7,807,119
Class B	1,636,099
Class C	5,594,804
Class R1	73,595
Total	$15,111,617

Class A shares are assessed up-front sales charges. During the period ended June 30, 2007, JH Funds received net up-front sales charges of $993,445 with regard to sales of Class A shares. Of this amount, $91,846  was retained and used for printing prospectuses, advertising, sales literature and other purposes, $873,391 was paid as sales commissions to unrelated broker-dealers and $28,208 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2007, CDSCs received by JH Funds amounted to $277,174 for Class B shares and $46,415 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services had agreed to limit Class A, Class B and Class C transfer agent fees to 0.18% of each respective class’s average daily net asset value until April 30, 2008. There were no expense reductions related to Class A, Class B and Class C transfer agent fees limitation during the period ended June 30, 2007. For Class I shares, the Fund paid a monthly transfer agent fee at an annual rate of 0.05% of Class I average daily net asset value. Effective June 1, 2007, for the Class I shares, the Fund

Classic Value Fund

pays a monthly transfer agent fee at a total annual rate of 0.04% of Class I average daily net asset value, plus a fee based on the number of shareholder accounts. The Adviser has agreed to reimburse the Class I transfer agent fee. Accordingly, the transfer agent expense for Class I shares was reduced by $426,825 for the period ended June 30, 2007. The Adviser reserves the right to terminate this limitation in the future. For Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate 0.05% of Class R1 average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $533,059. The Fund also reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance  of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund believes the risk of loss to be remote.

Classic Value Fund

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended December 31, 2006, and the period ended June 30, 2007, along with the corresponding dollar value.

	Year ended 12-31-06		Period ended 6-30-07[1]
	Shares	Amount	Shares	Amount
Class A shares
Sold	117,043,819	$3,048,623,694	33,589,713	$955,307,931
Distributions reinvested	7,355,963	203,613,033	—	—
Repurchased	(30,461,645)	(800,976,770)	(27,039,994)	(769,721,464)
Net increase	93,938,137	$2,451,259,957	6,549,719	$185,586,467

Class B shares
Sold	2,326,765	$59,227,030	244,695	$6,848,654
Distributions reinvested	335,892	9,210,152	—	—
Repurchased	(2,681,332)	(69,005,560)	(1,194,721)	(33,791,950)
Net decrease	(18,675)	($568,378)	(950,026)	($26,943,296)

Class C shares
Sold	11,926,885	$302,851,168	931,440	$26,065,610
Distributions reinvested	1,148,648	31,484,442	—	—
Repurchased	(5,825,831)	(150,272,344)	(4,073,606)	(115,313,788)
Net increase (decrease)	7,429,702	$184,063,266	(3,142,166)	($89,248,178)

Class I shares
Sold	34,873,183	$910,196,703	10,733,738	$304,381,761
Distributions reinvested	1,789,171	49,631,588	—	—
Repurchased	(7,086,402)	(185,474,374)	(9,186,794)	(263,805,407)
Net increase	29,575,952	$774,353,917	1,546,944	$40,576,354

Class R1 shares
Sold	782,124	$20,447,707	176,676	$5,012,248
Distributions reinvested	33,785	935,166	—	—
Repurchased	(260,381)	(6,777,636)	(218,162)	(6,249,870)
Net increase (decrease)	555,528	$14,605,237	(41,486)	($1,237,622)

Net increase	131,300,644	$3,423,713,999	3,962,985	$108,733,725

1Semiannual period from 1-1-07 to 6-30-07. Unaudited.

Note 5
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2007, aggregated $1,971,099,896 and $1,468,596,289, respectively.

The cost of investments owned on June 30, 2007, including short-term investments, for federal income tax purposes, was $8,505,302,208.

Gross unrealized appreciation and depreciation of investments aggregated $1,331,559,373 and $19,461,873, respectively, resulting in net unrealized appreciation of $1,312,097,500.

Note 6
SEC settlement

On June 25, 2007, John Hancock Advisers, LLC (the Adviser) and John Hancock Funds, LLC (the Distributor) and two of their affiliates (collectively, the John Hancock Affiliates) reached a settlement with the Securities and Exchange Commission

Classic Value Fund

(SEC) that resolved an investigation of certain practices relating to the John Hancock Affiliates’ variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $2,087,477 and prejudgment interest of $359,460 to entities, including certain John Hancock Funds, that participated in the Adviser’s directed brokerage program during the period from 2000 to October 2003. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in October 2003. As a result of this settlement, the Fund received $4,200 which was recorded as a realized gain to the Fund’s books on June 25, 2007.

Classic Value Fund

Board Consideration of and
Continuation of Investment Advisory
and Subadvisory Agreement: John
Hancock Classic Value Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Capital Series (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with Pzena Investment Management, LLC (the Subadviser) for the John Hancock Classic Value Fund (the Fund). The investment advisory agreement with the Advisor and the investment subadvisory agreement with the Subadviser are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and, in particular, the Subadviser. The Board met with representatives of the Subadviser that were responsible for the daily investment activities of the Fund. The Board considered the representatives’ history and experience with the Fund. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board favorably noted that the Fund’s performance during the 5- and 10-year periods was appreciably higher than the performance of the Peer Group and Category medians, and its benchmark index, the Russell 1000 Value Index. The Board also noted that the Fund’s performance was lower than the performance of the Peer Group median and benchmark index for the 3-year period, but higher than the performance of the Category median. The Board noted that the Fund’s performance for the more recent 1-year period was lower than the performance of the Peer Group and Category medians, and its benchmark index. The Subadviser provided the Board with supplemental information, including more recent information regarding the Fund’s performance results, which showed an improvement. The Subadviser also discussed with the Board additional measures that may be taken in the future with the objective of improving performance. The Board intends to continue to monitor the Fund’s performance trends to assess whether remedial changes are warranted.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was higher than the median rate of the Peer Group and the Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the medians of the Peer Group and Category.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Rate paid to the Subadviser had been negotiated by the Adviser on an arm’s length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to additional breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors  and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Principal distributor
Ronald R. Dion, Chairman	Chief Financial Officer	John Hancock Funds, LLC
James R. Boyle**	Gordon M. Shone	601 Congress Street
James F. Carlin	Treasurer	Boston, MA 02210-2805
William H. Cunningham	John G. Vrysen
Charles L. Ladner*	Chief Operating Officer	Custodian
Dr. John A. Moore*		The Bank of New York
Patti McGill Peterson*	Investment adviser	One Wall Street
Steven R. Pruchansky	John Hancock Advisers, LLC	New York, NY 10286
601 Congress Street
*Members of the Audit Committee		Transfer agent
**Non-Independent Trustee	Boston, MA 02210-2805	John Hancock Signature
Services, Inc.
Officers	Subadviser	One John Hancock Way,
Keith F. Hartstein	Pzena Investment	Suite 1000
President and	Management, LLC	Boston, MA 02217-1000
Thomas M. Kinzler	120 West 45 Street,
Secretary and Chief Legal Officer	20th Floor	Legal counsel
Francis V. Knox, Jr.	New York, NY 10036	Kirkpatrick & Lockhart
Chief Compliance Officer		Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	One John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

32

J O H N   H A N C O C K   F A M I L Y   O F   F U N D S

EQUITY	INTERNATIONAL EQUITY
Balanced Fund	Global Opportunities Fund
Classic Value Fund	Global Shareholder Yield Fund
Classic Value Fund II	Greater China Opportunities Fund
Classic Value Mega Cap Fund	International Allocation Portfolio
Core Equity Fund	International Classic Value Fund
Growth Fund	International Core Fund
Growth Opportunities Fund	International Growth Fund
Growth Trends Fund
Intrinsic Value Fund	INCOME
Large Cap Equity Fund	Bond Fund
Large Cap Select Fund	Government Income Fund
Mid Cap Equity Fund	High Yield Fund
Multi Cap Growth Fund	Investment Grade Bond Fund
Small Cap Equity Fund	Strategic Income Fund
Small Cap Fund
Small Cap Intrinsic Value Fund	TAX-FREE INCOME
Sovereign Investors Fund	California Tax-Free Income Fund
U.S. Core Fund	High Yield Municipal Bond Fund
U.S. Global Leaders Growth Fund	Massachusetts Tax-Free Income Fund
Value Opportunities Fund	New York Tax-Free Income Fund
Tax-Free Bond Fund
ASSET ALLOCATION
Allocation Core Portfolio	MONEY MARKET
Allocation Growth + Value Portfolio	Money Market Fund
Lifecycle 2010 Portfolio	U.S. Government Cash Reserve
Lifecycle 2015 Portfolio
Lifecycle 2020 Portfolio	CLOSED-END
Lifecycle 2025 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2030 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2035 Portfolio	Income Securities Trust
Lifecycle 2040 Portfolio	Investors Trust
Lifecycle 2045 Portfolio	Patriot Premium Dividend Fund II
Lifecycle Retirement Portfolio	Patriot Select Dividend Trust
Lifestyle Aggressive Portfolio	Preferred Income Fund
Lifestyle Balanced Portfolio	Preferred Income II Fund
Lifestyle Conservative Portfolio	Preferred Income III Fund
Lifestyle Growth Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Moderate Portfolio	Tax-Advantaged Global Shareholder Yield Fund

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

The Fund’s investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

	380SA	6/07
This report is for the information of the shareholders of John Hancock Classic Value Fund.		8/07

John Hancock

MUTUAL FUNDS

John Hancock
Large Cap Select Fund

Semiannual Report

6.30.07

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 12

Notes to financial statements
page 20

For more information
page 32

CEO corner

To Our Shareholders,

The stock market gained ground in the first half of 2007, returning 6.96% through June 30, as measured by the Standard & Poor’s 500 Index. It was bolstered by stronger-than-expected corporate earnings growth, healthy global economic growth, increased merger and acquisitions activity and mostly steady interest rates. These positives served to overcome concerns about inflation, a slumping housing market, the subprime mortgage debacle and mixed signals on the future direction of interest rates.

In fact, at the end of May, the stock market passed a significant milestone, when the broad Standard & Poor’s 500 Index climbed beyond the record it had set seven years ago. From its peak in March 2000, the stock market spiraled downward three consecutive years, bottoming in 2002. The upturn began in 2003, and the market has advanced each year since, finally setting a new high on May 30, 2007.

This nearly complete market cycle highlights the importance of an investment principle you have heard us speak of often: diversification. That is because it is a key to protecting, and growing, your assets. By allocating your investments among different asset classes, investment styles and portfolio managers, you are likely to be well represented through all phases of a complete market cycle, with the winners helping to cushion the fall of the losers.

The challenge for investors with a diversified portfolio is to properly evaluate your investments to tell the difference between an underperforming manager and an out-of-favor style, while also understanding the role each investment plays in your portfolio. That’s where your financial professional can provide true value. He or she can help you make those assessments and also counsel patience, because a properly diversified portfolio by its very nature will typically have something lagging or out of favor — a concept that can be difficult to live with, but necessary to embrace. If everything in your portfolio is “working,” then you are not truly diversified, but rather are leveraged to the current market and the flavor of the day. If so, you are bound to be out of step in the near future.

With the recent volatility in the securities markets, it has prompted investors to question how long this type of market cycle will last. History tells us it will end and that when it does, today’s leaders may well turn into laggards and vice versa. Indeed, the current subprime mortgage market woes, the subsequent credit crunch and their impact on the financial markets and the global credit markets, are just the latest examples of why investors should be well-diversified. For with patience and a diversified portfolio, it could be easier to weather the market’s twists and turns and reach your long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 27, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks long-term growth of capital by normally investing at least 80% of its assets in equity securities of large-capitalization companies with market capitalizations in excess of $5 billion.

Over the last six months

► A boom in takeover activity, fueled by low interest rates and strong economic growth worldwide, helped drive stocks higher in the first half of the year.

► The Fund's focus on companies that generate steady, sustainable earnings growth worked against it in a period that favored more economically sensitive sectors of the market.

► Specifically, an underweight in energy and telecommunications companies hurt the Fund's relative results.

John Hancock Large Cap Select Fund

Fund performance for the six months ended June 30, 2007.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above. 1Class R was renamed Class R1.

Top 10 holdings
Berkshire Hathaway, Inc. (Class A)	5.2%	American International Group, Inc.	4.4%

General Electric Co.	4.9%	Coca-Cola Co. (The)	4.1%

Johnson & Johnson	4.8%	Home Depot, Inc. (The)	4.0%

Wal-Mart Stores, Inc.	4.8%	3M Co.	4.0%

Procter & Gamble Co. (The)	4.8%	Microsoft Corp.	3.9%

As a percentage of net assets on June 30, 2007.

1

Managers’ report

John Hancock
Large Cap Select Fund

U.S. stocks registered strong returns for the six-month period ended June 30, 2007, fueled largely by strong global economic growth, even amid a relative slowdown in the United States.

The period began with the U.S. equity markets rallying strongly, prospering from declining oil prices and growing hopes that the Federal Reserve Board would cut interest rates as the economy slowed. But from the end of February through early March stock prices tumbled as a major equity market sell-off in China and recessionary warnings from former Fed Chairman Alan Greenspan spooked investors. Adding to investors’ worries were new troubles in the subprime mortgage-lending market and further disappointing economic data. In the final weeks of March, the stock market retraced some of its earlier losses as investors began to factor in what they viewed as the growing probability of an interest rate cut later this year. In the first three months of 2007, large-company stocks lagged smaller-company issues as they had during much of this decade. Many observers chalked up that trend to the fact that contradictory economic data made it difficult for investors to decide whether it was better to seek safety in companies with reliable earnings growth in good times and bad or stick with cyclical companies that do best when the economy is humming along.

In the second half of the six-month period, U.S. stocks generally registered strong returns amid robust global economic growth and solid, albeit

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE ...AND WHAT’S BEHIND THE NUMBERS
3M	▲	Robust global economy bolsters company’s sales
Abbott	▲	Excitement over experimental stents buoys stock
Laboratories
Harley-Davidson	▼	Labor strike hurts motorcycle shipments

2

Portfolio Managers, Shay Assets Management, Inc.
John J. McCabe and Mark T. Trautman

decelerating, corporate profit growth. Large-cap stock returns surpassed those of small-cap stocks, sparked by a number of factors. They included a falling dollar versus foreign currencies, which provided multinational companies a boost, and concerns about the future rate of economic growth, which prompted a flight to the relative safety of blue chips — historically a cushion in a slowing economic climate.

“U.S. stocks registered strong
returns for the six-month period
ended June 30, 2007, fueled
largely by strong global economic
growth…”

Performance

For the six months ended June 30, 2007, John Hancock Large Cap Select Fund’s Class A, Class B, Class C, Class I and Class R1 shares posted returns of 1.82%, 1.43%, 1.43%, 1.98% and 1.57%, respectively, at net asset value. That compared with the 7.34% gain of Morningstar, Inc.’s average large blend fund1 and the 6.96% return of the Standard & Poor’s 500 Index. Keep in mind that your net asset value return will be different from the Fund’s performance if you were invested in the Fund for the entire period or did not reinvest all distributions. Please see pages six and seven for historical performance information.

Performance explained

The Fund’s performance lagged that of the S&P 500 Index primarily because of our focus on companies that offered steady and sustainable earnings growth. This worked against us in a period when more economically cyclical companies performed best. In particular, our underweighted position relative to the S&P 500 Index in economically sensitive sectors such as energy, basic materials and telecommunications hurt us, since they were among the best performers during the first half of 2007. To a lesser extent, our focus on mega-cap companies worked

Large Cap Select Fund

3

against us as small- and mid-sized index components enjoyed a lift from a surge in takeover activity by private equity firms.

SECTOR DISTRIBUTION[2]
Consumer staples	26%
Financials	18%
Industrials	14%
Information technology	13%
Consumer discretionary	12%
Health care	11%
Energy	3%

Leaders and laggards

Among our best performers were 3M Co., Illinois Tool Works, Inc. and Abbott Laboratories. The share price of 3M rose on the strength of its sales of various products overseas, particularly in the burgeoning economies of India and China. Illinois Tool Works’ shares rose as the company posted stronger-than-expected earnings gains. Shares of Ab-bott climbed during the first quarter as investors cheered the company’s late 2006 purchase of Kos Pharmaceuticals and registered excitement over the success of its experimental drug-eluting stents. We also enjoyed strong gains from Dell, Inc., Automatic Data Processing, Inc. (ADP) and Wrigley (Wm.) Jr. Co. Shares of Dell climbed as investors cheered a number of developments, including the return of founder Michael Dell and the company’s decision to break from the direct sales model through a broad global push into retail by selling its PCs through Wal-Mart Stores. The stock got an added boost late in the period when Dell announced it would eliminate about 10% of its work force as part of a restructuring program. The share price of payroll and tax filing processor ADP also rose as the company spun off its brokerage services division and said it expected 2007 earnings to come in at the high end of its forecast. Wrigley was another winner, bolstered by its ability to significantly increase sales.

Detracting from the Fund’s performance were Harley-Davidson, Inc., Sysco Corp., Johnson & Johnson and Home Depot, Inc. Harley-Davidson’s stock stumbled when the company lowered its projection for the first quarter and for motorcycle shipments due to a three-week labor strike. Shares of restaurant and hotel supplier Sysco dipped after the company reported profit and sales growth that failed to match Wall Street’s expectations, the result primarily of ongoing softness in the casual dining segment. Johnson & Johnson slid in response to weak sales in its stent business and ongoing concerns about some of its leading drugs facing generic competition in coming years. Home Depot’s shares lost ground as the company warned that

Large Cap Select Fund

4

2007 earnings would be lower than analysts’ estimates as the housing market continued to slow.

“…our underweighted position
relative to the S&P 500 Index
in economically sensitive sectors
such as energy, basic materials
and telecommunications
hurt us…”

Outlook

We believe that large-cap stocks’ recent rebound could well extend through the balance of 2007 and beyond. For many years now, investors’ appetite for risk has been nearly insatiable and riskier assets — be they smaller-cap stocks, junk bonds or other lower-quality securities — didn’t need to offer a premium in order to attract investors. We think we’re on the verge of a reversal of that trend. The meltdown of the subprime mortgage market may have served to dampen investors’ risk appetite. To the extent that investors shun risk further, the types of high-quality companies we emphasize, which were still very attractively valued at the end of the period, stand to benefit. Furthermore, we expect to see a continuation of shareholder-friendly moves by many of our holdings, including restructuring of their businesses, cutting costs and buying back their shares.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on June 30, 2007.

Large Cap Select Fund

5

A look at performance

For the periods ended June 30, 2007

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6-month	1-year	5-year	10-year	inception

A1	12-31-64	9.55%	3.78%	5.98%	—	–3.27%	9.55%	20.36%	78.78%	—

B	8-25-03	9.42	—	—	5.88%	–3.57	9.42	—	—	24.58%

C	8-25-03	13.42	—	—	6.53	0.43	13.42	—	—	27.58

I2	8-25-03	15.76	—	—	7.75	1.98	15.76	—	—	33.30

R1 [2]	11-3-03	14.71	—	—	5.80	1.57	14.71	—	—	22.88

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 Effective August 22, 2003, shareholders of the former M.S.B. Fund, Inc. became owners of that number of full and fractional shares of Class A shares of John Hancock Large Cap Select Fund. Additionally, the accounting and performance history of the former M.S.B. Fund, Inc. was redesignated as that of Class A of John Hancock Large Cap Select Fund.

2 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Large Cap Select Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Large Cap Select Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s 500 Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	8-25-03	$12,758	$12,458	$16,225

C2	8-25-03	12,758	12,758	16,225

I3	8-25-03	13,330	13,330	16,225

R1 [3]	11-3-03	12,288	12,288	15,176

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R1 shares, respectively, as of June 30, 2007. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Large Cap Select Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs including sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on January 1, 2007, with the same investment held until June 30, 2007.

	Account value	Ending value	Expenses paid during period
	on 1-1-07	on 6-30-07	ended 6-30-07[1]

Class A	$1,000.00	$1,018.20	$6.91

Class B	1,000.00	1,014.30	10.64

Class C	1,000.00	1,014.30	10.63

Class I	1,000.00	1,019.80	4.75

Class R1	1,000.00	1,015.70	8.99

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2007, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Large Cap Select Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on January 1, 2007, with the same investment held until June 30, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 1-1-07	on 6-30-07	ended 6-30-07 [1]

Class A	$1,000.00	$1,017.95	$6.91

Class B	1,000.00	1,014.23	10.64

Class C	1,000.00	1,014.24	10.63

Class I	1,000.00	1,020.10	4.75

Class R1	1,000.00	1,015.87	9.00

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.38%, 2.13%, 2.13%, 0.95% and 1.80% for Class A, Class B, Class C, Class I and Class R1, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year, divided by 365 or 366 (to reflect the one-half year period).

Large Cap Select Fund

9

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 6-30-07 (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. The common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 96.98%		$61,738,300
(Cost $42,954,029)
Advertising 2.99%		1,905,120

Omnicom Group, Inc.	36,000	1,905,120
Air Freight & Logistics 2.61%		1,664,550

FedEx Corp.	15,000	1,664,550
Brewers 3.28%		2,086,400

Anheuser-Busch Cos., Inc.	40,000	2,086,400
Communications Equipment 3.06%		1,949,500

Cisco Systems, Inc. (I)	70,000	1,949,500
Computer Hardware 2.92%		1,855,750

Dell, Inc. (I)	65,000	1,855,750
Consumer Finance 2.88%		1,835,400

American Express Co.	30,000	1,835,400
Data Processing & Outsourced Services 3.43%		2,181,150

Automatic Data Processing, Inc.	45,000	2,181,150
Diversified Banks 2.76%		1,758,500

Wells Fargo & Co.	50,000	1,758,500
Food Distributors 2.59%		1,649,500

Sysco Corp.	50,000	1,649,500
Health Care Equipment 3.50%		2,229,980

Medtronic, Inc.	43,000	2,229,980
Home Improvement Retail 4.02%		2,557,750

Home Depot, Inc. (The)	65,000	2,557,750
Household Products 4.81%		3,059,500

Procter & Gamble Co. (The)	50,000	3,059,500
Hypermarkets & Super Centers 4.84%		3,079,040

Wal-Mart Stores, Inc.	64,000	3,079,040
Industrial Conglomerates 8.88%		5,655,870

3M Co.	29,000	2,516,910

General Electric Co.	82,000	3,138,960
Industrial Machinery 2.98%		1,896,650

Illinois Tool Works, Inc.	35,000	1,896,650

See notes to financial statements

Large Cap Select Fund

10

F I N A N C I A L  S T A T E M E N T S

Issuer		Shares	Value
Insurance Brokers 5.16%			$3,284,250

Berkshire Hathaway, Inc. (Class A) (I)		30	3,284,250
Integrated Oil & Gas 2.64%			1,677,600

Exxon Mobil Corp.		20,000	1,677,600
Investment Banking & Brokerage 2.36%			1,504,440

Merrill Lynch & Co., Inc.		18,000	1,504,440
Motorcycle Manufacturers 1.87%			1,192,200

Harley-Davidson, Inc.		20,000	1,192,200
Multi-Line Insurance 4.40%			2,801,200

American International Group, Inc.		40,000	2,801,200
Packaged Foods & Meats 2.61%			1,659,300

Wrigley (Wm.) Jr. Co.		30,000	1,659,300
Pharmaceuticals 7.87%			5,008,800

Abbott Laboratories		36,000	1,927,800

Johnson & Johnson		50,000	3,081,000
Soft Drinks 7.98%			5,079,800

Coca-Cola Co. (The)		50,000	2,615,500

PepsiCo, Inc.		38,000	2,464,300
Specialty Stores 2.61%			1,661,100

Staples, Inc.		70,000	1,661,100
Systems Software 3.93%			2,504,950

Microsoft Corp.		85,000	2,504,950

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 2.48%			$1,580,000
(Cost $1,580,000)
Joint Repurchase Agreement 2.48%			1,580,000

Joint repurchase agreement with Cantor Fitzgerald LP
dated 6-29-07 at 4.40% to be repurchased at $1,580,579
on 7-2-07, collateralized by $1,239,216 of U.S. Treasury
Inflation Indexed Note, 3.875%, due 1-15-09 (Valued at
$1,611,600, including interest)	4.400%	$1,580	1,580,000

Total investments (Cost $44,534,029) 99.46%			$63,318,300

Other assets and liabilities, net 0.54%			$343,410

Total net assets 100.00%			$63,661,710

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(I) Non-income-producing security.

See notes to financial statements

Large Cap Select Fund

11

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 6-30-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $44,534,029)	$63,318,300
Cash	693
Receivable for investments sold	417,780
Receivable for shares sold	27,918
Dividends and interest receivable	65,876
Other assets	51,375
Total assets	63,881,942

Liabilities

Payable for shares repurchased	17,019
Payable to affiliates
Management fees	114,665
Distribution and service fees	2,123
Other	23,384
Other payables and accrued expenses	63,041
Total liabilities	220,232

Net assets

Capital paid-in	42,535,689
Accumulated net realized gain on investments	2,201,029
Net unrealized appreciation of investments	18,784,271
Accumulated net investment income	140,721
Net assets	$63,661,710

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($55,129,302 ÷ 2,820,548 shares)	$19.55
Class B ($3,240,331 ÷ 169,120 shares)[1]	$19.16
Class C ($2,189,672 ÷ 114,269 shares)[1]	$19.16
Class I ($2,903,437 ÷ 148,036 shares)	$19.61
Class R1 ($198,968 ÷ 10,272 shares)	$19.37

Maximum offering price per share

Class A2 ($19.55 ÷ 95%)	$20.58

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

See notes to financial statements

Large Cap Select Fund

12

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 6-30-07 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$555,087
Interest	53,155
Securities lending	869
Total investment income	609,111

Expenses

Investment management fees (Note 2)	249,509
Distribution and service fees (Note 2)	101,615
Class A, B and C transfer agent fees (Note 2)	72,708
Class I transfer agent fees (Note 2)	760
Class R1 transfer agent fees (Note 2)	542
Accounting and legal services fees (Note 2)	3,798
Compliance fees	985
Blue sky fees	41,844
Printing fees	16,688
Professional fees	12,266
Custodian fees	9,966
Trustees’ fees	1,748
Miscellaneous	11,402
Total expenses	523,831
Less expense reductions (Note 2)	(48,796)
Net expenses	475,035
Net investment income	134,076

Realized and unrealized gain (loss)

Net realized gain on investments	2,006,093
Change in net unrealized appreciation (depreciation) of investments	(950,791)
Net realized and unrealized gain	1,055,302
Increase in net assets from operations	$1,189,378

[1] Semiannual period from 1-1-07 to 6-30-07.

See notes to financial statements

Large Cap Select Fund

13

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	12-31-06	6-30-07[1]

Increase (decrease) in net assets

From operations
Net investment income	$265,891	$134,076
Net realized gain	3,552,553	2,006,093
Change in net unrealized appreciation (depreciation)	5,395,848	(950,791)
Increase in net assets resulting from operations	9,214,292	1,189,378
Distributions to shareholders
From net investment income
Class A	(235,091)	—
Class I	(27,074)	—
From net realized gain
Class A	(2,577,373)	—
Class B	(163,028)	—
Class C	(117,823)	—
Class I	(146,197)	—
Class R1	(12,570)	—
	(3,279,156)	—
From Fund share transactions	(9,112,955)	(7,610,086)
Total decrease	(3,177,819)	(6,420,708)

Net assets

Beginning of period	73,260,237	70,082,418
End of period[2]	$70,082,418	$63,661,710

1 Semiannual period from 1-1-07 to 6-30-07. Unaudited.

2 Includes accumulated net investment income of $6,645 and $140,721, respectively.

See notes to financial statements

Large Cap Select Fund

14

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-02[1]	12-31-03[2]	12-31-04	12-31-05	12-31-06	6-30-07[3]
Per share operating performance

Net asset value, beginning of period $18.78		$15.27	$17.80	$18.44	$17.60	$19.20
Net investment income (loss)[4]	—[5]	(0.01)	0.08	0.05	0.08	0.04
Net realized and unrealized
gain (loss) on investments	(2.83)	2.63	0.84	(0.48)	2.46	0.31
Total from investment operations	(2.83)	2.62	0.92	(0.43)	2.54	0.35
Less distributions
From net investment income	—	—	(0.07)	(0.04)	(0.08)	—
From net realized gain	(0.68)	(0.09)	(0.21)	(0.37)	(0.86)	—
	(0.68)	(0.09)	(0.28)	(0.41)	(0.94)	—
Net asset value, end of period	$15.27	$17.80	$18.44	$17.60	$19.20	$19.55
Total return[6,7] (%)	(15.08)	17.15	5.17	(2.38)	14.37	1.82[10]

Ratios and supplemental data

Net assets, end of period
(in millions)	$50	$55	$65	$58	$60	$55
Ratio of net expenses to average
net assets (%)	1.38	1.51	1.34	1.36	1.35	1.38[11]
Ratio of gross expenses to average
net assets[8] (%)	1.48	1.89	1.44	1.47	1.48	1.53[11]
Ratio of net investment income
(loss) to average net assets (%)	(0.01)	(0.03)	0.45	0.26	0.46	0.45[11]
Portfolio turnover (%)	18	22	13	23	12	4[10]

See notes to financial statements

Large Cap Select Fund

15

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-03[9]	12-31-04	12-31-05	12-31-06	6-30-07[3]
Per share operating performance

Net asset value, beginning of period	$16.29	$17.76	$18.33	$17.39	$18.89
Net investment loss[4]	(0.03)	(0.03)	(0.09)	(0.05)	(0.03)
Net realized and unrealized
gain (loss) on investments[4]	1.59	0.81	(0.48)	2.41	0.30
Total from investment operations	1.56	0.78	(0.57)	2.36	0.27
Less distributions
From net realized gain	(0.09)	(0.21)	(0.37)	(0.86)	—
Net asset value, end of period	$17.76	$18.33	$17.39	$18.89	$19.16
Total return[6,7] (%)	9.57[10]	4.40	(3.14)	13.52	1.43[10]

Ratios and supplemental data

Net assets, end of period
(in millions)	$2	$6	$5	$4	$3
Ratio of net expenses to average
net assets (%)	2.13[11]	2.09	2.11	2.10	2.13[11]
Ratio of gross expenses to average
net assets[8] (%)	3.02[11]	2.19	2.22	2.23	2.28[11]
Ratio of net investment loss
to average net assets (%)	(0.49)[11]	(0.18)	(0.50)	(0.29)	(0.30)[11]
Portfolio turnover (%)	22[10]	13	23	12	4[10]

See notes to financial statements

Large Cap Select Fund

16

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-03[9]	12-31-04	12-31-05	12-31-06	6-30-07[3]
Per share operating performance

Net asset value, beginning of period	$16.29	$17.76	$18.33	$17.39	$18.89
Net investment loss[4]	(0.03)	—[5]	(0.09)	(0.05)	(0.03)
Net realized and unrealized
gain (loss) on investments	1.59	0.78	(0.48)	2.41	0.30
Total from investment operations	1.56	0.78	(0.57)	2.36	0.27
Less distributions
From net realized gain	(0.09)	(0.21)	(0.37)	(0.86)	—
Net asset value, end of period	$17.76	$18.33	$17.39	$18.89	$19.16
Total return[6,7] (%)	9.57[10]	4.40	(3.14)	13.52	1.43[10]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1	$6	$7	$3	$2
Ratio of net expenses to average
net assets (%)	2.13[11]	2.09	2.11	2.10	2.13[11]
Ratio of gross expenses to average
net assets[8] (%)	3.02[11]	2.19	2.22	2.23	2.28[11]
Ratio of net investment loss
to average net assets (%)	(0.45)[11]	(0.01)	(0.49)	(0.30)	(0.30)[11]
Portfolio turnover (%)	22[10]	13	23	12	4[10]

See notes to financial statements

Large Cap Select Fund

17

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-03[9]	12-31-04	12-31-05	12-31-06	6-30-07[3]
Per share operating performance

Net asset value, beginning of period	$16.29	$17.83	$18.46	$17.62	$19.23
Net investment income[4]	0.04	0.15	0.12	0.16	0.08
Net realized and unrealized
gain (loss) on investments	1.59	0.84	(0.48)	2.47	0.30
Total from investment operations	1.63	0.99	(0.36)	2.63	0.38
Less distributions
From net investment income	—	(0.15)	(0.11)	(0.16)	—
From net realized gain	(0.09)	(0.21)	(0.37)	(0.86)	—
	(0.09)	(0.36)	(0.48)	(1.02)	—
Net asset value, end of period	$17.83	$18.46	$17.62	$19.23	$19.61
Total return[6,7] (%)	10.00[10]	5.54	(1.98)	14.87	1.98[10]

Ratios and supplemental data

Net assets, end of period
(in millions)	$3	$3	$3	$3	$3
Ratio of net expenses to average
net assets (%)	0.95[11]	0.95	0.95	0.95	0.95[11]
Ratio of gross expenses to average
net assets[8] (%)	1.84[11]	1.05	1.06	1.08	1.10[11]
Ratio of net investment income
to average net assets (%)	0.61[11]	0.83	0.67	0.85	0.88[11]
Portfolio turnover (%)	22[10]	13	23	12	4[10]

See notes to financial statements

Large Cap Select Fund

18

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	12-31-03[9]	12-31-04	12-31-05	12-31-06	6-30-07[3]
Per share operating performance

Net asset value, beginning of period	$17.10	$17.79	$18.45	$17.54	$19.07
Net investment income (loss)[4]	(0.02)	0.07	(0.06)	(0.05)	—[5]
Net realized and unrealized
gain (loss) on investments	0.80	0.81	(0.48)	2.44	0.30
Total from investment operations	0.78	0.88	(0.54)	2.39	0.30
Less distributions
From net investment income	—	(0.01)	—	—	—
From net realized gain	(0.09)	(0.21)	(0.37)	(0.86)	—
	(0.09)	(0.22)	(0.37)	(0.86)	—
Net asset value, end of period	$17.79	$18.45	$17.54	$19.07	$19.37
Total return[6,7] (%)	4.56[10]	4.98	(2.96)	13.58	1.57[10]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[12]	—[12]	—[12]	—[12]	—[12]
Ratio of net expenses to average
net assets (%)	1.88[11]	1.44	1.98	2.09	1.80[11]
Ratio of gross expenses to average
net assets[8] (%)	2.77[11]	1.54	2.09	2.22	1.95[11]
Ratio of net investment income
(loss) to average net assets (%)	(0.27)[11]	0.40	(0.36)	(0.28)	0.01[11]
Portfolio turnover (%)	22[10]	13	23	12	4[10]

1 Audited by previous auditor.

2 Effective 8-25-03, shareholders of the former M.S.B. Fund, Inc. became owners of an equal number of full and fractional Class A shares of the John Hancock Large Cap Select Fund. Additionally, the accounting and performance history of the former M.S.B. Fund, Inc. was redesignated as that of Class A of John Hancock Large Cap Select Fund.

3 Semiannual period from 1-1-07 to 6-30-07. Unaudited.

4 Based on the average of the shares outstanding.

5 Less than $0.01 per share.

6 Assumes dividend reinvestment and does not reflect the effect of sales charges.

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Does not take into consideration expense reductions during the periods shown.

9 Class B, Class C and Class I shares began operations on 8-25-03. Class R1 shares began operations on 11-03-03.

10 Not annualized.

11 Annualized.

12 Less than $500,000.

See notes to financial statements

Large Cap Select Fund

19

Notes to financial statements (unaudited)

Note 1 Accounting policies

John Hancock Large Cap Select Fund (the Fund) is a diversified series of John Hancock Capital Series (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R1 shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (the SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase. Effective March 1, 2007, Class R shares were redesignated as Class R1 shares.

Significant accounting policies of the Fund are as follows:

Security valuation

The net asset value of the Class A, Class B, Class C, Class I and Class R1 shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc. a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied

Large Cap Select Fund

20

procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I and Class R1 shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York (BNY), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNY, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2007.

Securities lending

The Fund may lend securities in amounts up to 33 1 / 3 % of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially.

The Fund receives compensation for lending their securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests the cash collateral received in connection with securities lending transactions in the JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be

Large Cap Select Fund

21

maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities. There were no securities loaned on June 30, 2007.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48,  Accounting for Uncertainty in Income Taxes (the Interpretation), was issued and is effective for fis-cal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of this Interpretation to the Fund and does not believe there is a material impact resulting from the adoption of this Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157,  Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2006, the tax character of distributions paid was as follows: ordinary income $746,626 and long-term capital gain $2,532,530.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $2,700,000,000 of the Fund’s average daily net asset value and (b) 0.70% of the Fund’s daily net asset value in excess of $2,700,000,000. The Adviser has a subadvi-sory agreement with Shay Assets Management, Inc. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund’s total expenses, excluding the distribution and service fees and transfer agent fees, to 0.90% of the Fund’s average daily net asset

Large Cap Select Fund

22

value, on an annual basis, and total expenses on Class A shares to 1.38% of Class A average daily net asset value, on an annual basis, at least until April 30, 2008. Accordingly, the expense reductions, related to limitation of Fund’s total expenses, amounted to $48,796 for the period ended June 30, 2007. The Adviser reserves the right to terminate these limitations in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R1 pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00%, 1.00% and 0.50% of the average daily net asset value of Class A, Class B, Class C and Class R1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Expenses under the agreement described above for the period ended June 30, 2007, were as follows:

Distribution and
Share class	service fees

Class A	$71,728
Class B	17,319
Class C	11,890
Class R1	678
Total	$101,615

Class A shares are assessed up-front sales charges. During the period ended June 30, 2007, JH Funds received net up-front sales charges of $11,044 with regard to sales of Class A shares. Of this amount, $1,705 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $7,918 was paid as sales commissions to unrelated broker-dealers and $1,421 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), a subsidiary of MFC, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2007, CDSCs received by JH Funds amounted to $5,103 for Class B shares and $567 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund paid a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Effective June 1, 2007, for the Class I shares, the Fund pays a monthly transfer agent fee at a total annual rate of 0.04% of Class I average daily net asset value, plus a fee based on the number of shareholder accounts. For Class R1 shares, the Fund Pays a monthly transfer agent fee at an annual rate of 0.05% of Class R1 average daily net asset value, plus a fee based on the number of shareholder accounts

Large Cap Select Fund

23

and reimbursement for certain out-of-pocket expenses. Signature Services has agreed to limit the transfer agent fees on Class A, Class B and Class C shares to 0.23% of each class’s average daily net asset value until April 30, 2008. There were no transfer agent fee reductions during the period ended June 30, 2007.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $3,798. The Fund also reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund believes the risk of loss to be remote.

Large Cap Select Fund

24

Note 4

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended December 31, 2006, and the period ended June 30, 2007, along with the corresponding dollar value.

	Year ended 12-31-06		Period ended 6-30-07[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	392,176	$7,184,208	80,941	$1,554,234
Distributions reinvested	126,353	2,441,138	—	—
Repurchased	(716,215)	(13,070,626)	(382,193)	(7,423,028)
Net decrease	(197,686)	($3,445,280)	(301,252)	($5,868,794)

Class B shares

Sold	26,539	$478,037	10,574	$199,630
Distributions reinvested	7,668	145,779	—	—
Repurchased	(112,919)	(2,029,004)	(38,685)	(729,350)
Net decrease	(78,712)	($1,405,188)	(28,111)	($529,720)

Class C shares

Sold	24,740	$442,803	15,546	$294,678
Distributions reinvested	5,439	103,400	—	—
Repurchased	(263,094)	(4,712,728)	(42,528)	(805,013)
Net increase (decrease)	(232,915)	$4,166,525	(26,982)	($510,335)

Class I shares

Sold	184,326	$3,336,874	6,297	$121,039
Distributions reinvested	8,959	173,271	—	—
Repurchased	(202,241)	(3,646,036)	(37,770)	(728,982)
Net increase (decrease)	(8,956)	($135,891)	(31,473)	($607,943)

Class R1 shares

Sold	2,797	$51,335	1,293	$24,586
Distributions reinvested	394	7,557	—	—
Repurchased	(1,055)	(18,963)	(6,087)	(117,880)
Net increase (decrease)	2,136	$39,929	(4,794)	($93,294)

Net decrease	(516,133)	($9,112,955)	(392,612)	($7,610,086)

1Semiannual period from 1-1-07 to 6-30-07. Unaudited.

Note 5

Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2007, aggregated $2,796,807 and $10,418,349, respectively.

The cost of investments owned on June 30, 2007, including short-term investments, for federal income tax purposes, was $44,534,029. Gross unrealized appreciation and depreciation of investments aggregated $19,326,622 and $542,351, respectively, resulting in net unrealized appreciation of $18,784,271.

Large Cap Select Fund

25

Board Consideration of and Continuation of Investment Advisory and Subadvisory Agreement: John Hancock Large Cap Select Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Capital Series (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with Shay Assets Management, Inc. (the Subadviser) for the John Hancock Large Cap Select Fund (the Fund). The investment advisory agreement with the Advisor and the investment subadvisory agreement with the Subadviser are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results andcondition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information as of December 31, 2006; performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the

26

nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the 10-year period was generally competitive with the performance of the Peer Group and Category medians, and its benchmark index, the Standard & Poor’s 500 Index. The Board noted that, for the 3- and 5-year periods under review, the Fund’s performance was appreciably lower than the performance of the Peer Group and Category medians, and benchmark index. The Board favorably viewed that the performance of the Fund during the 1-year period was higher than the Peer Group and Category medians, but noted that the Fund’s performance was lower than its benchmark index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was higher than the median rate of the Category, but was not appreciably higher than the median rate of the Peer Group.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the median of the Category, but lower than median of the Peer Group. The Board favorably considered the impact of the fee waivers towards ultimately lowering the Fund’s total operating expense ratio.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Rate paid to the Subadviser

27

had been negotiated by the Adviser on an arm’s length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates). The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

28

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Custodian
Ronald R. Dion, Chairman	Chief Financial Officer	The Bank of New York
James R. Boyle**		One Wall Street
James F. Carlin	Gordon M. Shone	New York, NY 10286
William H. Cunningham	Treasurer
Charles L. Ladner*		Transfer agent
Dr. John A. Moore*	John G. Vrysen	John Hancock Signature
Patti McGill Peterson*	Chief Operating Officer	Services, Inc.
Steven R. Pruchansky		One John Hancock Way,
*Members of the Audit Committee	Investment adviser	Suite 1000
**Non-Independent Trustee	John Hancock Advisers, LLC	Boston, MA 02217-1000
601 Congress Street
	Boston, MA 02210-2805	Legal counsel
Officers		Kirkpatrick & Lockhart
Keith F. Hartstein	Subadviser	Preston Gates Ellis LLP
President and	Shay Assets Management, Inc.	One Lincoln Street
Chief Executive Officer	230 West Monroe Street	Boston, MA 02111-2950
Chicago, IL 60606
Thomas M. Kinzler
Secretary and Chief Legal Officer	Principal distributor
John Hancock Funds, LLC
Francis V. Knox, Jr.	601 Congress Street
Chief Compliance Officer	Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	One John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

J O H N  H A C O C K  F A M I L Y  O F  F U N D S

EQUITY	INTERNATIONAL/ GLOBAL
Balanced Fund	Global Opportunities Fund
Classic Value Fund	Global Shareholder Yield Fund
Classic Value Fund II	Greater China Opportunities Fund
Classic Value Mega Cap Fund	International Allocation Portfolio
Core Equity Fund	International Classic Value Fund
Growth Fund	International Core Fund
Growth Opportunities Fund	International Growth Fund
Growth Trends Fund
Intrinsic Value Fund	INCOME
Large Cap Equity Fund	Bond Fund
Large Cap Select Fund	Government Income Fund
Mid Cap Equity Fund	High Yield Fund
Multi Cap Growth Fund	Investment Grade Bond Fund
Small Cap Equity Fund	Strategic Income Fund
Small Cap Fund
Small Cap Intrinsic Value Fund	TAX-FREE INCOME
Sovereign Investors Fund	California Tax-Free Income Fund
U.S. Core Fund	High Yield Municipal Bond Fund
U.S. Global Leaders Growth Fund	Massachusetts Tax-Free Income Fund
Value Opportunities Fund	New York Tax-Free Income Fund
Tax-Free Bond Fund

ASSET ALLOCATION	MONEY MARKET
Allocation Core Portfolio	Money Market Fund
Allocation Growth + Value Portfolio	U.S. Government Cash Reserve
Lifecycle 2010 Portfolio
Lifecycle 2015 Portfolio	CLOSED-END
Lifecycle 2020 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2025 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2030 Portfolio	Income Securities Trust
Lifecycle 2035 Portfolio	Investors Trust
Lifecycle 2040 Portfolio	Patriot Premium Dividend Fund II
Lifecycle 2045 Portfolio	Patriot Select Dividend Trust
Lifecycle Retirement Portfolio	Preferred Income Fund
Lifestyle Aggressive Portfolio	Preferred Income II Fund
Lifestyle Balanced Portfolio	Preferred Income III Fund
Lifestyle Conservative Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Growth Portfolio	Tax-Advantaged Global Shareholder Yield Fund
Lifestyle Moderate Portfolio

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

The Fund’s investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Large Cap Select Fund.

490SA 6/07
8/07

John Hancock

MUTUAL FUNDS

John Hancock
Allocation Growth + Value Portfolio

Semiannual Report
6.30.07

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Financial statements
page 10

For more information
page 28

CEO corner

To Our Shareholders,

The stock market gained ground in the first half of 2007, returning 6.96% through June 30, as measured by the Standard & Poor’s 500 Index. It was bolstered by stronger-than-expected corporate earnings growth, healthy global economic growth, increased merger and acquisitions activity and mostly steady interest rates. These positives served to overcome concerns about inflation, a slumping housing market, the subprime mortgage debacle and mixed signals on the future direction of interest rates.

In fact, at the end of May, the stock market passed a significant milestone, when the broad Standard & Poor’s 500 Index climbed beyond the record it had set seven years ago. From its peak in March 2000, the stock market spiraled downward three consecutive years, bottoming in 2002. The upturn began in 2003, and the market has advanced each year since, finally setting a new high on May 30, 2007.

This nearly complete market cycle highlights the importance of an investment principle you have heard us speak of often: diversification. That is because it is a key to protecting, and growing, your assets. By allocating your investments among different asset classes, investment styles and portfolio managers, you are likely to be well represented through all phases of a complete market cycle, with the winners helping to cushion the fall of the losers.

The challenge for investors with a diversified portfolio is to properly evaluate your investments to tell the difference between an underperforming manager and an out-of-favor style, while also understanding the role each investment plays in your portfolio. That’s where your financial professional can provide true value. He or she can help you make those assessments and also counsel patience, because a properly diversified portfolio by its very nature will typically have something lagging or out of favor — a concept that can be difficult to live with, but necessary to embrace. If everything in your portfolio is “working,” then you are not truly diversified, but rather are leveraged to the current market and the flavor of the day. If so, you are bound to be out of step in the near future.

With the recent volatility in the securities markets, it has prompted investors to question how long this type of market cycle will last. History tells us it will end and that when it does, today’s leaders may well turn into laggards and vice versa. Indeed, the current subprime mortgage market woes, the subsequent credit crunch and their impact on the financial markets and the global credit markets, are just the latest examples of why investors should be well-diversified. For with patience and a diversified portfolio, it could be easier to weather the market’s twists and turns and reach your long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 27, 2007. They are subject to change at any time.

Your portfolio at a glance

The Portfolio seeks long-term growth of capital by investing all of its assets in two other funds advised by John Hancock Advisers, LLC. Approximately one-half of the Portfolio’s assets will be invested in each of: John Hancock U.S. Global Leaders Growth Fund, which seeks long-term growth of capital; and John Hancock Classic Value Fund, which seeks long-term growth of capital.

Over the last six months

► Stocks advanced thanks to better-than-expected corporate earnings and a flood of mergers and acquisitions.

► The Portfolio underperformed the S&P 500 Index and peer group average.

► Limited exposure to cyclical sectors of the market weighed on performance in both underlying funds, while health care and financial stocks enhanced results.

Underlying funds
John Hancock		John Hancock
U.S. Global Leaders Growth Fund		Classic Value Fund

Top Holdings		Top Holdings

General Electric Co.	6.2%	Freddie Mac	4.7%

Automatic Data Processing, Inc.	6.1%	Alcatel-Lucent SA	4.5%

Genzyme Corp.	5.4%	Fannie Mae	4.5%

Staples, Inc.	5.1%	Citigroup, Inc.	4.3%

Procter & Gamble Co. (The)	5.0%	XL Capital Ltd.	4.1%

As a percentage of each fund’s net assets on June 30, 2007.

1

Managers’ report

John Hancock
Allocation Growth + Value Portfolio

The U.S. stock market remained on an upward trajectory in the first half of 2007. Factors supporting stocks included better-than-expected corporate earnings, a resilient economy and a flood of mergers and acquisitions, with private equity firms leading the way.

For the six months ended June 30, 2007, John Hancock Allocation Growth + Value Portfolio’s Class A, Class B, Class C and Class R1 shares posted total returns of 2.97%, 2.71%, 2.62% and 2.97%, respectively, at net asset value. By comparison, the S&P 500 Index returned 6.96%, while the average large blend fund returned 7.34%, according to Morningstar, Inc.1 Both of the Portfolio’s underlying components — a 50/50 split between John Hancock U.S. Global Leaders Growth Fund and John Hancock Classic Value Fund — underperformed the S&P 500 Index for the six months.

John Hancock U.S. Global Leaders Growth Fund
by Sustainable Growth Advisers, LP

The Fund continued to face the same headwinds as it has over the past several years — low-quality stocks and cyclical sectors of the market continued to outperform. But these headwinds are symptomatic of a bigger issue — a pervasive sense of complacency about risk in the market. Risk has morphed from a measure of uncertainty to a barometer

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS

QUALCOMM	▲	Strong earnings growth derived from royalties on the company’s wireless technology patents
Bristol-Myers	▲	Pharmaceutical company won a patent case and reported
Squibb		robust earnings

SYSCO	▼	Concerns about slowing consumer spending weighed on
food distributor

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for future returns, and this view has led to the widest sustained valuation gap between high- and low-quality stocks in more than 20 years.

Disappointing results from our consumer-related holdings were responsible for the bulk of the Fund’s underperformance of the S&P 500 Index. Coffee purveyor Starbucks Corp. declined as same-store sales growth decelerated, though the company’s growth rate remained in line with management’s expectations. Office supply chain Staples, Inc. saw its share  price fall despite extending its streak of double-digit earnings growth to 22 consecutive quarters. Natural foods retailer Whole Foods Market, Inc. fell after its planned acquisition of competitor Wild Oats Markets was rejected by the Federal  Trade Commission. We believe all three of these companies remain well positioned as the dominant player in their respective industries.

“The U.S. stock market remained

on an upward trajectory in the

first half of 2007.”

The best performer in the Fund during the period was generic drug maker Teva Pharmaceutical Industries, Ltd., which surged by more than 30% in the first half of 2007 after a sharp decline in 2006. Teva has continued to benefit from the powerful shift toward generic substitution in medicine around the world. Payroll processor Automatic Data Processing Inc. rallied as its new CEO spun off its financial services unit and refocused on the core business of payroll processing, where it is the definitive leader. Medical products maker Stryker continued to deliver robust earnings growth thanks to its strong position in the orthopedic market for hip and knee replacements.

We eliminated biotechnology firm Amgen and our remaining small interest in computer maker Dell from the Fund in the first half of 2007 as both companies faced challenges that blurred their earnings visibility and raised their risk profile. We also replaced home improvement retailer Home

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Depot with Lowe’s Cos. Inc., and freight shipper UPS with FedEx Corp. In each case, we upgraded the quality and earnings visibility of our holdings by adding a company that is gaining market share and executing its business strategy better.

Given our recent performance, you might think that investing in high-quality businesses with enormous competitive advantages and low variability of earnings and cash flow growth is an antiquated investment strategy. But we remain steadfast in our conviction that buying great companies and sticking with them over the long term is the best way to achieve superior results with a lower level of risk.

John Hancock Classic Value Fund
by Pzena Investment Management, LLC

The Fund generated a solid absolute return during the six-month period and kept pace with the Russell 1000 Value Index. We are especially pleased with these results, given the continued sector headwinds facing the Fund during the period. We had very limited exposure to the more cyclical segments of the economy because the companies in these sectors had relatively high valuations and above-normal earnings. However, these cyclical sectors were among the best performers in the benchmark index, and our underweights in these areas proved to be a drag on performance relative to the index.

SECTOR DISTRIBUTION[2]
Financials	26%
Health care	16%
Information technology	16%
Consumer staples	16%
Consumer discretionary	11%
Industrials	8%
Utilities	2%
Telecommunications
services	2%
Energy	1%

While sector allocation detracted from relative results, stock selection contributed positively to performance, most notably in the financial and consumer discretionary sectors. Financial stocks struggled during the period, and we took advantage of the opportunity to add to our holdings. Government-sponsored mortgage lender Fannie Mae was the top contributor; the company announced that it will be caught up on its earnings restatements and financial reporting by early 2008.  In the consumer discretionary sector, the best contributor was appliance maker Whirlpool Corp. In an environment of rising raw materials costs, Whirlpool restored profit margins by raising prices and maintaining a low cost structure, and it also acquired rival Maytag, which provided additional opportunities for profit margin expansion.

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One of the Fund’s weaker performers during the period was Freddie Mac, another government-sponsored mortgage company. Freddie faced the same accounting irregularities as Fannie Mae, but Freddie is further behind in the process of bringing its financial statements up to date. Telecommunications equipment maker Alcatel-Lucent, which recently completed the merger between Alcatel and Lucent,  reported earnings that fell short of expectations as competition intensified in the wireless phone business.

“Both of the Portfolio’s underlying

components …underperformed

the S&P 500 Index.”

We added defense stocks Northrop Grumman Corp. and L-3 Communications Holdings, Inc. to the Fund during the period. Another recent addition was biotechnology firm Amgen, Inc., which fell into the cheapest segment of the market because of controversial safety issues regarding one of its products. We sold positions in broadcaster CBS, auto components manufacturer Johnson Controls, and auto parts retailer Autozone. Each of these stocks performed well and ultimately reached fair value, where our sell discipline came into play.

We are pleased with the quality of the companies we own and, although we are comfortable with the collection of businesses in the Fund,  we continue to seek out high-quality companies with attractive valuations. Mortgage-related companies provide one area of potential opportunity as the subprime mess plays out. We are also focusing on financial stocks, which currently make up about half of the stocks in the cheapest segment of the market.

This commentary reflects the views of the portfolio managers through the end of the Portfolio’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on June 30, 2007 based on the holdings of the underlying funds.

3 As a percentage of net assets on June 30, 2007.

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A look at performance

For the periods ended June 30, 2007

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6-month	1-year	5-year	10-year	inception

A	9-16-05	8.85%	—	—	5.28%	–2.22%	8.85%	—	—	9.63%

B	9-16-05	8.85	—	—	5.54	–2.29	8.85	—	—	10.11

C	9-16-05	12.75	—	—	7.61	1.62	12.75	—	—	14.00

R1[1]	9-16-05	14.63	—	—	8.30	2.97	14.63	—	—	15.32

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R1 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Portfolio’s Class R1 share prospectus.

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Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Allocation Growth + Value Portfolio Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s 500 Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	9-16-05	$11,411	$11,011	$12,557

C2	9-16-05	11,400	11,400	12,557

R1[3]	9-16-05	11,532	11,532	12,557

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class R1 shares, respectively, as of June 30, 2007. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class R1 share prospectus.

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Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

In addition to the operating expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the operating expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied operating expenses and transaction costs and the Fund may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Fund will vary. If these indirect expenses were included, your expenses paid during the period would have been higher.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on January 1, 2007, with the same investment held until June 30, 2007.

	Account value on	Ending value on	Expenses paid during period
	1-1-07	6-30-07	ended 6-30-07[1]

Class A	$1,000.00	$1,029.70	$3.17

Class B	1,000.00	1,027.10	6.69

Class C	1,000.00	1,026.20	6.68

Class R1	1,000.00	1,029.70	2.92

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Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2007 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on January 1, 2007, with the same investment held until June 30, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value on	Ending value on	Expenses paid during period
	1-1-07	6-30-07	ended 6-30-07[1]

Class A	$1,000.00	$1,021.68	$3.16

Class B	1,000.00	1,018.20	6.66

Class C	1,000.00	1,018.20	6.66

Class R1	1,000.00	1,021.92	2.91

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.63%, 1.33%, 1.33% and 0.58% for Class A, Class B, Class C and Class R1, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

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F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 6-30-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in affiliated funds, at value (Note 6)
125,429 shares John Hancock Classic Value Fund Class I (cost $3,221,175)	$3,701,405
113,359 shares John Hancock U.S. Global Leaders Growth Fund Class I
(cost $3,214,306)	3,321,414
Total investments, at value (cost $6,435,481)	7,022,819
Receivable for shares sold	382
Other asset	37,478

Total assets	7,060,679

Liabilities

Payable for investments purchased	382
Payable to affiliates
Distribution and service fees	421
Other	3,849
Other payables and accrued expenses	39,074

Total liabilities	43,726

Net assets

Capital paid-in	6,411,063
Accumulated net realized gain on investments	47,432
Net unrealized appreciation of investments	587,338
Accumulated net investment loss	(28,880)

Net assets	$7,016,953

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($4,471,183 ÷ 390,513 shares)	$11.45
Class B ($950,392 ÷ 83,767 shares)[1]	$11.35
Class C ($1,474,188 ÷ 129,971 shares)[1]	$11.34
Class R1 ($121,190 ÷ 10,582 shares)	$11.45

Maximum offering price per share

Class A2 ($11.45 ÷ 95%)	$12.05

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

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F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 6-30-07 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Income distributions received from affiliated underlying funds	$—

Total investment income	—

Expenses

Distribution and service fees (Note 2)	17,979
Class A, B and C transfer agent fees (Note 2)	8,116
Class R1 transfer agent fees (Note 2)	142
Compliance fees	109
Blue sky fees	24,582
Printing fees	8,391
Professional fees	5,513
Custodian fees	266
Trustees’ fees	83
Miscellaneous	1,177
Total expenses	66,358
Less expense reductions (Note 2)	(37,478)

Net expenses	28,880

Net investment loss	(28,880)

Realized and unrealized gain (loss)

Net realized loss on investments in affiliated underlying funds	(12,699)
Change in net unrealized appreciation (depreciation) of investments
in affiliated underlying funds	215,372

Net realized and unrealized gain	202,673

Increase in net assets from operations	$173,793

1 Semiannual period from 1-1-07 to 6-30-07.

See notes to financial statements

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F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	12-31-06	6-30-07[1]

Increase (decrease) in net assets

From operations
Net investment loss	($7,246)	($28,880)
Net realized gain (loss)	70,990	(12,699)
Change in net unrealized appreciation (depreciation)	370,197	215,372
Increase in net assets resulting from operations	433,941	173,793
Distributions to shareholders
From net investment income
Class A	(3,399)	—
Class B	—	—
Class C	—	—
Class R1	(122)	—
From net realized gain
Class A	(7,696)	—
Class B	(1,680)	—
Class C	(2,716)	—
Class R1	(228)	—
	(15,841)	—
From Fund share transactions	2,824,073	808,809

Total increase	3,242,173	982,602

Net assets

Beginning of period	2,792,178	6,034,351

End of period	$6,034,351	$7,016,953[2]

1 Semiannual period from 1-1-07 to 6-30-07. Unaudited.

2 Includes accumulated net investment loss of $28,880.

See notes to financial statements

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F I N A N C I A L

S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-05[1]	12-31-06	6-30-07[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$10.26	$11.12
Net investment income (loss)[3,4]	0.11	0.02	(0.04)
Net realized and unrealized
gain on investments	0.20	0.87	0.37
Total from investment operations	0.31	0.89	0.33
Less distributions
From net investment income	(0.05)	(0.01)	—
From net realized gain	—	(0.02)	—
	(0.05)	(0.03)	—
Net asset value, end of period	$10.26	$11.12	$11.45
Total return[5,6] (%)	3.13[7]	8.70	2.97[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$2	$4	$4
Ratio of net expenses to average
net assets[8] (%)	0.63[9]	0.62	0.63[9]
Ratio of gross expenses to average
net assets[8,10] (%)	9.32[9]	2.59	1.76[9]
Ratio of net investment income
(loss) to average net assets (%)	3.86[9]	0.16	(0.63)[9]
Portfolio turnover (%)	1[7]	15	7[7]

See notes to financial statements

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F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-05[1]	12-31-06	6-30-07[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$10.26	$11.05
Net investment income (loss)[3,4]	0.02	(0.07)	(0.07)
Net realized and unrealized
gain on investments	0.27	0.88	0.37
Total from investment operations	0.29	0.81	0.30
Less distributions
From net investment income	(0.03)	—	—
From net realized gain	—	(0.02)	—
	(0.03)	(0.02)	—
Net asset value, end of period	$10.26	$11.05	$11.35
Total return[5,6] (%)	2.93[7]	7.92	2.71[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[11]	$1	$1
Ratio of net expenses to average
net assets[8] (%)	1.33[9]	1.32	1.33[9]
Ratio of gross expenses to average
net assets[8,10] (%)	10.02[9]	3.29	2.46[9]
Ratio of net investment income
(loss) to average net assets (%)	0.63[9]	(0.69)	(1.33)[9]
Portfolio turnover (%)	1[7]	15	7[7]

See notes to financial statements

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F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-05[1]	12-31-06	6-30-07[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$10.26	$11.05
Net investment income (loss)[3,4]	0.06	(0.06)	(0.07)
Net realized and unrealized
gain on investments	0.23	0.87	0.36
Total from investment operations	0.29	0.81	0.29
Less distributions
From net investment income	(0.03)	—	—
From net realized gain	—	(0.02)	—
	(0.03)	(0.02)	—
Net asset value, end of period	$10.26	$11.05	$11.34
Total return[5,6] (%)	2.93[7]	7.92	2.62[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1	$1	$1
Ratio of net expenses to average
net assets[8] (%)	1.33[9]	1.32	1.33[9]
Ratio of gross expenses to average
net assets[8,10] (%)	10.02[9]	3.29	2.46[9]
Ratio of net investment income
(loss) to average net assets (%)	2.17[9]	(0.62)	(1.33)[9]
Portfolio turnover (%)	1[7]	15	7[7]

See notes to financial statements

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F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	12-31-05[1]	12-31-06	6-30-07[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$10.26	$11.12
Net investment income (loss)[3,4]	(0.02)	—[12]	(0.03)
Net realized and unrealized
gain on investments	0.32	0.89	0.36
Total from investment operations	0.30	0.89	0.33
Less distributions
From net investment income	(0.04)	(0.01)	—
From net realized gain	—	(0.02)	—
	(0.04)	(0.03)	—
Net asset value, end of period	$10.26	$11.12	$11.45
Total return[5,6] (%)	3.01[7]	8.72	2.97[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[11]	—[11]	—[11]
Ratio of net expenses to average
net assets[8] (%)	1.08[9]	0.60	0.58[9]
Ratio of gross expenses to average
net assets[8,10] (%)	9.77[9]	3.52	1.71[9]
Ratio of net investment income
(loss) to average net assets (%)	(0.56)[9]	(0.02)	(0.58)[9]
Portfolio turnover (%)	1[7]	15	7[7]

1 Beginning of operations from 9-19-05 to 12-31-05.

2 Semiannual period from 1-1-07 to 6-30-07. Unaudited.

3 Based on the average of the shares outstanding.

4 Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying affiliated funds in which the Fund invests.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total return would have been lower had certain expenses not been reduced during the period shown.

7 Not annualized.

8 Does not include expenses of the underlying affiliated funds in which the Portfolio invests. The estimated semiannual expense ratio of the underlying funds was 0.85% .

9 Annualized.

10 Does not take into consideration expense reductions during the period shown.

11 Less than $500,000.

12 Less than $(0.01) per share.

See notes to financial statements

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Notes to financial statements (unaudited)

Note 1
Accounting policies

John Hancock Allocation Growth + Value Portfolio (the Fund) is a diversified series of John Hancock Capital Series (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class R1 shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase. Effective March 1, 2007, Class R shares were redesignated Class R1 shares.

The Fund operates as a “fund of funds” which invests in shares of mutual funds (underlying funds) managed by affiliates of John Hancock Advisers, LLC (the Adviser). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements, which are available on www.jhfunds.com.

Significant accounting policies of the Fund are as follows:

Security valuation

The net asset value of the Class A, Class B, Class C and Class R1 shares of the Fund and investments in the underlying funds are  determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Securities in the underlying portfolios (portfolios) are valued as follows. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the portfolios are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the portfolio’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values

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are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class R1 shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expenses in the Fund’s Statement of Operations reflect the expenses of the Fund and do not include any indirect expenses related to the underlying funds.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48,  Accounting for Uncertainty in Income Taxes (the Interpretation), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of this Interpretation to the Fund and does not believe there is a material impact resulting from the adoption of this Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157,  Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income and capital gain distributions from underlying Funds are recorded on the ex-dividend date. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2006, the tax character of distributions paid was as follows: ordinary income $3,521 and long-term capital gain $12,320. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported

Allocation Growth + Value Portfolio

18

in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract the Fund does not pay management fee to the Adviser. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder in the underlying funds.

The Adviser has agreed to limit the Fund’s expenses, excluding distribution and service fees and transfer agent fees, to 0.08% on an annual basis of the Fund’s average daily net asset value, until April 30, 2007. Accordingly, the expense reductions related to this total expense limitation amounted to $37,478 for the period ended June 30, 2007. The Adviser reserves the right to terminate this limitation in the future.

The Fund has a Distribution agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R1, pursuant to Rule 12b-1 under the 1940 Act, as amended, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value, 1.00% of Class B and Class C average daily net asset value and 0.50% of Class R1 average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur  under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Expenses under the agreement described above for the period ended June 30, 2007, were as follows:

Distribution and
Share class	service fees

Class A	$6,269
Class B	4,423
Class C	7,145
Class R1	142
Total	$17,979

Class A shares are assessed up-front sales charges. During the period ended June 30, 2007, JH Funds received net up-front sales charges of $24,611 with regard to sales of Class A shares. Of this amount, $4,239 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $20,346 was paid as sales commissions to unrelated broker-dealers and $26 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), a subsidiary of MFC, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2007, CDSCs received by JH Funds amounted to $767 for Class B shares and $433 for Class C Shares.

Allocation Growth + Value Portfolio

19

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B, Class C and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services has agreed to limit the transfer agent fee on Class A, Class B, Class C and Class R1 to 0.25% of each class’s average daily net asset value until April 30, 2007. There were no transfer agent fee reductions related to this limitation for the period ended June 30, 2007. Signature Services reserves the right to terminate this limitation in the future.

The Fund reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICO owned 10,082 Class A shares, 10,053 Class B shares, 10,053 Class C shares and 10,071 Class R1 shares of beneficial interest of the Fund on June 30, 2007.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund believes the risk of loss to be remote.

Allocation Growth + Value Portfolio

20

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended December 31, 2006, and the period ended June 30, 2007, along with the corresponding dollar value.

	Year ended 12-31-06		Period ended 6-30-07[1]
	Shares	Amount	Shares	Amount

Class A shares

Sold	218,686	$2,266,905	94,603	$1,074,400
Distributions reinvested	921	10,208	—	—
Repurchased	(29,732)	(314,217)	(43,546)	(486,076)
Net increase	189,875	$1,962,896	51,057	$588,324

Class B shares

Sold	41,068	$425,808	16,247	$181,285
Distributions reinvested	148	1,627	—	—
Repurchased	(14,388)	(146,138)	(6,961)	(78,699)
Net increase	26,828	$281,297	9,286	$102,586

Class C shares

Sold	88,285	$924,721	17,832	$199,819
Distributions reinvested	242	2,666	—	—
Repurchased	(33,373)	(347,857)	(7,882)	(87,919)
Net increase	55,154	$579,530	9,950	$111,900

Class R1 shares

Sold	—	—	511	5,999
Distributions reinvested	31[2]	$350	—	—

Net increase	31	$350	511	$5,999

Net increase	271,888	$2,824,073	70,804	$808,809

1 Semiannual period from 1-1-07 to 6-30-07. Unaudited.

2 Shares reinvested have been rounded for presentation purposes.

Note 5
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2007, aggregated $1,224,997 and $432,847, respectively.

The cost of investments owned on June 30, 2007, including short-term investments, for federal income tax purposes, was $6,454,800. Gross unrealized appreciation of investments was $568,019. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Allocation Growth + Value Portfolio

21

Note 6
Investments in underlying funds

The Fund invests primarily in the underlying funds that are managed by affiliates of the Adviser. The Fund does not invest in the underlying funds for the purpose of exercising management or control. At June 30, 2007, a summary of the Fund’s transactions in the securities of affiliated issuers is set forth below:

	Beginning			Ending			Capital
	share	Shares	Shares	share	Sale	Dividend	gain	Ending
Affiliate — Class I	amount	purchased	sold	amount	proceeds	income	distributions	value
John Hancock
Classic Value Fund	111,782	21,352	7,705	125,429	$216,424	—	—	$3,701,405
John Hancock U.S. Global
Leaders Growth Fund	100,189	20,583	7,413	113,359	216,424	—	—	3,321,414

Note 7
Affiliated payment

On June 25, 2007, John Hancock Advisers, LLC (the Adviser) and John Hancock Funds, LLC (the Distributor) and two of their affiliates (collectively, the John Hancock Affiliates) reached a settlement with the SEC that resolved an investigation of certain practices relating to the John Hancock Affiliates’ variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $2,087,477 and prejudgment interest of $359,460 to entities, including certain John Hancock Funds, that participated in the Adviser’s directed brokerage program during the period from 2000 to October 2003. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in October 2003. As a result of this settlement, the following underlying affiliated funds recorded a gain on June 25, 2007, of $4,200 and $244,201 for the John Hancock Classic Value Fund and the John Hancock U.S. Global Leaders Growth Fund, respectively.

Note 8
Fund mergers

On June 29, 2007, the Board of Trustees of the Fund approved the proposed merger transaction (the Reorganization) for the Fund, a series of John Hancock Capital Series Trust, to be merged into Lifestyle Growth Portfolio (Lifestyle Growth), a series of John Hancock Funds II.

Pursuant to the Reorganization, the Fund would transfer all of its assets to Lifestyle Growth, in exchange for corresponding shares of Lifestyle Growth. These shares would be distributed proportionately to the shareholders of the Fund. Lifestyle Growth would also assume the Fund’s liabilities.

A meeting of the shareholders of the Fund is scheduled to be held at 601 Congress Street, Boston, Massachusetts, on Wednesday, September 26, 2007, at 10:00 a.m., Eastern Time. If approved by the shareholders, the Reorganization is scheduled to take place at the close of business on September 28, 2007.

Allocation Growth + Value Portfolio

22

Board Consideration of and
Continuation of Investment Advisory
Agreement: John Hancock Allocation
Growth + Value Portfolio

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Capital Series (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) for the John Hancock Allocation Growth and Value Portfolio (the Fund). The Fund invests in a combination of John Hancock mutual funds (the Underlying Funds) on a fixed-percentage basis. Separately, the Board reviewed and considered the continuation of the Advisory Agreement and investment subadvisory agreements with each subadviser to an Underlying Fund in which the Fund invests. The Board’s considerations and conclusions with respect to the Underlying Funds are set forth in each Underlying Fund’s shareholder report.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the continuation of the Advisory Agreement. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended  December 31, 2006, (ii) fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the Adviser’s financial results and condition, including its profitability from services performed for the Fund complex as a whole, (iv) the Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s compliance department, (v) the background and experience of senior management and investment professionals, and (vi) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates.

The Board considered the legal advice of their counsel and relied on their own business judgment in determining the material factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the narrow scope of services for which the Adviser is engaged, in light of the fixed allocation to the Underlying Funds and concluded that the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser supported renewal of the Advisory Agreement.

Fund performance

The Board noted that the Fund had less than two full years of operational history and that its performance record is entirely attributable to the performance of the Underlying Funds, given its fixed allocation structure.

Investment advisory fee rate and expenses

The Board noted that the Adviser did not charge an advisory fee to the Fund for investment

23

advisory services. The Board concluded that in light of the absence of advisory fees paid by the Fund, reflecting the limited scope of services for which the Adviser is engaged, the arrangements were reasonable in relation to the services provided.

The Board received and considered expense information regarding the Fund’s various components, including distribution and fees other than distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the advisory fee waiver arrangement into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross Expense Ratio was higher than the median of the Peer Group and Category. The Board also noted that the Fund’s Net Expense Ratio was higher than the median of the Category, but lower than the Peer Group median. The Board favorably considered the impact of fee caps towards ultimately lowering the Fund’s total operating expense ratio. The Board discounted the expense analysis because it did not distinguish between Fund-level and Underlying Fund-level expenses, and thus presented a comparison of the expenses information that was of limited utility.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board supported the re-approval of the Advisory Agreement.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the various relationships between the Fund and the Fund complex, on the one hand, and the Adviser and its affiliates on the other. The Board also considered publicly available industry information comparing the Adviser’s  profitability to that of other similar investment advisers. The Board concluded that, in light of the absence of any advisory fees and in light of the costs of providing other services to the Fund and the Fund complex as a whole, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board observed that the Advisory Agreement did not provide for the payment of any fees and so did not determine that it needed to impose breakpoints.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits primarily include the advisory and other fees generated by the Underlying Fund, which are separately evaluated and assessed by the Board in its capacity of overseeing the Underlying Funds’ contractual arrangements.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreement.

24

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Custodian
Ronald R. Dion, Chairman	Chief Financial Officer	The Bank of New York
James R. Boyle**		One Wall Street
James F. Carlin	Gordon M. Shone	New York, NY 10286
William H. Cunningham	Treasurer
Charles L. Ladner*		Transfer agent
Dr. John A. Moore*	John G. Vrysen	John Hancock Signature
Patti McGill Peterson*	Chief Operating Officer	Services, Inc.
Steven R. Pruchansky		One John Hancock Way,
*Members of the Audit Committee	Investment adviser	Suite 1000
**Non-Independent Trustee	John Hancock Advisers, LLC	Boston, MA 02217-1000
601 Congress Street
Boston, MA 02210-2805

Officers	Principal distributor	Legal counsel
Keith F. Hartstein	John Hancock Funds, LLC	Kirkpatrick & Lockhart
President and	601 Congress Street	Preston Gates Ellis LLP
Chief Executive Officer	Boston, MA 02210-2805	One Lincoln Street
Thomas M. Kinzler		Boston, MA 02111-2950
Secretary and Chief Legal Officer
Francis V. Knox, Jr.
Chief Compliance Officer

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	One John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

28

J O H N   H A N C O C K  F A M I L Y  O F  F U N D S

EQUITY	INTERNATIONAL/GLOBAL
Balanced Fund	Global Opportunities Fund
Classic Value Fund	Global Shareholder Yield Fund
Classic Value Fund II	Greater China Opportunities Fund
Classic Value Mega Cap Fund	International Allocation Portfolio
Core Equity Fund	International Classic Value Fund
Growth Fund	International Core Fund
Growth Opportunities Fund	International Growth Fund
Growth Trends Fund
Intrinsic Value Fund	INCOME
Large Cap Equity Fund	Bond Fund
Large Cap Select Fund	Government Income Fund
Mid Cap Equity Fund	High Yield Fund
Multi Cap Growth Fund	Investment Grade Bond Fund
Small Cap Equity Fund	Strategic Income Fund
Small Cap Fund
Small Cap Intrinsic Value Fund	TAX-FREE INCOME
Sovereign Investors Fund	California Tax-Free Income Fund
U.S. Core Fund	High Yield Municipal Bond Fund
U.S. Global Leaders Growth Fund	Massachusetts Tax-Free Income Fund
Value Opportunities Fund	New York Tax-Free Income Fund
Tax-Free Bond Fund

ASSET ALLOCATION	MONEY MARKET
Allocation Core Portfolio	Money Market Fund
Allocation Growth + Value Portfolio	U.S. Government Cash Reserve
Lifecycle 2010 Portfolio
Lifecycle 2015 Portfolio	CLOSED-END
Lifecycle 2020 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2025 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2030 Portfolio	Income Securities Trust
Lifecycle 2035 Portfolio	Investors Trust
Lifecycle 2040 Portfolio	Patriot Premium Dividend Fund II
Lifecycle 2045 Portfolio	Patriot Select Dividend Trust
Lifecycle Retirement Portfolio	Preferred Income Fund
Lifestyle Aggressive Portfolio	Preferred Income II Fund
Lifestyle Balanced Portfolio	Preferred Income III Fund
Lifestyle Conservative Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Growth Portfolio	Tax-Advantaged Global Shareholder Yield Fund
Lifestyle Moderate Portfolio

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

The Fund’s investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Allocation Growth + Value Portfolio.

930SA 6/07
            8/07

John Hancock MUTUAL FUNDS

John Hancock
Allocation Core Portfolio

Semiannual Report
6.30.07

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Financial statements
page 10

Notes to financial statements
page 17

For more information
page 28

CEO corner

To Our Shareholders,

The stock market gained ground in the first half of 2007, returning 6.96% through June 30, as measured by the Standard & Poor’s 500 Index. It was bolstered by stronger-than-expected corporate earnings growth, healthy global economic growth, increased merger and acquisitions activity and mostly steady interest rates. These positives served to overcome concerns about inflation, a slumping housing market, the subprime mortgage debacle and mixed signals on the future direction of interest rates.

In fact, at the end of May, the stock market passed a significant milestone, when the broad Standard & Poor’s 500 Index climbed beyond the record it had set seven years ago. From its peak in March 2000, the stock market spiraled downward three consecutive years, bottoming in 2002. The upturn began in 2003, and the market has advanced each year since, finally setting a new high on May 30, 2007.

This nearly complete market cycle highlights the importance of an investment principle you have heard us speak of often: diversification. That is because it is a key to protecting, and growing, your assets. By allocating your investments among different asset classes, investment styles and portfolio managers, you are likely to be well represented through all phases of a complete market cycle, with the winners helping to cushion the fall of the losers.

The challenge for investors with a diversified portfolio is to properly evaluate your investments to tell the difference between an underperforming manager and an out-of-favor style, while also understanding the role each investment plays in your portfolio. That’s where your financial professional can provide true value. He or she can help you make those assessments and also counsel patience, because a properly diversified portfolio by its very nature will typically have something lagging or out of favor — a concept that can be difficult to live with, but necessary to embrace. If everything in your portfolio is “working,” then you are not truly diversified, but rather are leveraged to the current market and the flavor of the day. If so, you are bound to be out of step in the near future.

With the recent volatility in the securities markets, it has prompted investors to question how long this type of market cycle will last. History tells us it will end and that when it does, today’s leaders may well turn into laggards and vice versa. Indeed, the current subprime mortgage market woes, the subsequent credit crunch and their impact on the financial markets and the global credit markets, are just the latest examples of why investors should be well-diversified. For with patience and a diversified portfolio, it could be easier to weather the market’s twists and turns and reach your long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 27, 2007. They are subject to change at any time.

Your portfolio at a glance

The Portfolio seeks long-term growth of capital, with income as a secondary goal, by investing all of its assets in three other funds advised by John Hancock Advisers, LLC. Approximately one-third of the Fund’s assets will be invested in each of: John Hancock U.S. Global Leaders Growth Fund, which seeks long-term growth of capital; John Hancock Classic Value Fund, which seeks long-term growth of capital; and John Hancock Strategic Income Fund, which seeks a high level of current income.

Over the last six months

► Stocks advanced thanks to better-than-expected corporate earnings and a flood of mergers and acquisitions, while rising interest rates weighed on bonds.

► The Portfolio underperformed its peer group average as one of the two underlying equity funds lagged.

► Limited exposure to cyclical sectors of the market weighed on performance in the two equity components.

Underlying funds
John Hancock U.S. Global		John Hancock Classic		John Hancock Strategic
Leaders Growth Fund		Value Fund		Income Fund

Top holdings		Top holdings		Top Issuers
				Federal National
General Electric Co.	6.2%	Alcatel-Lucent SA	4.7%	Mortgage Assn.	9.1%
Automatic Data
Processing, Inc.	6.1%	Amcor Ltd.	4.5%	Government of Canada	7.6%
				New South Wales
Genzyme Corp.	5.4%	Rentokil Initial Plc	4.4%	Treasury Corp.	5.0%

Staples, Inc.	5.1%	ING Groep NV	4.0%	Bonos y Oblig Del Estado	4.0%
Procter & Gamble		RenaissanceRe
Co. (The)	5.0%	Holdings Ltd.	3.6%	Province of Ontario	3.8%

As a percentage of each fund’s net assets on June 30, 2007.

Managers’ report

John Hancock

Allocation Core Portfolio

The U.S. stock market remained on an upward trajectory in the first half of 2007, while bond returns were very modest. Better-than-expected corporate earnings and a flood of mergers and acquisitions supported stocks, while a resilient economy and rising interest rates weighed on bonds. For the six months ended June 30, 2007, John Hancock Allocation Core Portfolio’s Class A, Class B, Class C and Class R1 shares posted total returns of 2.77%, 2.49%, 2.49% and 2.67%, respectively, at net asset value. By comparison, the average moderate allocation fund returned 5.51%, according to Morningstar, Inc.1 One of the Portfolio’s two equity components — John Hancock U.S. Global Leaders Growth Fund and John Hancock Classic Value Fund — trailed its benchmark for the period, while John Hancock Strategic Income Fund solidly outperformed its broad bond market benchmark.

John Hancock U.S. Global Leaders Growth Fund by Sustainable Growth Advisers, LP

The Fund continued to face the same headwinds as it has over the past several years — low-quality stocks and cyclical sectors of the market continued to outperform.

Consumer stocks contributed the most to the Fund’s underperformance of the S&P 500 Index. Coffee purveyor Starbucks Corp. declined as same-store sales growth decelerated, office supply chain Staples, Inc.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE ...AND WHAT’S BEHIND THE NUMBERS
QUALCOMM	▲	Strong earnings growth derived from royalties on the company’s wireless technology patents
High yield bonds	▲	Search for yield and solid economy sustains demand
SYSCO	▼	Concerns about slowing consumer spending weighed on
food distributor

2

saw its share price fall despite extending its streak of double-digit earnings growth to 22 consecutive quarters, and natural foods retailer Whole Foods Market, Inc. fell after its planned acquisition of competitor Wild Oats Markets was rejected by the Federal Trade Commission.

The best performer in the Fund during the period was generic drug maker Teva Pharmaceutical Industries, Ltd., which surged by more than 30% in the first half of 2007 after a sharp decline in 2006. Payroll processor Automatic Data Processing, Inc. rallied as its new CEO spun off its financial services unit and refocused on the core business of payroll processing, where it is the definitive leader.

We eliminated biotechnology firm Amgen, Inc. and our small remaining stake in computer maker Dell in the first half of 2007. We also replaced home improvement retailer Home Depot with Lowe’s and freight shipper UPS with FedEx, upgrading the quality and earnings visibility of our holdings.

Despite our recent underperformance, we remain steadfast in our conviction that buying great companies and sticking with them over the long term is the best way to achieve superior results with a lower level of risk.

“The U.S. stock market remained
on an upward trajectory in the
first half of 2007, while bond
returns were very modest.”

John Hancock Classic Value Fund
by Pzena Investment Management, LLC

The Fund generated a solid absolute return during the six-month period and kept pace with the Russell 1000 Value Index. We are especially pleased with these results, given the continued sector headwinds facing the Fund. Our limited exposure to the more cyclical segments of the economy proved

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3

to be a drag on performance as these cyclical sectors were among the best performers in the benchmark index.

While sector allocation detracted from relative results, stock selection contributed positively to performance. Government-sponsored mortgage lender Fannie Mae was a top contributor; the company announced that it will be caught up on its earnings restatements and financial reporting by early 2008. Another strong contributor was appliance maker Whirlpool Corp., which restored profit margins by raising prices and maintaining a low cost structure, and it also acquired rival Maytag.

One of the Fund’s weaker performers was Freddie Mac, another government-sponsored mortgage company. Freddie faced the same accounting irregularities as Fannie Mae, but Freddie is further behind in the process of bringing its financial statements up to date. Telecommunications equipment maker Alcatel-Lucent, which recently completed the merger between Alcatel and Lucent, reported earnings that fell short of expectations as competition intensified in the wireless phone business.

We added defense stocks Northrop Grumman Corp. and L-3 Communications Holdings, Inc. to the portfolio during the period, as well as biotechnology firm Amgen. We sold positions in broadcaster CBS, auto components manufacturer Johnson Controls, and auto parts retailer Autozone, each of which reached fair value, triggering our sell discipline.

We are pleased with the quality of the companies we own and, although we are comfortable with the collection of businesses in the fund, we continue to seek out high-quality companies with attractive valuations.

SECTOR DISTRIBUTION[2]

Financials	24%
Consumer discretionary	12%
Consumer staples	11%
Information technology	11%
Health care	11%
Government — foreign	11%
Industrials	5%
Government —
U.S. agency	4%
Telecommunications
services	3%
Materials	2%
Utilities	2%
Energy	1%
Government — U.S	1%

John Hancock Strategic Income Fund
by MFC Global Investment Management (U.S.), LLC

Global bond markets struggled during the first six months of 2007. While the U.S. economy exhibited signs of slowing, global economies continued to forge ahead resulting in monetary tightening in Europe, Japan, Australia and New Zealand. Although global bond markets suffered as a result, associated currency appreciation compensated investors for poor local returns. Concerns over the U.S. subprime mortgage market

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4

contributed to a brief sell-off in risky assets and a general reassessment of risk. High-yield corporate bonds were again among the best-performing global bonds year-to-date, as investors’ appetite for yield helped maintain historically tight spreads.

“One of the Portfolio’s two
equity components …trailed its
benchmark for the period, while
John Hancock Strategic Income
Fund solidly outperformed its
broad bond market benchmark.”

On an absolute basis, the fund benefited from its stake in high yield bonds. Amid low interest rates and a decline in the corporate default rate, demand for high yield bonds remained strong. In that category, two of our holdings were standouts. Penn National Gaming was bolstered by an announced takeover of the company by Fortress Investments and Center Bridge Partners. Brazil-based meat processor Independencia International was helped by strong exports. That said, we lost ground by owning the high yield bonds issued by MGM Mirage, which suffered after a planned sale of the company fell through. Our exposure to foreign bonds denominated in foreign currencies worked in our favor, especially those issued in Canada and Europe. While the bonds themselves declined in value as interest rates in Canada and Europe moved higher, those declines were more than offset by currency appreciation relative to the U.S. dollar. Also to the benefit of the Fund's performance, our slightly shorter duration in our U.S. government allocation helped as bond yields moved higher during the quarter.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. See the prospectus for the risks of investing in high yield bonds.

2 As a percentage of net assets on June 30, 2007 based on the holdings of the underlying funds.

3 As a percentage of net assets on June 30, 2007.

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5

A look at performance

For the periods ended June 30, 2007

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6-month	1-year	5-year	10-year	inception

A	9-16-05	6.20%	—	—	3.42%	–2.36%	6.20%	—	—	6.20%

B	9-16-05	5.96	—	—	3.56	–2.51	5.96	—	—	6.45

C	9-16-05	9.96	—	—	5.72	1.49	9.96	—	—	10.45

R1[1]	9-16-05	11.60	—	—	6.33	2.67	11.60	—	—	11.59

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R1 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Portfolio’s Class R1 share prospectus.

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6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Allocation Core Portfolio Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index 1	Index 2

B	9-16-05	$11,045	$10,645	$12,557	$10,571

C2	9-16-05	11,045	11,045	12,557	10,571

R1[3]	9-16-05	11,159	11,159	12,557	10,571

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio’s Class B, Class C and Class R1 shares, respectively, as of June 30, 2007. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks. Lehman Brothers Aggregate Bond Index — Index 2 — is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Portfolio’s Class R1 share prospectus.

Allocation Core Portfolio

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

In addition to the operating expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the operating expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied operating expenses and transaction costs and the Fund may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Fund will vary. If these indirect expenses were included, your expenses paid during the period would have been higher. We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on January 1, 2007, with the same investment held until June 30, 2007.

	Account value on	Ending value on	Expenses paid during period
	1-1-07	6-30-07	ended 6-30-07[1]

Class A	$1,000.00	$1,027.70	$2.50

Class B	1,000.00	1,024.90	5.92

Class C	1,000.00	1,024.90	6.01

Class R1	1,000.00	1,026.70	3.11

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8

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2007 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on January 1, 2007, with the same investment held until June 30, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value on	Ending value on	Expenses paid during period
	1-1-07	6-30-07	ended 6-30-07[1]

Class A	$1,000.00	$1,022.33	$2.49

Class B	1,000.00	1,018.95	5.91

Class C	1,000.00	1,018.86	6.00

Class R1	1,000.00	1,021.72	3.10

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.50%, 1.18%, 1.20% and 0.62% for Class A, Class B, Class C and Class R1, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

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9

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 6-30-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in affiliated funds, at value (Note 6)
115,692 shares John Hancock Classic Value Fund Class I (cost $2,887,166)	$3,414,057
448,020 shares John Hancock Strategic Income Fund Class I (cost $3,035,149)	2,925,573
102,178 shares John Hancock U.S. Global Leaders Growth Fund Class I
(cost $2,869,689)	2,993,830
Total investments, at value (cost $8,792,004)	9,333,460
Receivable for shares sold	23,704
Receivables from affiliates	16,590
Other assets	141
Total assets	9,373,895

Liabilities

Payable for investments purchased	591
Payable to affiliates
Distributor and service fees	505
Other	951
Other payables and accrued expenses	15,193
Total liabilities	17,240

Net assets

Capital paid-in	8,738,114
Accumulated net realized gain on investments	22,533
Net unrealized appreciation of investments	541,456
Undistributed net investment income	54,552
Net assets	$9,356,655

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($6,297,186 ÷ 585,306 shares)	$10.76
Class B1 ($1,227,887 ÷ 114,559 shares)	$10.72
Class C1 ($1,719,952 ÷ 160,472 shares)	$10.72
Class R1 ($111,630 ÷ 10,380 shares)	$10.75

Maximum offering price per share

Class A2 ($10.76 ÷ 95%)	$11.33

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

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10

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 6-30-07 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Income distributions received from affiliated underlying funds	$89,827
Total investment income	89,827

Expenses

Distribution and service fees (Note 2)	25,634
Class A, B and C transfer agent fees (Note 2)	5,628
Class R1 transfer agent fees (Note 2)	137
Compliance fees	69
Blue sky fees	32,766
Printing fees	7,544
Professional fees	6,228
Custodian fees	593
Trustees’ fees	205
Miscellaneous	1,055
Total expenses	79,859
Less expense reductions (Note 2)	(44,584)
Net expenses	35,275
Net investment income	54,552

Realized and unrealized gain (loss)

Net realized loss on investments in affiliated underlying funds	(16,062)
Change in net unrealized appreciation (depreciation) of investments
in affiliated underlying funds	227,788
Net realized and unrealized gain	211,726
Increase in net assets from operations	$266,278

1 Semiannual period from 1-1-07 to 6-30-07.

See notes to financial statements

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11

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	12-31-06	6-30-07[1]
Increase (decrease) in net assets

From operations
Net investment income	$114,748	$54,552
Net realized gain (loss)	161,427	(16,062)
Change in net unrealized appreciation (depreciation)	321,652	227,788
Increase in net assets resulting from operations	597,827	266,278
Distributions to shareholders
From net investment income
Class A	(168,203)	—
Class B	(23,701)	—
Class C	(42,133)	—
Class R1	(2,784)	—
From net realized gain
Class A	(8,297)	—
Class B	(1,566)	—
Class C	(2,784)	—
Class R1	(141)	—
	(249,609)	—
From Fund share transactions	4,870,324	(776,241)
Total increase (decrease)	5,218,542	(509,963)

Net assets

Beginning of period	4,648,076	9,866,618
End of period	$9,866,618	$9,356,655[2]

1 Semiannual period from 1-1-07 to 6-30-07. Unaudited.

2 Including undistributed net investment income of $54,552.

See notes to financial statements

Allocation Core Portfolio

12

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-05[1]	12-31-06	6-30-07[2]
Per share operating performance

Net asset value, beginning of period	$10.00	$10.04	$10.47
Net investment income[3,4]	0.23	0.17	0.07
Net realized and unrealized
gain (loss) on investments	(0.08)	0.55	0.22
Total from investment operations	0.15	0.72	0.29
Less distributions
From net investment income	(0.11)	(0.28)	—
From net realized gain	—	(0.01)	—
	(0.11)	(0.29)	—
Net asset value, end of period	$10.04	$10.47	$10.76
Total return[5,7] (%)	1.46[6]	7.25	2.77[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$3	$6	$6
Ratio of net expenses to average
net assets[8](%)	0.63[9]	0.53	0.50[9]
Ratio of gross expenses to average
net assets[8,10] (%)	5.11[9]	1.62	1.42[9]
Ratio of net investment income
to average net assets (%)	8.19[9]	1.69	1.36[9]
Portfolio turnover (%)	1[6]	21	9[6]

See notes to financial statements

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13

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-05[1]	12-31-06	6-30-07[2]
Per share operating performance

Net asset value, beginning of period	$10.00	$10.04	$10.46
Net investment income[3,4]	0.12	0.08	0.04
Net realized and unrealized
gain on investments	0.01	0.56	0.22
Total from investment operations	0.13	0.64	0.26
Less distributions
From net investment income	(0.09)	(0.21)	—
From net realized gain	—	(0.01)	—
	(0.09)	(0.22)	—
Net asset value, end of period	$10.04	$10.46	$10.72
Total return[5,7] (%)	1.26[6]	6.43	2.49[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1	$1	$1
Ratio of net expenses to average
net assets[8] (%)	1.33[9]	1.23	1.18[9]
Ratio of gross expenses to average
net assets[8,10] (%)	5.81[9]	2.32	2.10[9]
Ratio of net investment income
to average net assets (%)	4.43[9]	0.77	0.70[9]
Portfolio turnover (%)	1[6]	21	9[6]

See notes to financial statements

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14

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-05[1]	12-31-06	6-30-07[2]
Per share operating performance

Net asset value, beginning of period	$10.00	$10.04	$10.46
Net investment income[3,4]	0.16	0.13	0.03
Net realized and unrealized
gain (loss) on investments	(0.03)	0.51	0.23
Total from investment operations	0.13	0.64	0.26
Less distributions
From net investment income	(0.09)	(0.21)	—
From net realized gain	—	(0.01)	—
	(0.09)	(0.22)	—
Net asset value, end of period	$10.04	$10.46	$10.72
Total return[5,7] (%)	1.26[6]	6.43	2.49[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1	$2	$2
Ratio of net expenses to average
net assets[8] (%)	1.33[9]	1.23	1.20[9]
Ratio of gross expenses to average
net assets[8,10] (%)	5.81[9]	2.32	2.12[9]
Ratio of net investment income
to average net assets (%)	5.76[9]	1.25	0.62[9]
Portfolio turnover (%)	1[6]	21	9[6]

See notes to financial statements

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15

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	12-31-05[1]	12-31-06	6-30-07[2]
Per share operating performance

Net asset value, beginning of period	$10.00	$10.04	$10.47
Net investment income[3,4]	0.07	0.17	0.07
Net realized and unrealized
gain on investments	0.07	0.55	0.21
Total from investment operations	0.14	0.72	0.28
Less distributions
From net investment income	(0.10)	(0.28)	—
From net realized gain	—	(0.01)	—
	(0.10)	(0.29)	—
Net asset value, end of period	$10.04	$10.47	$10.75
Total return[5,7] (%)	1.40[6]	7.18	2.67[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[11]	—[11]	—[11]
Ratio of net expenses to average
net assets[8] (%)	1.08[9]	0.60	0.62[9]
Ratio of gross expenses to average
net assets[8,10] (%)	5.56[9]	2.67	1.54[9]
Ratio of net investment income
to average net assets (%)	2.32[9]	1.71	1.25[9]
Portfolio turnover (%)	1[6]	21	9[6]

1 Beginning of operations from 9-19-05 to 12-31-05.

2 Semiannual period from 1-1-07 to 6-30-07. Unaudited.

3 Based on the average of the shares outstanding.

4 Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying affiliated funds in which the Fund invests.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Total return would have been lower had certain expenses not been reduced during the period shown.

8 Does not include expenses of the underlying affiliated funds in which the Fund invests. The estimated annual expense ratio of the underlying funds was 0.73% .

9 Annualized.

10 Does not take into consideration expense reductions during the period shown.

11 Less than $500,000.

See notes to financial statements

Allocation Core Portfolio

16

Notes to financial statements (unaudited)

Note 1 Accounting policies

John Hancock Allocation Core Portfolio (the Fund) is a diversified series of John Hancock Capital Series (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term growth of capital, with income as a secondary goal.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class R1 shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase. Effective March 1, 2007, Class R shares were redesignated Class R1 shares.

The Fund operates as a “fund of funds” which invests in shares of mutual funds (underlying funds) managed by affiliates of John Hancock Advisers, LLC. (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements, which are available on www.jhfunds.com.

Significant accounting policies of the Fund are as follows:

Security valuation

The net asset value of the Class A, Class B, Class C and Class R1 shares of the Fund and investments in the underlying funds are determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Securities in the underlying fund’s portfolios (portfolios) are valued as follows. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the portfolios are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the portfolios’ shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between

Allocation Core Portfolio

17

the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Investment transactions

Investment transactions in the underlying funds are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class R1 shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expenses in the Fund’s Statement of Operations reflect the expenses of the Fund and do not include any indirect expenses related to the underlying funds.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Allocation Core Portfolio

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of this Interpretation to the Fund and does not believe there is a material impact resulting from the adoption of this Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income and capital gain distributions from underlying funds are recorded on the ex-dividend date. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2006, the tax character of distributions paid was as follows: ordinary income $236,821 and long-term capital gain $12,788. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and

18

profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract the Fund does not pay management fee to the Adviser. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder in the underlying funds.

The Adviser has agreed to limit the Fund’s total expenses excluding distribution and service fees and transfer agent fees, to 0.08% of the Fund’s average daily net asset value, on an annual basis, at least until April 30, 2007. Accordingly, the expense reductions related to this total expense limitation amounted to $44,584 for the period ended June 30, 2007. The Adviser reserves the right to terminate this limitation in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.50% of the average daily net asset value of Class A, Class B, Class C and Class R1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for a Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Expenses under the agreement described above for the period ended June 30, 2007, were as follows:

Distribution and
Share class	service fees

Class A	$9,559
Class B	5,994
Class C	9,944
Class R1	137
Total	$25,634

Class A shares are assessed up-front sales charges. During the period ended June 30, 2007, JH Funds received net up-front sales charges of $20,700 with regard to sales of Class A shares. Of this amount, $3,307 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $17,067 was paid as sales commissions to unrelated broker-dealers and $326 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent John Hancock Life Insurance Company (JHLICO), a subsidiary of MFC, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2007, CDSCs received by JH Funds amounted to $969 for Class B shares and $608 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B, Class C and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee

Allocation Core Portfolio

19

based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services had agreed to limit Class A, Class B, Class C and Class R1 transfer agent fees to 0.25% of each respective class’s average daily net asset value until April 30, 2007. There were no expense reductions related to this limitation for the period ended June 30, 2007. Signature Services reserves the right to terminate this limitation in the future.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. There was no compensation for the period. The Fund also reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICO owned 10,393 Class A shares, 10,303 Class B shares, 10,303 Class C shares and 10,380 Class R1 shares of beneficial interest of the Fund on June 30, 2007.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund believes the risk of loss to be remote.

Allocation Core Portfolio

20

Note 4

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended December 31, 2006, and the period ended June 30, 2007, along with the corresponding dollar value.

	Year ended 12-31-06		Period ended 6-30-07[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	417,623	$4,224,187	86,046	$907,639
Distributions reinvested	15,844	165,417	—	—
Repurchased	(123,705)	(1,259,618)	(111,693)	(1,185,103)
Net increase (decrease)	309,762	$3,129,986	(25,647)	($277,464)

Class B shares

Sold	81,513	$826,362	15,002	$158,493
Distributions reinvested	1,956	20,404	—	—
Repurchased	(30,443)	(308,157)	(15,061)	(158,912)
Net increase (decrease)	53,026	$538,609	(59)	($419)

Class C shares

Sold	146,918	$1,511,134	13,989	$146,812
Distributions reinvested	4,275	44,585	—	—
Repurchased	(34,551)	(356,924)	(60,410)	(645,170)
Net increase (decrease)	116,642	$1,198,795	(46,421)	($498,358)

Class R1 shares

Sold	—	$10	—	—
Distributions reinvested	280	2,924	—	—
Net increase	280	$2,934	—	—

Net increase (decrease)	479,710	$4,870,324	(72,127)	($776,241)

1 Semiannual period from 1-1-07 to 6-30-07. Unaudited.

Note 5

Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2007, aggregated $917,001 and $1,656,415, respectively.

The cost of investments owned on June 30, 2007, including short-term investments, for federal income tax purposes, was $8,841,140. Gross unrealized appreciation and depreciation of investments aggregated $601,896 and $109,576, respectively, resulting in net unrealized appreciation of $492,320. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Allocation Core Portfolio

21

Note 6

Investments in underlying funds

The Fund invests primarily in the underlying funds that are managed by affiliates of the Adviser. The Fund does not invest in the underlying funds for the purpose of exercising management or control. At June 30, 2007, a summary of the Fund’s transactions in the securities of affiliated issuers is set forth below:

	Beginning			Ending			Capital
	share	Shares	Shares	share	Sale	Dividend	gain	Ending
Affiliate — Class I	amount	purchased	sold	amount	proceeds	income	distributions	value
John Hancock
Classic Value Fund	125,177	9,677	19,162	115,692	$552,137	—	—	$3,414,057
John Hancock
Strategic Income Fund	477,047	54,961	83,988	448,020	552,140	$89,827	—	2,925,573
John Hancock U.S. Global
Leaders Growth Fund	111,625	9,300	18,747	102,178	552,137	—	—	2,993,830

Note 7 Affiliated payment

On June 25, 2007, John Hancock Advisers, LLC (the Adviser) and John Hancock Funds, LLC (the Distributor) and two of their affili-ates (collectively, the John Hancock Affiliates) reached a settlement with the Securities and Exchange Commission (SEC) that resolved an investigation of certain practices relating to the John Hancock Affiliates’ variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $2,087,477 and prejudgment interest of $359,460 to entities, including certain John Hancock Funds, that participated in the Adviser’s directed brokerage program during the period from 2000 to October 2003. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in October 2003. As a result of this settlement, the following underlying affiliated funds recorded a gain on June 25, 2007, of $4,200 and $244,201 for the John Hancock Classic Value Fund and the John Hancock U.S. Global Leaders Growth Fund, respectively.

Note 8 Fund mergers

On June 29, 2007, the Board of Trustees of the Fund approved the proposed merger transaction (the Reorganization) for the Fund, a series of John Hancock Capital Series Trust, to be merged into Lifestyle Balanced Portfolio (Lifestyle Balanced), a series of John Hancock Funds II.

Pursuant to the Reorganization, the Fund would transfer all of its assets to Lifestyle Balanced, in exchange for corresponding shares of Lifestyle Balanced. These shares would be distributed proportionately to the shareholders of the Fund. Lifestyle Balanced would also assume the Fund’s liabilities.

A meeting of the shareholders of the Fund is scheduled to be held at 601 Congress Street, Boston, Massachusetts, on Wednesday, September 26, 2007, at 10:00 a.m., Eastern Time. If approved by the shareholders, the Reorganization is scheduled to take place at the close of business on September 28, 2007.

Allocation Core Portfolio

22

Board Consideration of and Continuation of Investment Advisory Agreement: John Hancock Allocation Core Portfolio

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Capital Series (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) for the John Hancock Allocation Core Portfolio (the Fund). The Fund invests in a combination of John Hancock mutual funds (the Underlying Funds) on a fixed-percentage basis. Separately, the Board reviewed and considered the continuation of the Advisory Agreement and investment subadvisory agreements with each subadviser to an Underlying Fund in which the Fund invests. The Board’s considerations and conclusions with respect to the Underlying Funds are set forth in each Underlying Fund’s shareholder report.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the continuation of the Advisory Agreement. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the Adviser’s financial results and condition, including its profitability from services performed for the Fund complex as a whole, (iv) the Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s compliance department, (v) the background and experience of senior management and investment professionals, and (vi) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates.

The Board considered the legal advice of their counsel and relied on their own business judgment in determining the material factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the narrow scope of services for which the Adviser is engaged, in light of the fixed allocation to the Underlying Funds and concluded that the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser supported renewal of the Advisory Agreement.

Fund performance

The Board noted that the Fund had less than two full years of operational history and that its performance record is entirely attributable to the performance of the Underlying Funds, given its fixed allocation structure.

Investment advisory fee rate and expenses

The Board noted that the Adviser did not charge an advisory fee to the Fund for investment advisory services. The Board

23

concluded that in light of the absence of advisory fees paid by the Fund, reflecting the limited scope of services for which the Adviser is engaged, the arrangements were reasonable in relation to the services provided.

The Board received and considered expense information regarding the Fund’s various components, including distribution and fees other than distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the advisory fee waiver arrangement into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross Expense Ratio was higher than the median of the Peer Group and Category. The Board also noted that the Fund’s Net Expense Ratio was higher than the median of the Category, but lower than the Peer Group median. The Board favorably considered the impact of fee caps towards ultimately lowering the Fund’s total operating expense ratio. The Board discounted the expense analysis because it did not distinguish between Fund-level and Underlying Fund-level expenses, and thus presented a comparison of the expenses information that was of limited utility.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board supported the re-approval of the Advisory Agreement.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the various relationships between the Fund and the Fund complex, on the one hand, and the Adviser and its affiliates on the other. The Board also considered publicly available industry information comparing the Adviser’s profitability to that of other similar investment advisers. The Board concluded that, in light of the absence of any advisory fees and in light of the costs of providing other services to the Fund and the Fund complex as a whole, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board observed that the Advisory Agreement did not provide for the payment of any fees and so did not determine that it needed to impose breakpoints.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such bene-fits primarily include the advisory and other fees generated by the Underlying Fund, which are separately evaluated and assessed by the Board in its capacity of overseeing the Underlying Funds’ contractual arrangements.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreement.

24

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Transfer agent
Ronald R. Dion, Chairman	Chief Financial Officer	John Hancock Signature
James R. Boyle**		Services, Inc.
James F. Carlin	Gordon M. Shone	One John Hancock Way,
William H. Cunningham	Treasurer	Suite 1000
Charles L. Ladner*		Boston, MA 02217-1000
Dr. John A. Moore*	John G. Vrysen
Patti McGill Peterson*	Chief Operating Officer	Legal counsel
Steven R. Pruchansky		Kirkpatrick & Lockhart
*Members of the Audit Committee	Investment adviser	Preston Gates Ellis LLP
**Non-Independent Trustee	John Hancock Advisers, LLC	One Lincoln Street
	601 Congress Street	Boston, MA 02111-2950
Officers	Boston, MA 02210-2805
Keith F. Hartstein
President and	Principal distributor
Chief Executive Officer	John Hancock Funds, LLC
601 Congress Street
Thomas M. Kinzler	Boston, MA 02210-2805
Secretary and Chief Legal Officer
Custodian
Francis V. Knox, Jr.	The Bank of New York
Chief Compliance Officer	One Wall Street
New York, NY 10286

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	One John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

28

J O H N   H A N C O C K   F A M I L Y   O F  F U N D S

EQUITY	INTERNATIONAL/ GLOBAL
Balanced Fund	Global Opportunities Fund
Classic Value Fund	Global Shareholder Yield Fund
Classic Value Fund II	Greater China Opportunities Fund
Classic Value Mega Cap Fund	International Allocation Portfolio
Core Equity Fund	International Classic Value Fund
Growth Fund	International Core Fund
Growth Opportunities Fund	International Growth Fund
Growth Trends Fund
Intrinsic Value Fund	INCOME
Large Cap Equity Fund	Bond Fund
Large Cap Select Fund	Government Income Fund
Mid Cap Equity Fund	High Yield Fund
Multi Cap Growth Fund	Investment Grade Bond Fund
Small Cap Equity Fund	Strategic Income Fund
Small Cap Fund
Small Cap Intrinsic Value Fund	TAX-FREE INCOME
Sovereign Investors Fund	California Tax-Free Income Fund
U.S. Core Fund	High Yield Municipal Bond Fund
U.S. Global Leaders Growth Fund	Massachusetts Tax-Free Income Fund
Value Opportunities Fund	New York Tax-Free Income Fund
Tax-Free Bond Fund

ASSET ALLOCATION	MONEY MARKET
Allocation Core Portfolio	Money Market Fund
Allocation Growth + Value Portfolio	U.S. Government Cash Reserve
Lifecycle 2010 Portfolio
Lifecycle 2015 Portfolio	CLOSED-END
Lifecycle 2020 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2025 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2030 Portfolio	Income Securities Trust
Lifecycle 2035 Portfolio	Investors Trust
Lifecycle 2040 Portfolio	Patriot Premium Dividend Fund II
Lifecycle 2045 Portfolio	Patriot Select Dividend Trust
Lifecycle Retirement Portfolio	Preferred Income Fund
Lifestyle Aggressive Portfolio	Preferred Income II Fund
Lifestyle Balanced Portfolio	Preferred Income III Fund
Lifestyle Conservative Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Growth Portfolio	Tax-Advantaged Global Shareholder Yield Fund
Lifestyle Moderate Portfolio

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

The Fund’s investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Allocation Core Portfolio.

940SA 6/07
8/07

ITEM 2. CODE OF ETHICS.

As of the end of the period, June 30, 2007, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: August 27, 2007

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: August 27, 2007